SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  11         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             13       (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [X] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith is not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 filed on or about April 26, 2002.

American Express
Retirement Advisor Advantage(SM) Variable Annuity

American Express
Retirement Advisor Select(SM) Variable Annuity

Issued by:
IDS Life Insurance Company

Prospectus


________, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life Variable Account 10

Issued by:        IDS Life Insurance Company (IDS Life)
                  70100 AXP Financial Center
                  Minneapolis, MN 55474
                  Telephone: (800) 862-7919
                  americanexpress.com

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) or the Retirement Advisor Select(SM) Variable Annuity (RAVA Select). Prospectuses are also available for:

o   American Express(R) Variable Portfolio Funds
o   AIM Variable Insurance Funds
o   Alliance Variable Products Series Fund
o   American Century(R) Variable Portfolios, Inc.
o   Calvert Variable Series, Inc.
o   Evergreen Variable Annuity Trust
o   Fidelity(R) Variable Insurance Products - Service Class
    Fund II, Inc.
o   Franklin(R) Templeton(R) Variable Insurance
    Products Trust (FTVIPT) - Class 2
o   Goldman Sachs Variable Insurance Trust (VIT)
o   INVESCO Variable Investment Funds, Inc.
o   Janus Aspen Series: Service Shares
o   Lazard Retirement Series, Inc.
o   MFS(R) Variable Insurance Trust(SM)
o   Pioneer Variable Contracts Trust (VCT), Class II Shares
o   Putnam Variable Trust - Class IB Shares
o   Strong Opportunity
o   Wanger Advisors Trust
o   Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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

Table of Contents


Key Terms
The Contract in Brief
Expense Summary
Condensed Financial Information (Unaudited)
Financial Statements
Performance Information
The Variable Account and the Funds
The Fixed Account
Buying Your Contract
Charges
Valuing Your Investment
Making the Most of Your Contract
Surrenders
TSA -- Special Surrender Provisions
Changing Ownership
Benefits in Case of Death -- Standard Death Benefit
Optional Benefits
The Annuity Payout Period
Taxes
Voting Rights
Substitution of Investments
About the Service Providers
Table of Contents of the
  Statement of Additional Information


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2    AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o   Roth IRAs under Section 408A of the Code
o   SIMPLE IRAs under Section 408(p) of the Code
o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o   Plans under Section 401(k) of the Code
o   Custodial and trusteed plans under Section 401(a) of the Code
o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000 under RAVA Advantage; $250,000 for RAVA Select.

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

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception:
If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)


Minimum allowable purchase payments
If paying by installments under a scheduled payment plan:

    $23.08 biweekly, or
    $50 per month

                                                 RAVA Advantage    RAVA Select
If paying by any other method:

    initial payment for qualified annuities          $1,000         $ 2,000
    initial payment for nonqualified annuities        2,000          10,000
    for any additional payments                          50              50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                 RAVA Advantage    RAVA Select
For the first year:

    up to age 85                                 $1,000,000        $999,999
    for ages 86 to 90                               100,000         100,000

For each subsequent year:

    up to age 85                                    100,000         100,000
    for ages 86-90                                   50,000          50,000


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)


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4    AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;
o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);
o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);
o   surrender charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);
o   the operating expenses of the funds in which the subaccounts invest;
o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.15% of the contract value;
o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and
o if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge for RAVA Advantage: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

               Seven-year schedule                    Ten-year schedule*
Years from purchase   Surrender charge    Years from purchase   Surrender charge
 Payment receipt          percentage        payment receipt         percentage
       1                     7%                   1                    8%
       2                     7                    2                    8
       3                     7                    3                    8
       4                     6                    4                    7
       5                     5                    5                    7
       6                     4                    6                    6
       7                     2                    7                    5
       Thereafter            0                    8                    4
                                                  9                    3
                                                 10                    2
                                                 Thereafter            0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

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


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. ____ and "The Annuity Payout Period -- Annuity Payout Plans" p. ____).

Surrender charge for RAVA Select (except Texas): Contingent deferred sales charge as a percentage of purchase payment surrendered.

                            Surrender charge schedule
                     Years from             Surrender charge
                   contract date                percentage
                          1                         7%
                          2                         7
                          3                         7
                          Thereafter                0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).

Surrender charge for RAVA Select in Texas:
                                         Surrender charge percentage
                              (as a percentage of purchase payments surrendered)
                                              in contract year
 Payments made in contract year        1          2       3       Thereafter
                 1                     8%         7%     6%          0%
                 2                                8      7           0
                 3                                       8           0
                 Thereafter                                          0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. __ and "The Annuity Payout Period -- Annuity Payout Plans" p. __).


                                                                            RAVA Advantage     RAVA Select
Annual contract administrative charge:                                          $30**             $30**

Maximum Anniversary Value Death Benefit Rider (MAV) fee:                        0.15%             0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:                                0.30%             0.30%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:                           0.40%             0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:                                             RAVA Advantage     RAVA Select
       for nonqualified annuities                                               0.95%             1.20%
       for qualified annuities                                                  0.75%             1.00%

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

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

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                     Management       12b-1          Other
                                                                        fees          fees         expenses     Total
AXP(R) Variable Portfolio -
       Blue Chip Advantage Fund                                         .54%           .13%          .11%         .78%(1)
       Bond Fund                                                        .60            .13           .07          .80(2)
       Capital Resource Fund                                            .61            .13           .04          .78(2)
       Cash Management Fund                                             .51            .13           .04          .68(2)
       Diversified Equity Income Fund                                   .55            .13           .23          .91(1)
       Emerging Markets Fund                                           1.16            .13           .46         1.75(1)
       Equity Select Fund                                               .64            .13           .33         1.10(1)
       Extra Income Fund                                                .62            .13           .07          .82(2)
       Federal Income Fund                                              .61            .13           .10          .84(1)
       Global Bond Fund                                                 .84            .13           .10         1.07(2)
       Growth Fund                                                      .62            .13           .15          .90(1)
       International Fund                                               .83            .13           .08         1.04(2)
       Managed Fund                                                     .59            .13           .04          .76(2)
       New Dimensions Fund(R)                                           .60            .13           .06          .79(2)
       Partners Small Cap Value Fund                                   1.02            .13           .35         1.50(1)
       S&P 500 Index Fund                                               .29            .13           .07          .49(1)
       Small Cap Advantage Fund                                         .73            .13           .30         1.16(1)
       Stock Fund                                                       .56            .13           .41         1.10(1)
       Strategy Aggressive Fund                                         .60            .13           .05          .78(2)
AIM V.I.
       Capital Appreciation Fund, Series II                             .61            .25           .24         1.10(3)
       Capital Development Fund, Series II                              .75            .25           .41         1.41(3)
Alliance VP
       AllianceBernstein International Value Portfolio (Class B)         --            .25           .95         1.20(4)
       Growth and Income Portfolio (Class B)                            .63            .25           .04          .92(5)
American Century(R) Variable Portfolios, Inc.
       VP International, Class II                                      1.19            .25            --         1.44(6),(7)
       VP Value, Class II                                               .86            .25            --         1.11(6),(8)
Calvert Variable Series, Inc.
       Social Balanced Portfolio                                        .70             --           .17          .87(9)
Evergreen VA
       Capital Growth Fund, Class L Shares                              .80            .25           .08         1.13(10)

Fidelity (R) VIP
       Growth & Income Portfolio Service Class 2                        .48            .25           .11          .84(11)
       Mid Cap Portfolio Service Class 2                                .58            .25           .11          .94(11)
       Overseas Portfolio Service Class 2                               .73            .25           .20         1.18(11)

FTVIPT
       Franklin Real Estate Fund - Class 2                              .56            .25           .03          .84(12),(13)
       Franklin Small Cap Value Securities Fund - Class 2               .57            .25           .20         1.02(13),(14)
       (previously FTVIPT Franklin Value Securities Fund - Class 2)
       Mutual Shares Securities Fund - Class 2                          .60            .25           .19         1.04(13)
Goldman Sachs VIT
       CORE(SM) U.S. Equity Fund                                        .70             --           .11          .81(15)
       Mid Cap Value Fund                                               .80             --           .13          .93(15)

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

Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)

                                                                     Management       12b-1          Other
                                                                        fees          fees         expenses     Total
INVESCO VIF
       Dynamics Fund                                                    .75%            --%          .33%        1.08%(16),(17)
       Financial Services Fund                                          .75             --           .32         1.07(16),(17)
       Technology Fund                                                  .75             --           .32         1.07(16),(17)
       Telecommunications Fund                                          .75             --           .34         1.09(16),(17)
Janus Aspen Series
       Global Technology Portfolio: Service Shares                      .65            .25           .05          .95(18)
       International Growth Portfolio: Service Shares                   .65            .25           .06          .96(18)
Lazard Retirement Series
       International Equity Portfolio                                   .75            .25           .25         1.25(19)
MFS(R)
       Investors Growth Stock Series - Service Class                    .75            .25           .17         1.17(20),(21)
       New Discovery Series - Service Class                             .90            .25           .16         1.31(20),(21),(22)
       Utilities Series - Service Class                                 .75            .25           .18         1.18(20),(21)
Pioneer VCT
       Pioneer Equity Income VCT Portfolio - Class II Shares            .65            .25           .12         1.02(5)
       Pioneer Europe VCT Portfolio - Class II Shares                   .51            .25          2.46         3.22(23)
Putnam Variable Trust
       Putnam VT Health Sciences Fund - Class IB Shares                 .70            .25           .09         1.04(24)
       Putnam VT International Growth Fund - Class IB Shares            .76            .25           .18         1.19(24)
       Putnam VT Vista Fund - Class IB Shares                           .61            .25           .06          .92(24)
Strong Funds
       Strong Opportunity Fund II - Advisor Class                       .75            .25           .54         1.54(25)
Wanger
       International Small Cap                                         1.24             --           .19         1.43(26)
       U.S. Smaller Companies                                           .94             --           .05          .99(26)
       (previously Wanger U.S. Small Cap)
Wells Fargo VT
       Asset Allocation Fund                                            .49            .25           .26         1.00(27)
       International Equity Fund                                         --            .25           .75         1.00(27)
       Small Cap Growth Fund                                            .63            .25           .32         1.20(27)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

--------------------------------------------------------------------------------
8 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

(9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(17) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended Dec. 31,2001 were insignificant.

(18) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(19) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(22) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(23) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(24) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(25) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(26) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(27) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

Examples:*

In order to provide a more meaningful discussion about each contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)  the base contract with no optional riders,
2)  the contract with the selection of the Enhanced Earnings Death Benefit Rider
    (EEB),
3) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider (EEP),
4) the contract with selection of the Maximum Anniversary Value Death Benefit Rider (MAV),
5)  the contract with the selection of both the MAV and the EEB Riders, and
6)  the contract with the selection of both the MAV and the EEP Riders.

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 98.26  $136.52  $167.26  $230.97       $ 18.26  $ 56.52  $ 97.26  $210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AXP(R) VP - Bond Fund
      base contract with no optional riders             98.46   137.15   168.31   233.13         18.46    57.15    98.31   213.13
      optional EEB                                     101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEP                                     102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional MAV                                     100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
      optional MAV and EEB                             103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEP                             104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             98.26   136.52   167.26   230.97         18.26    56.52    97.26   210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             97.23   133.40   161.99   220.06         17.23    53.40    91.99   200.06
      optional EEB                                     100.31   142.74   177.74   252.45         20.31    62.74   107.74   232.45
      optional EEP                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional MAV                                      98.77   138.08   169.89   236.38         18.77    58.08    99.89   216.38
      optional MAV and EEB                             101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
      optional MAV and EEP                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders           $ 99.59  $140.57  $174.08  $244.98        $19.59  $ 60.57  $104.08  $224.98
      optional EEB                                     102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
      optional EEP                                     103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
      optional MAV                                     101.13   145.22   181.90   260.93         21.13    65.22   111.90   240.93
      optional MAV and EEB                             104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12
      optional MAV and EEP                             105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders            108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31
      optional EEB                                     111.27   175.59   232.33   360.44         31.27    95.59   162.33   340.44
      optional EEP                                     112.30   178.62   237.31   369.96         32.30    98.62   167.31   349.96
      optional MAV                                     109.74   171.03   224.83   345.99         29.74    91.03   154.83   325.99
      optional MAV and EEB                             112.81   180.13   239.79   374.68         32.81   100.13   169.79   354.68
      optional MAV and EEP                             113.84   183.16   244.73   384.06         33.84   103.16   174.73   364.06
AXP(R) VP - Equity Select Fund
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             98.67   137.77   169.36   235.30         18.67    57.77    99.36   215.30
      optional EEB                                     101.74   147.08   185.02   267.24         21.74    67.08   115.02   247.24
      optional EEP                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV                                     100.20   142.43   177.22   251.39         20.20    62.43   107.22   231.39
      optional MAV and EEB                             103.28   151.72   192.78   282.86         23.28    71.72   122.78   262.86
      optional MAV and EEP                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
AXP(R) VP - Global Bond Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42

--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Growth Fund
      base contract with no optional riders           $ 99.49  $140.26  $173.56  $243.91        $19.49   $60.26  $103.56  $223.91
      optional EEB                                     102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEP                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional MAV                                     101.02   144.91   181.38   259.87         21.02    64.91   111.38   239.87
      optional MAV and EEB                             104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEP                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
AXP(R) VP - International Fund
       base contract with no optional riders           100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
       optional EEB                                    104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
       optional EEP                                    105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
       optional MAV                                    102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
       optional MAV and EEB                            105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
       optional MAV and EEP                            106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
AXP(R) VP - Managed Fund
       base contract with no optional riders            98.05   135.90   166.21   228.79         18.05    55.90    96.21   208.79
       optional EEB                                    101.13   145.22   181.90   260.93         21.13    65.22   111.90   240.93
       optional EEP                                    102.15   148.32   187.09   271.43         22.15    68.32   117.09   251.43
       optional MAV                                     99.59   140.57   174.08   244.98         19.59    60.57   104.08   224.98
       optional MAV and EEB                            102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
       optional MAV and EEP                            103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
AXP(R) VP - New Dimensions Fund(R)
       base contract with no optional riders            98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
       optional EEB                                    101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
       optional EEP                                    102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
       optional MAV                                     99.90   141.50   175.65   248.19         19.90    61.50   105.65   228.19
       optional MAV and EEB                            102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
       optional MAV and EEP                            104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
AXP(R) VP - Partners Small Cap Value Fund
       base contract with no optional riders           105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
       optional EEB                                    108.71   167.98   219.80   336.23         28.71    87.98   149.80   316.23
       optional EEP                                    109.74   171.03   224.83   345.99         29.74    91.03   154.83   325.99
       optional MAV                                    107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
       optional MAV and EEB                            110.25   172.55   227.33   350.83         30.25    92.55   157.33   330.83
       optional MAV and EEP                            111.27   175.59   232.33   360.44         31.27    95.59   162.33   340.44
AXP(R) VP - S&P 500 Index Fund
       base contract with no optional riders            95.28   127.46   151.91   199.05         15.28    47.46    81.91   179.05
       optional EEB                                     98.36   136.83   167.78   232.05         18.36    56.83    97.78   212.05
       optional EEP                                     99.38   139.95   173.03   242.83         19.38    59.95   103.03   222.83
       optional MAV                                     96.82   132.15   159.87   215.67         16.82    52.15    89.87   195.67
       optional MAV and EEB                             99.90   141.50   175.65   248.19         19.90    61.50   105.65   228.19
       optional MAV and EEP                            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years  5 years  10 years
AXP(R) VP - Small Cap Advantage Fund
       base contract with no optional riders          $102.15  $148.32  $187.09  $271.43        $22.15   $68.32  $117.09  $251.43
       optional EEB                                    105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
       optional EEP                                    106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
       optional MAV                                    103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
       optional MAV and EEB                            106.76   162.17   210.18   317.42         26.76    82.17   140.18   297.42
       optional MAV and EEP                            107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
AXP(R) VP - Stock Fund
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders             98.26   136.52   167.26   230.97         18.26    56.52    97.26   210.97
      optional EEB                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEP                                     102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional MAV                                      99.79   141.19   175.13   247.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                             102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                             103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders            101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional EEB                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional EEP                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional MAV                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders            104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional EEB                                     107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
      optional EEP                                     108.81   168.28   220.30   337.21         28.81    88.28   150.30   317.21
      optional MAV                                     106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
      optional MAV and EEB                             109.33   169.81   222.82   342.10         29.33    89.81   152.82   322.10
      optional MAV and EEP                             110.35   172.85   227.83   351.80         30.35    92.85   157.83   331.80
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders            102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEB                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional EEP                                     106.66   161.86   209.67   316.42         26.66    81.86   139.67   296.42
      optional MAV                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                             108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31

--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders           $ 99.69  $140.88  $174.60  $246.05        $19.69   $60.88  $104.60  $226.05
      optional EEB                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional EEP                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV                                     101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
American Century(R) VP International, Class II
      base contract with no optional riders            105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional EEB                                     108.10   166.15   216.77   330.33         28.10    86.15   146.77   310.33
      optional EEP                                     109.12   169.20   221.81   340.14         29.12    89.20   151.81   320.14
      optional MAV                                     106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
      optional MAV and EEB                             109.63   170.72   224.32   345.02         29.63    90.72   154.32   325.02
      optional MAV and EEP                             110.66   173.76   229.33   354.69         30.66    93.76   159.33   334.69
American Century(R) VP Value, Class II
      base contract with no optional riders            101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional EEB                                     104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional EEP                                     105.74   159.10   205.09   307.38         25.74    79.10   135.09   287.38
      optional MAV                                     103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional MAV and EEB                             106.25   160.64   207.64   312.41         26.25    80.64   137.64   292.41
      optional MAV and EEP                             107.28   163.70   212.72   322.40         27.28    83.70   142.72   302.40
Calvert Variable Series, Inc. Social Balanced
Portfolio
      base contract with no optional riders             99.18   139.32   171.98   240.69         19.18    59.32   101.98   220.69
      optional EEB                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional EEP                                     103.28   151.72   192.78   282.86         23.28    71.72   122.78   262.86
      optional MAV                                     100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional MAV and EEB                             103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV and EEP                             104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders            101.84   147.39   185.54   268.29         21.84    67.39   115.54   248.29
      optional EEB                                     104.92   156.64   201.00   299.27         24.92    76.64   131.00   279.27
      optional EEP                                     105.94   159.72   206.11   309.39         25.94    79.72   136.11   289.39
      optional MAV                                     103.38   152.02   193.29   283.89         23.38    72.02   123.29   263.89
      optional MAV and EEB                             106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV and EEP                             107.48   164.31   213.73   324.39         27.48    84.31   143.73   304.39

Fidelity(R) VIP Growth & Income Portfolio Service
Class 2

      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19

--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years

Fidelity(R) VIP Mid Cap Portfolio Service Class 2

      base contract with no optional riders           $ 99.90  $141.50  $175.65  $248.19        $19.90   $61.50  $105.65  $228.19
      optional EEB                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional EEP                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional MAV                                     101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
      optional MAV and EEB                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional MAV and EEP                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35

Fidelity(R) VIP Overseas Portfolio Service Class 2

      base contract with no optional riders            102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional EEB                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional EEP                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                             107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders             98.87   138.39   170.41   237.46         18.87    58.39   100.41   217.46
      optional EEB                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional EEP                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV                                     100.41   143.05   178.26   253.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                             103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                             104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Franklin Value Securities Fund - Class 2)
      base contract with no optional riders            100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional EEB                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional EEP                                     104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
      optional MAV                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                             106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
      optional EEB                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional EEP                                     105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV                                     102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                             106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             98.56   137.46   168.84   234.22         18.56    57.46    98.84   214.22
      optional EEB                                     101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional EEP                                     102.66   149.86   189.68   276.64         22.66    69.86   119.68   256.64
      optional MAV                                     100.10   142.12   176.69   250.32         20.10    62.12   106.69   230.32
      optional MAV and EEB                             103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional MAV and EEP                             104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12

--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders           $ 99.79  $141.19  $175.13  $247.12        $19.79   $61.19  $105.13  $227.12
      optional EEB                                     102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional EEP                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV                                     101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional MAV and EEB                             104.41   155.11   198.43   294.17         24.41    75.11   128.43   274.17
      optional MAV and EEP                             105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
INVESCO VIF - Dynamics Fund
      base contract with no optional riders            101.33   145.84   182.94   263.03         21.33    65.84   112.94   243.03
      optional EEB                                     104.41   155.11   198.43   294.17         24.41    75.11   128.43   274.17
      optional EEP                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional MAV                                     102.87   150.48   190.71   278.72         22.87    70.48   120.71   258.72
      optional MAV and EEB                             105.94   159.72   206.11   309.39         25.94    79.72   136.11   289.39
      optional MAV and EEP                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
INVESCO VIF - Financial Services Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
INVESCO VIF - Technology Fund
      base contract with no optional riders            101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional EEB                                     104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional EEP                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                             105.84   159.41   205.60   308.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders            101.43   146.15   183.46   264.09         21.43    66.15   113.46   244.09
      optional EEB                                     104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional EEP                                     105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV                                     102.97   150.79   191.23   279.75         22.97    70.79   121.23   259.75
      optional MAV and EEB                             106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
      optional MAV and EEP                             107.07   163.09   211.70   320.41         27.07    83.09   141.70   300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders            100.00   141.81   176.17   249.25         20.00    61.81   106.17   229.25
      optional EEB                                     103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional EEP                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV                                     101.54   146.46   183.98   265.14         21.54    66.46   113.98   245.14
      optional MAV and EEB                             104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV and EEP                             105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37

--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year   3 years   5 years  10 years
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders           $100.10  $142.12  $176.69  $250.32        $20.10   $62.12  $106.69  $230.32
      optional EEB                                     103.18   151.41   192.26   281.83         23.18    71.41   122.26   261.83
      optional EEP                                     104.20   154.49   197.41   292.12         24.20    74.49   127.41   272.12
      optional MAV                                     101.64   146.77   184.50   266.19         21.64    66.77   114.50   246.19
      optional MAV and EEB                             104.71   156.03   199.97   297.23         24.71    76.03   129.97   277.23
      optional MAV and EEP                             105.74   159.10   205.09   307.38         25.74    79.10   135.09   287.38
Lazard Retirement International Equity Portfolio
      base contract with no optional riders            103.07   151.10   191.75   280.79         23.07    71.10   121.75   260.79
      optional EEB                                     106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
      optional EEP                                     107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV and EEB                             107.69   164.92   214.74   326.37         27.69    84.92   144.74   306.37
      optional MAV and EEP                             108.71   167.98   219.80   336.23         28.71    87.98   149.80   316.23
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders            102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional EEB                                     105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional EEP                                     106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41
      optional MAV                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV and EEB                             106.87   162.47   210.69   318.42         26.87    82.47   140.69   298.42
      optional MAV and EEP                             107.89   165.53   215.76   328.35         27.89    85.53   145.76   308.35
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders            103.69   152.95   194.84   286.99         23.69    72.95   124.84   266.99
      optional EEB                                     106.76   162.17   210.18   317.42         26.76    82.17   140.18   297.42
      optional EEP                                     107.79   165.23   215.25   327.36         27.79    85.23   145.25   307.36
      optional MAV                                     105.23   157.57   202.53   302.32         25.23    77.57   132.53   282.32
      optional MAV and EEB                             108.30   166.76   217.78   332.30         28.30    86.76   147.78   312.30
      optional MAV and EEP                             109.33   169.81   222.82   342.10         29.33    89.81   152.82   322.10
MFS(R) Utilities Series - Service Class
      base contract with no optional riders            102.36   148.94   188.13   273.52         22.36    68.94   118.13   253.52
      optional EEB                                     105.43   158.18   203.55   304.34         25.43    78.18   133.55   284.34
      optional EEP                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV                                     103.89   153.57   195.87   289.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                             106.97   162.78   211.19   319.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                             107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders            100.72   143.98   179.82   256.70         20.72    63.98   109.82   236.70
      optional EEB                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional EEP                                     104.82   156.34   200.49   298.25         24.82    76.34   130.49   278.25
      optional MAV                                     102.25   148.63   187.61   272.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                             106.35   160.94   208.14   313.41         26.35    80.94   138.14   293.41

--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years      1 year   3 years  5 years  10 years
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders           $123.27  $210.67  $289.26  $466.00        $43.27  $130.67  $219.26  $446.00
      optional EEB                                     126.34   219.53   303.40   491.11         46.34   139.53   233.40   471.11
      optional EEP                                     127.37   222.47   308.08   499.31         47.37   142.47   238.08   479.31
      optional MAV                                     124.80   215.11   296.35   478.65         44.80   135.11   226.35   458.65
      optional MAV and EEB                             127.88   223.94   310.41   503.38         47.88   143.94   240.41   483.38
      optional MAV and EEP                             128.90   226.87   315.05   511.45         48.90   146.87   245.05   491.45
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders            100.92   144.60   180.86   258.81         20.92    64.60   110.86   238.81
      optional EEB                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional EEP                                     105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV                                     102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                             105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                             106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders            102.46   149.25   188.65   274.56         22.46    69.25   118.65   254.56
      optional EEB                                     105.53   158.49   204.07   305.35         25.53    78.49   134.07   285.35
      optional EEP                                     106.56   161.56   209.16   315.42         26.56    81.56   139.16   295.42
      optional MAV                                     104.00   153.87   196.38   290.07         24.00    73.87   126.38   270.07
      optional MAV and EEB                             107.07   163.09   211.70   320.41         27.07    83.09   141.70   300.41
      optional MAV and EEP                             108.10   166.15   216.77   330.33         28.10    86.15   146.77   310.33
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders             99.69   140.88   174.60   246.05         19.69    60.88   104.60   226.05
      optional EEB                                     102.77   150.17   190.20   277.68         22.77    70.17   120.20   257.68
      optional EEP                                     103.79   153.26   195.35   288.02         23.79    73.26   125.35   268.02
      optional MAV                                     101.23   145.53   182.42   261.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                             104.30   154.80   197.92   293.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                             105.33   157.87   203.04   303.33         25.33    77.87   133.04   283.33
Strong Opportunity Fund II - Advisor Class
      base contract with no optional riders            106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
      optional EEB                                     109.12   169.20   221.81   340.14         29.12    89.20   151.81   320.14
      optional EEP                                     110.15   172.24   226.83   349.86         30.15    92.24   156.83   329.86
      optional MAV                                     107.58   164.62   214.24   325.38         27.58    84.62   144.24   305.38
      optional MAV and EEB                             110.66   173.76   229.33   354.69         30.66    93.76   159.33   334.69
      optional MAV and EEP                             111.68   176.80   234.32   364.26         31.68    96.80   164.32   344.26
Wanger International Small Cap
      base contract with no optional riders            104.92   156.64   201.00   299.27         24.92    76.64   131.00   279.27
      optional EEB                                     107.99   165.84   216.26   329.34         27.99    85.84   146.26   309.34
      optional EEP                                     109.02   168.89   221.31   339.17         29.02    88.89   151.31   319.17
      optional MAV                                     106.46   161.25   208.65   314.42         26.46    81.25   138.65   294.42
      optional MAV and EEB                             109.53   170.42   223.82   344.04         29.53    90.42   153.82   324.04
      optional MAV and EEP                             110.56   173.46   228.83   353.72         30.56    93.46   158.83   333.72

--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders           $100.41  $143.05  $178.26  $253.51        $20.41   $63.05  $108.26  $233.51
      optional EEB                                     103.48   152.33   193.81   284.93         23.48    72.33   123.81   264.93
      optional EEP                                     104.51   155.41   198.95   295.19         24.51    75.41   128.95   275.19
      optional MAV                                     101.95   147.70   186.06   269.34         21.95    67.70   116.06   249.34
      optional MAV and EEB                             105.02   156.95   201.51   300.29         25.02    76.95   131.51   280.29
      optional MAV and EEP                             106.05   160.02   206.62   310.40         26.05    80.02   136.62   290.40
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional EEB                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional EEP                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
Wells Fargo VT International Equity Fund
      base contract with no optional riders            100.51   143.36   178.78   254.58         20.51    63.36   108.78   234.58
      optional EEB                                     103.59   152.64   194.32   285.96         23.59    72.64   124.32   265.96
      optional EEP                                     104.61   155.72   199.46   296.21         24.61    75.72   129.46   276.21
      optional MAV                                     102.05   148.01   186.58   270.38         22.05    68.01   116.58   250.38
      optional MAV and EEB                             105.12   157.26   202.02   301.30         25.12    77.26   132.02   281.30
      optional MAV and EEP                             106.15   160.33   207.13   311.41         26.15    80.33   137.13   291.41
Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders            102.56   149.55   189.16   275.60         22.56    69.55   119.16   255.60
      optional EEB                                     105.64   158.79   204.58   306.37         25.64    78.79   134.58   286.37
      optional EEP                                     106.66   161.86   209.67   316.42         26.66    81.86   139.67   296.42
      optional MAV                                     104.10   154.18   196.89   291.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                             107.17   163.39   212.21   321.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                             108.20   166.45   217.27   331.31         28.20    86.45   147.27   311.31

--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders         $ 96.21  $130.28  $156.69  $209.05       $16.21  $50.28   $86.69  $189.05
   optional EEB                                    99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional EEP                                   100.31   142.74   177.74   252.45        20.31   62.74   107.74   232.45
   optional MAV                                    97.74   134.96   164.62   225.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                           100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                           101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
AXP(R) VP - Bond Fund
   base contract with no optional riders           96.41   130.90   157.75   211.27        16.41   50.90    87.75   191.27
   optional EEB                                    99.49   140.26   173.56   243.91        19.49   60.26   103.56   223.91
   optional EEP                                   100.51   143.36   178.78   254.58        20.51   63.36   108.78   234.58
   optional MAV                                    97.95   135.59   165.68   227.71        17.95   55.59    95.68   207.71
   optional MAV and EEB                           101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional MAV and EEP                           102.05   148.01   186.58   270.38        22.05   68.01   116.58   250.38
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders           96.21   130.28   156.69   209.05        16.21   50.28    86.69   189.05
   optional EEB                                    99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional EEP                                   100.31   142.74   177.74   252.45        20.31   62.74   107.74   232.45
   optional MAV                                    97.74   134.96   164.62   225.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                           100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                           101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
AXP(R) VP - Cash Management Fund
   base contract with no optional riders           95.18   127.14   151.37   197.94        15.18   47.14    81.37   177.94
   optional EEB                                    98.26   136.52   167.26   230.97        18.26   56.52    97.26   210.97
   optional EEP                                    99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional MAV                                    96.72   131.84   159.34   214.57        16.72   51.84    89.34   194.57
   optional MAV and EEB                            99.79   141.19   175.13   247.12        19.79   61.19   105.13   227.12
   optional MAV and EEP                           100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders           97.54   134.34   163.57   223.35        17.54   54.34    93.57   203.35
   optional EEB                                   100.61   143.67   179.30   255.64        20.61   63.67   109.30   235.64
   optional EEP                                   101.64   146.77   184.50   266.19        21.64   66.77   114.50   246.19
   optional MAV                                    99.08   139.01   171.46   239.61        19.08   59.01   101.46   219.61
   optional MAV and EEB                           102.15   148.32   187.09   271.43        22.15   68.32   117.09   251.43
   optional MAV and EEP                           103.18   151.41   192.26   281.83        23.18   71.41   122.26   261.83
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders          106.15   160.33   207.13   311.41        26.15   80.33   137.13   291.41
   optional EEB                                   109.22   169.50   222.31   341.12        29.22   89.50   152.31   321.12
   optional EEP                                   110.25   172.55   227.33   350.83        30.25   92.55   157.33   330.83
   optional MAV                                   107.69   164.92   214.74   326.37        27.69   84.92   144.74   306.37
   optional MAV and EEB                           110.76   174.07   229.83   355.65        30.76   94.07   159.83   335.65
   optional MAV and EEP                           111.79   177.10   234.82   365.21        31.79   97.10   164.82   345.21



--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Equity Select Fund
   base contract with no optional riders         $ 99.49  $140.26  $173.56  $243.91       $19.49  $60.26  $103.56  $223.91
   optional EEB                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional EEP                                   103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional MAV                                   101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                           104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                           105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
AXP(R) VP - Extra Income Fund
   base contract with no optional riders           96.62   131.53   158.81   213.47        16.62   51.53    88.81   193.47
   optional EEB                                    99.69   140.88   174.60   246.05        19.69   60.88   104.60   226.05
   optional EEP                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional MAV                                    98.15   136.21   166.73   229.88        18.15   56.21    96.73   209.88
   optional MAV and EEB                           101.23   145.53   182.42   261.98        21.23   65.53   112.42   241.98
   optional MAV and EEP                           102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
AXP(R) VP - Federal Income Fund
   base contract with no optional riders           96.82   132.15   159.87   215.67        16.82   52.15    89.87   195.67
   optional EEB                                    99.90   141.50   175.65   248.19        19.90   61.50   105.65   228.19
   optional EEP                                   100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional MAV                                    98.36   136.83   167.78   232.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                           101.43   146.15   183.46   264.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                           102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
AXP(R) VP - Global Bond Fund
   base contract with no optional riders           99.18   139.32   171.98   240.69        19.18   59.32   101.98   220.69
   optional EEB                                   102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
   optional EEP                                   103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional MAV                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                           103.79   153.26   195.35   288.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                           104.82   156.34   200.49   298.25        24.82   76.34   130.49   278.25
AXP(R) VP - Growth Fund
   base contract with no optional riders           97.44   134.03   163.04   222.25        17.44   54.03    93.04   202.25
   optional EEB                                   100.51   143.36   178.78   254.58        20.51   63.36   108.78   234.58
   optional EEP                                   101.54   146.46   183.98   265.14        21.54   66.46   113.98   245.14
   optional MAV                                    98.97   138.70   170.94   238.53        18.97   58.70   100.94   218.53
   optional MAV and EEB                           102.05   148.01   186.58   270.38        22.05   68.01   116.58   250.38
   optional MAV and EEP                           103.07   151.10   191.75   280.79        23.07   71.10   121.75   260.79
AXP(R) VP - International Fund
   base contract with no optional riders           98.87   138.39   170.41   237.46        18.87   58.39   100.41   217.46
   optional EEB                                   101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
   optional EEP                                   102.97   150.79   191.23   279.75        22.97   70.79   121.23   259.75
   optional MAV                                   100.41   143.05   178.26   253.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                           103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                           104.51   155.41   198.95   295.19        24.51   75.41   128.95   275.19


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders         $ 96.00  $129.65  $155.63  $206.84       $16.00  $49.65  $ 85.63  $186.84
   optional EEB                                    99.08   139.01   171.46   239.61        19.08   59.01   101.46   219.61
   optional EEP                                   100.10   142.12   176.69   250.32        20.10   62.12   106.69   230.32
   optional MAV                                    97.54   134.34   163.57   223.35        17.54   54.34    93.57   203.35
   optional MAV and EEB                           100.61   143.67   179.30   255.64        20.61   63.67   109.30   235.64
   optional MAV and EEP                           101.64   146.77   184.50   266.19        21.64   66.77   114.50   246.19
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders           96.31   130.59   157.22   210.16        16.31   50.59    87.22   190.16
   optional EEB                                    99.38   139.95   173.03   242.83        19.38   59.95   103.03   222.83
   optional EEP                                   100.41   143.05   178.26   253.51        20.41   63.05   108.26   233.51
   optional MAV                                    97.85   135.28   165.15   226.62        17.85   55.28    95.15   206.62
   optional MAV and EEB                           100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional MAV and EEP                           101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders          103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional EEB                                   106.66   161.86   209.67   316.42        26.66   81.86   139.67   296.42
   optional EEP                                   107.69   164.92   214.74   326.37        27.69   84.92   144.74   306.37
   optional MAV                                   105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
   optional MAV and EEB                           108.20   166.45   217.27   331.31        28.20   86.45   147.27   311.31
   optional MAV and EEP                           109.22   169.50   222.31   341.12        29.22   89.50   152.31   321.12
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders           93.23   121.18   141.21   176.51        13.23   41.18    71.21   156.51
   optional EEB                                    96.31   130.59   157.22   210.16        16.31   50.59    87.22   190.16
   optional EEP                                    97.33   133.72   162.51   221.16        17.33   53.72    92.51   201.16
   optional MAV                                    94.77   125.89   149.24   193.46        14.77   45.89    79.24   173.46
   optional MAV and EEB                            97.85   135.28   165.15   226.62        17.85   55.28    95.15   206.62
   optional MAV and EEP                            98.87   138.39   170.41   237.46        18.87   58.39   100.41   217.46
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders          100.10   142.12   176.69   250.32        20.10   62.12   106.69   230.32
   optional EEB                                   103.18   151.41   192.26   281.83        23.18   71.41   122.26   261.83
   optional EEP                                   104.20   154.49   197.41   292.12        24.20   74.49   127.41   272.12
   optional MAV                                   101.64   146.77   184.50   266.19        21.64   66.77   114.50   246.19
   optional MAV and EEB                           104.71   156.03   199.97   297.23        24.71   76.03   129.97   277.23
   optional MAV and EEP                           105.74   159.10   205.09   307.38        25.74   79.10   135.09   287.38
AXP(R) VP - Stock Fund
   base contract with no optional riders           99.49   140.26   173.56   243.91        19.49   60.26   103.56   223.91
   optional EEB                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional EEP                                   103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional MAV                                   101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                           104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                           105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30



--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
AXP VP - Strategy Aggressive Fund
   base contract with no optional riders         $ 96.21  $130.28  $156.69  $209.05       $16.21  $50.28  $ 86.69  $189.05
   optional EEB                                    99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional EEP                                   100.31   142.74   177.74   252.45        20.31   62.74   107.74   232.45
   optional MAV                                    97.74   134.96   164.62   225.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                           100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                           101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders           99.49   140.26   173.56   243.91        19.49   60.26   103.56   223.91
   optional EEB                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional EEP                                   103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional MAV                                   101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                           104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                           105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders          102.66   149.86   189.68   276.64        22.66   69.86   119.68   256.64
   optional EEB                                   105.74   159.10   205.09   307.38        25.74   79.10   135.09   287.38
   optional EEP                                   106.76   162.17   210.18   317.42        26.76   82.17   140.18   297.42
   optional MAV                                   104.20   154.49   197.41   292.12        24.20   74.49   127.41   272.12
   optional MAV and EEB                           107.28   163.70   212.72   322.40        27.28   83.70   142.72   302.40
   optional MAV and EEP                           108.30   166.76   217.78   332.30        28.30   86.76   147.78   312.30
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional riders          100.51   143.36   178.78   254.58        20.51   63.36   108.78   234.58
   optional EEB                                   103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional EEP                                   104.61   155.72   199.46   296.21        24.61   75.72   129.46   276.21
   optional MAV                                   102.05   148.01   186.58   270.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                           105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                           106.15   160.33   207.13   311.41        26.15   80.33   137.13   291.41
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders           97.64   134.65   164.10   224.44        17.64   54.65    94.10   204.44
   optional EEB                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional EEP                                   101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional MAV                                    99.18   139.32   171.98   240.69        19.18   59.32   101.98   220.69
   optional MAV and EEB                           102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
   optional MAV and EEP                           103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
American Century(R) VP International, Class II
   base contract with no optional riders          102.97   150.79   191.23   279.75        22.97   70.79   121.23   259.75
   optional EEB                                   106.05   160.02   206.62   310.40        26.05   80.02   136.62   290.40
   optional EEP                                   107.07   163.09   211.70   320.41        27.07   83.09   141.70   300.41
   optional MAV                                   104.51   155.41   198.95   295.19        24.51   75.41   128.95   275.19
   optional MAV and EEB                           107.58   164.62   214.24   325.38        27.58   84.62   144.24   305.38
   optional MAV and EEP                           108.61   167.67   219.29   335.25        28.61   87.67   149.29   315.25



--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
American Century(R) VP Value, Class II
   base contract with no optional riders         $ 99.59  $140.57  $174.08  $244.98       $19.59  $60.57  $104.08  $224.98
   optional EEB                                   102.66   149.86   189.68   276.64        22.66   69.86   119.68   256.64
   optional EEP                                   103.69   152.95   194.84   286.99        23.69   72.95   124.84   266.99
   optional MAV                                   101.13   145.22   181.90   260.93        21.13   65.22   111.90   240.93
   optional MAV and EEB                           104.20   154.49   197.41   292.12        24.20   74.49   127.41   272.12
   optional MAV and EEP                           105.23   157.57   202.53   302.32        25.23   77.57   132.53   282.32
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders           97.13   133.09   161.46   218.97        17.13   53.09    91.46   198.97
   optional EEB                                   100.20   142.43   177.22   251.39        20.20   62.43   107.22   231.39
   optional EEP                                   101.23   145.53   182.42   261.98        21.23   65.53   112.42   241.98
   optional MAV                                    98.67   137.77   169.36   235.30        18.67   57.77    99.36   215.30
   optional MAV and EEB                           101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional MAV and EEP                           102.77   150.17   190.20   277.68        22.77   70.17   120.20   257.68
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders           99.79   141.19   175.13   247.12        19.79   61.19   105.13   227.12
   optional EEB                                   102.87   150.48   190.71   278.72        22.87   70.48   120.71   258.72
   optional EEP                                   103.89   153.57   195.87   289.04        23.89   73.57   125.87   269.04
   optional MAV                                   101.33   145.84   182.94   263.03        21.33   65.84   112.94   243.03
   optional MAV and EEB                           104.41   155.11   198.43   294.17        24.41   75.11   128.43   274.17
   optional MAV and EEP                           105.43   158.18   203.55   304.34        25.43   78.18   133.55   284.34
Fidelity(R) VIP Growth & Income Portfolio
Service Class 2
   base contract with no optional riders           96.82   132.15   159.87   215.67        16.82   52.15    89.87   195.67
   optional EEB                                    99.90   141.50   175.65   248.19        19.90   61.50   105.65   228.19
   optional EEP                                   100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional MAV                                    98.36   136.83   167.78   232.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                           101.43   146.15   183.46   264.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                           102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders           97.85   135.28   165.15   226.62        17.85   55.28    95.15   206.62
   optional EEB                                   100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional EEP                                   101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
   optional MAV                                    99.38   139.95   173.03   242.83        19.38   59.95   103.03   222.83
   optional MAV and EEB                           102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
   optional MAV and EEP                           103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders          100.31   142.74   177.74   252.45        20.31   62.74   107.74   232.45
   optional EEB                                   103.38   152.02   193.29   283.89        23.38   72.02   123.29   263.89
   optional EEP                                   104.41   155.11   198.43   294.17        24.41   75.11   128.43   274.17
   optional MAV                                   101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
   optional MAV and EEB                           104.92   156.64   201.00   299.27        24.92   76.64   131.00   279.27
   optional MAV and EEP                           105.94   159.72   206.11   309.39        25.94   79.72   136.11   289.39



--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders         $ 96.82  $132.15  $159.87  $215.67       $16.82  $52.15  $ 89.87  $195.67
   optional EEB                                    99.90   141.50   175.65   248.19        19.90   61.50   105.65   228.19
   optional EEP                                   100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional MAV                                    98.36   136.83   167.78   232.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                           101.43   146.15   183.46   264.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                           102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders           98.67   137.77   169.36   235.30        18.67   57.77    99.36   215.30
   optional EEB                                   101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional EEP                                   102.77   150.17   190.20   277.68        22.77   70.17   120.20   257.68
   optional MAV                                   100.20   142.43   177.22   251.39        20.20   62.43   107.22   231.39
   optional MAV and EEB                           103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional MAV and EEP                           104.30   154.80   197.92   293.15        24.30   74.80   127.92   273.15
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders           98.87   138.39   170.41   237.46        18.87   58.39   100.41   217.46
   optional EEB                                   101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
   optional EEP                                   102.97   150.79   191.23   279.75        22.97   70.79   121.23   259.75
   optional MAV                                   100.41   143.05   178.26   253.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                           103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                           104.51   155.41   198.95   295.19        24.51   75.41   128.95   275.19
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders           96.51   131.22   158.28   212.37        16.51   51.22    88.28   192.37
   optional EEB                                    99.59   140.57   174.08   244.98        19.59   60.57   104.08   224.98
   optional EEP                                   100.61   143.67   179.30   255.64        20.61   63.67   109.30   235.64
   optional MAV                                    98.05   135.90   166.21   228.79        18.05   55.90    96.21   208.79
   optional MAV and EEB                           101.13   145.22   181.90   260.93        21.13   65.22   111.90   240.93
   optional MAV and EEP                           102.15   148.32   187.09   271.43        22.15   68.32   117.09   251.43
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders           97.74   134.96   164.62   225.53        17.74   54.96    94.62   205.53
   optional EEB                                   100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
   optional EEP                                   101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
   optional MAV                                    99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional MAV and EEB                           102.36   148.94   188.13   273.52        22.36   68.94   118.13   253.52
   optional MAV and EEP                           103.38   152.02   193.29   283.89        23.38   72.02   123.29   263.89
INVESCO VIF - Dynamics Fund
   base contract with no optional riders           99.28   139.64   172.51   241.76        19.28   59.64   102.51   221.76
   optional EEB                                   102.36   148.94   188.13   273.52        22.36   68.94   118.13   253.52
   optional EEP                                   103.38   152.02   193.29   283.89        23.38   72.02   123.29   263.89
   optional MAV                                   100.82   144.29   180.34   257.76        20.82   64.29   110.34   237.76
   optional MAV and EEB                           103.89   153.57   195.87   289.04        23.89   73.57   125.87   269.04
   optional MAV and EEP                           104.92   156.64   201.00   299.27        24.92   76.64   131.00   279.27



--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders         $ 99.18  $139.32  $171.98  $240.69       $19.18  $59.32  $101.98  $220.69
   optional EEB                                   102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
   optional EEP                                   103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional MAV                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                           103.79   153.26   195.35   288.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                           104.82   156.34   200.49   298.25        24.82   76.34   130.49   278.25
INVESCO VIF - Technology Fund
   base contract with no optional riders           99.18   139.32   171.98   240.69        19.18   59.32   101.98   220.69
   optional EEB                                   102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
   optional EEP                                   103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional MAV                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                           103.79   153.26   195.35   288.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                           104.82   156.34   200.49   298.25        24.82   76.34   130.49   278.25
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders           99.38   139.95   173.03   242.83        19.38   59.95   103.03   222.83
   optional EEB                                   102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
   optional EEP                                   103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
   optional MAV                                   100.92   144.60   180.86   258.81        20.92   64.60   110.86   238.81
   optional MAV and EEB                           104.00   153.87   196.38   290.07        24.00   73.87   126.38   270.07
   optional MAV and EEP                           105.02   156.95   201.51   300.29        25.02   76.95   131.51   280.29
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders           97.95   135.59   165.68   227.71        17.95   55.59    95.68   207.71
   optional EEB                                   101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional EEP                                   102.05   148.01   186.58   270.38        22.05   68.01   116.58   250.38
   optional MAV                                    99.49   140.26   173.56   243.91        19.49   60.26   103.56   223.91
   optional MAV and EEB                           102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional MAV and EEP                           103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders           98.05   135.90   166.21   228.79        18.05   55.90    96.21   208.79
   optional EEB                                   101.13   145.22   181.90   260.93        21.13   65.22   111.90   240.93
   optional EEP                                   102.15   148.32   187.09   271.43        22.15   68.32   117.09   251.43
   optional MAV                                    99.59   140.57   174.08   244.98        19.59   60.57   104.08   224.98
   optional MAV and EEB                           102.66   149.86   189.68   276.64        22.66   69.86   119.68   256.64
   optional MAV and EEP                           103.69   152.95   194.84   286.99        23.69   72.95   124.84   266.99
Lazard Retirement International Equity Portfolio
   base contract with no optional riders          101.02   144.91   181.38   259.87        21.02   64.91   111.38   239.87
   optional EEB                                   104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10
   optional EEP                                   105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
   optional MAV                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional MAV and EEB                           105.64   158.79   204.58   306.37        25.64   78.79   134.58   286.37
   optional MAV and EEP                           106.66   161.86   209.67   316.42        26.66   81.86   139.67   296.42



--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders         $100.20  $142.43  $177.22  $251.39       $20.20 $ 62.43  $107.22  $231.39
   optional EEB                                   103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional EEP                                   104.30   154.80   197.92   293.15        24.30   74.80   127.92   273.15
   optional MAV                                   101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional MAV and EEB                           104.82   156.34   200.49   298.25        24.82   76.34   130.49   278.25
   optional MAV and EEP                           105.84   159.41   205.60   308.38        25.84   79.41   135.60   288.38
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders          101.64   146.77   184.50   266.19        21.64   66.77   114.50   246.19
   optional EEB                                   104.71   156.03   199.97   297.23        24.71   76.03   129.97   277.23
   optional EEP                                   105.74   159.10   205.09   307.38        25.74   79.10   135.09   287.38
   optional MAV                                   103.18   151.41   192.26   281.83        23.18   71.41   122.26   261.83
   optional MAV and EEB                           106.25   160.64   207.64   312.41        26.25   80.64   137.64   292.41
   optional MAV and EEP                           107.28   163.70   212.72   322.40        27.28   83.70   142.72   302.40
MFS(R) Utilities Series - Service Class
   base contract with no optional riders          100.31   142.74   177.74   252.45        20.31   62.74   107.74   232.45
   optional EEB                                   103.38   152.02   193.29   283.89        23.38   72.02   123.29   263.89
   optional EEP                                   104.41   155.11   198.43   294.17        24.41   75.11   128.43   274.17
   optional MAV                                   101.84   147.39   185.54   268.29        21.84   67.39   115.54   248.29
   optional MAV and EEB                           104.92   156.64   201.00   299.27        24.92   76.64   131.00   279.27
   optional MAV and EEP                           105.94   159.72   206.11   309.39        25.94   79.72   136.11   289.39
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders           98.67   137.77   169.36   235.30        18.67   57.77    99.36   215.30
   optional EEB                                   101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional EEP                                   102.77   150.17   190.20   277.68        22.77   70.17   120.20   257.68
   optional MAV                                   100.20   142.43   177.22   251.39        20.20   62.43   107.22   231.39
   optional MAV and EEB                           103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
   optional MAV and EEP                           104.30   154.80   197.92   293.15        24.30   74.80   127.92   273.15
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          121.22   204.74   279.73   448.83        41.22  124.74   209.73   428.83
   optional EEB                                   124.29   213.63   293.99   474.46        44.29  133.63   223.99   454.46
   optional EEP                                   125.32   216.58   298.71   482.83        45.32  136.58   228.71   462.83
   optional MAV                                   122.75   209.19   286.88   461.74        42.75  129.19   216.88   441.74
   optional MAV and EEB                           125.83   218.06   301.06   486.98        45.83  138.06   231.06   466.98
   optional MAV and EEP                           126.85   221.00   305.74   495.22        46.85  141.00   235.74   475.22
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders           98.87   138.39   170.41   237.46        18.87   58.39   100.41   217.46
   optional EEB                                   101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
   optional EEP                                   102.97   150.79   191.23   279.75        22.97   70.79   121.23   259.75
   optional MAV                                   100.41   143.05   178.26   253.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                           103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                           104.51   155.41   198.95   295.19        24.51   75.41   128.95   275.19



--------------------------------------------------------------------------------
27 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders         $100.41  $143.05  $178.26  $253.51       $20.41  $63.05  $108.26  $233.51
   optional EEB                                   103.48   152.33   193.81   284.93        23.48   72.33   123.81   264.93
   optional EEP                                   104.51   155.41   198.95   295.19        24.51   75.41   128.95   275.19
   optional MAV                                   101.95   147.70   186.06   269.34        21.95   67.70   116.06   249.34
   optional MAV and EEB                           105.02   156.95   201.51   300.29        25.02   76.95   131.51   280.29
   optional MAV and EEP                           106.05   160.02   206.62   310.40        26.05   80.02   136.62   290.40
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           97.64   134.65   164.10   224.44        17.64   54.65    94.10   204.44
   optional EEB                                   100.72   143.98   179.82   256.70        20.72   63.98   109.82   236.70
   optional EEP                                   101.74   147.08   185.02   267.24        21.74   67.08   115.02   247.24
   optional MAV                                    99.18   139.32   171.98   240.69        19.18   59.32   101.98   220.69
   optional MAV and EEB                           102.25   148.63   187.61   272.47        22.25   68.63   117.61   252.47
   optional MAV and EEP                           103.28   151.72   192.78   282.86        23.28   71.72   122.78   262.86
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders          104.00   153.87   196.38   290.07        24.00   73.87   126.38   270.07
   optional EEB                                   107.07   163.09   211.70   320.41        27.07   83.09   141.70   300.41
   optional EEP                                   108.10   166.15   216.77   330.33        28.10   86.15   146.77   310.33
   optional MAV                                   105.53   158.49   204.07   305.35        25.53   78.49   134.07   285.35
   optional MAV and EEB                           108.61   167.67   219.29   335.25        28.61   87.67   149.29   315.25
   optional MAV and EEP                           109.63   170.72   224.32   345.02        29.63   90.72   154.32   325.02
Wanger International Small Cap
   base contract with no optional riders          102.87   150.48   190.71   278.72        22.87   70.48   120.71   258.72
   optional EEB                                   105.94   159.72   206.11   309.39        25.94   79.72   136.11   289.39
   optional EEP                                   106.97   162.78   211.19   319.42        26.97   82.78   141.19   299.42
   optional MAV                                   104.41   155.11   198.43   294.17        24.41   75.11   128.43   274.17
   optional MAV and EEB                           107.48   164.31   213.73   324.39        27.48   84.31   143.73   304.39
   optional MAV and EEP                           108.51   167.37   218.79   334.27        28.51   87.37   148.79   314.27
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders           98.36   136.83   167.78   232.05        18.36   56.83    97.78   212.05
   optional EEB                                   101.43   146.15   183.46   264.09        21.43   66.15   113.46   244.09
   optional EEP                                   102.46   149.25   188.65   274.56        22.46   69.25   118.65   254.56
   optional MAV                                    99.90   141.50   175.65   248.19        19.90   61.50   105.65   228.19
   optional MAV and EEB                           102.97   150.79   191.23   279.75        22.97   70.79   121.23   259.75
   optional MAV and EEP                           104.00   153.87   196.38   290.07        24.00   73.87   126.38   270.07
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders           98.46   137.15   168.31   233.13        18.46   57.15    98.31   213.13
   optional EEB                                   101.54   146.46   183.98   265.14        21.54   66.46   113.98   245.14
   optional EEP                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional MAV                                   100.00   141.81   176.17   249.25        20.00   61.81   106.17   229.25
   optional MAV and EEB                           103.07   151.10   191.75   280.79        23.07   71.10   121.75   260.79
   optional MAV and EEP                           104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10



--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years      1 year  3 years  5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders         $ 98.46  $137.15  $168.31  $233.13       $18.46  $57.15  $ 98.31  $213.13
   optional EEB                                   101.54   146.46   183.98   265.14        21.54   66.46   113.98   245.14
   optional EEP                                   102.56   149.55   189.16   275.60        22.56   69.55   119.16   255.60
   optional MAV                                   100.00   141.81   176.17   249.25        20.00   61.81   106.17   229.25
   optional MAV and EEB                           103.07   151.10   191.75   280.79        23.07   71.10   121.75   260.79
   optional MAV and EEP                           104.10   154.18   196.89   291.10        24.10   74.18   126.89   271.10
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders          100.51   143.36   178.78   254.58        20.51   63.36   108.78   234.58
   optional EEB                                   103.59   152.64   194.32   285.96        23.59   72.64   124.32   265.96
   optional EEP                                   104.61   155.72   199.46   296.21        24.61   75.72   129.46   276.21
   optional MAV                                   102.05   148.01   186.58   270.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                           105.12   157.26   202.02   301.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                           106.15   160.33   207.13   311.41        26.15   80.33   137.13   291.41



--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years  5 years  10 years
AXP(R) VP - Blue Chip Advantage Fund
      base contract with no optional riders           $ 88.26  $126.52  $147.26  $210.97        $18.26   $56.52  $ 97.26  $210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.17   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AXP(R) VP - Bond Fund
      base contract with no optional riders             88.46   127.15   148.31   213.13         18.46    57.15    98.31   213.13
      optional EEB                                      91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEP                                      92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional MAV                                      90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
      optional MAV and EEB                              93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEP                              94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
AXP(R) VP - Capital Resource Fund
      base contract with no optional riders             88.26   126.52   147.26   210.97         18.26    56.52    97.26   210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AXP(R) VP - Cash Management Fund
      base contract with no optional riders             87.23   123.40   141.99   200.06         17.23    53.40    91.99   200.06
      optional EEB                                      90.31   132.74   157.74   232.45         20.31    62.74   107.74   232.45
      optional EEP                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional MAV                                      88.77   128.08   149.89   216.38         18.77    58.08    99.89   216.38
      optional MAV and EEB                              91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
      optional MAV and EEP                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
AXP(R) VP - Diversified Equity Income Fund
      base contract with no optional riders             89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
      optional EEB                                      92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional EEP                                      93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional MAV                                      91.13   135.22   161.90   240.93         21.13    65.22   111.90   240.93
      optional MAV and EEB                              94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
      optional MAV and EEP                              95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
AXP(R) VP - Emerging Markets Fund
      base contract with no optional riders             98.20   156.45   197.27   311.31         28.20    86.45   147.27   311.31
      optional EEB                                     101.27   165.59   212.33   340.44         31.27    95.59   162.33   340.44
      optional EEP                                     102.30   168.62   217.31   349.96         32.30    98.62   167.31   349.96
      optional MAV                                      99.74   161.03   204.83   325.99         29.74    91.03   154.83   325.99
      optional MAV and EEB                             102.81   170.13   219.79   354.68         32.81   100.13   169.79   354.68
      optional MAV and EEP                             103.84   173.16   224.73   364.06         33.84   103.16   174.73   364.06

--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
AXP(R) VP - Equity Select Fund
      base contract with no optional riders           $ 91.54  $136.46  $163.98  $245.14       $ 21.54  $ 66.46  $113.98  $245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
AXP(R) VP - Extra Income Fund
      base contract with no optional riders             88.67   127.77   149.36   215.30         18.67    57.77    99.36   215.30
      optional EEB                                      91.74   137.08   165.02   247.24         21.74    67.08   115.02   247.24
      optional EEP                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV                                      90.20   132.43   157.22   231.39         20.20    62.43   107.22   231.39
      optional MAV and EEB                              93.28   141.72   172.78   262.86         23.28    71.72   122.78   262.86
      optional MAV and EEP                              94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
AXP(R) VP - Federal Income Fund
      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
AXP(R) VP - Global Bond Fund
      base contract with no optional riders             91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
AXP(R) VP - Growth Fund
      base contract with no optional riders             89.49   130.26   153.56   223.91         19.49    60.26   103.56   223.91
      optional EEB                                      92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional EEP                                      93.59   142.64   174.32   265.96         23.59    72.64   124.32   265.96
      optional MAV                                      91.02   134.91   161.38   239.87         21.02    64.91   111.38   239.87
      optional MAV and EEB                              94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV and EEP                              95.12   147.26   182.02   281.30         25.12    77.26   132.02   281.30
AXP(R) VP - International Fund
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42

--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
AXP(R) VP - Managed Fund
      base contract with no optional riders           $ 88.05  $125.90  $146.21  $208.79       $ 18.05  $ 55.90  $ 96.21  $208.79
      optional EEB                                      91.13   135.22   161.90   240.93         21.13    65.22   111.90   240.93
      optional EEP                                      92.15   138.32   167.09   251.43         22.15    68.32   117.09   251.43
      optional MAV                                      89.59   130.57   154.08   224.98         19.59    60.57   104.08   224.98
      optional MAV and EEB                              92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional MAV and EEP                              93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
AXP(R) VP - New Dimensions Fund(R)
      base contract with no optional riders             88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
      optional EEB                                      91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional EEP                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV                                      89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional MAV and EEB                              92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV and EEP                              94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
AXP(R) VP - Partners Small Cap Value Fund
      base contract with no optional riders             95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional EEB                                      98.71   157.98   199.80   316.23         28.71    87.98   149.80   316.23
      optional EEP                                      99.74   161.03   204.83   325.99         29.74    91.03   154.83   325.99
      optional MAV                                      97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV and EEB                             100.25   162.55   207.33   330.83         30.25    92.55   157.33   330.83
      optional MAV and EEP                             101.27   165.59   212.33   340.44         31.27    95.59   162.33   340.44
AXP(R) VP - S&P 500 Index Fund
      base contract with no optional riders             85.28   117.46   131.91   179.05         15.28    47.46    81.91   179.05
      optional EEB                                      88.36   126.83   147.78   212.05         18.36    56.83    97.78   212.05
      optional EEP                                      89.38   129.95   153.03   222.83         19.38    59.95   103.03   222.83
      optional MAV                                      86.82   122.15   139.87   195.67         16.82    52.15    89.87   195.67
      optional MAV and EEB                              89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional MAV and EEP                              90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
AXP(R) VP - Small Cap Advantage Fund
      base contract with no optional riders             92.15   138.32   167.09   251.43         22.15    68.32   117.09   251.43
      optional EEB                                      95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
      optional EEP                                      96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV                                      93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional MAV and EEB                              96.76   152.17   190.18   297.42         26.76    82.17   140.18   297.42
      optional MAV and EEP                              97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
AXP(R) VP - Stock Fund
      base contract with no optional riders             91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41

--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
AXP(R) VP - Strategy Aggressive Fund
      base contract with no optional riders           $ 88.26  $126.52  $147.26  $210.97        $18.26   $56.52  $ 97.26  $210.97
      optional EEB                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEP                                      92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional MAV                                      89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional MAV and EEB                              92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEP                              93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders             91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional EEB                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional EEP                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional MAV                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional MAV and EEB                              96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional MAV and EEP                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders             94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional EEB                                      97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
      optional EEP                                      98.81   158.28   200.30   317.21         28.81    88.28   150.30   317.21
      optional MAV                                      96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV and EEB                              99.33   159.81   202.82   322.10         29.33    89.81   152.82   322.10
      optional MAV and EEP                             100.35   162.85   207.83   331.80         30.35    92.85   157.83   331.80
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
      base contract with no optional riders             92.56   139.55   169.16   255.60         22.56    69.55   119.16   255.60
      optional EEB                                      95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
      optional EEP                                      96.66   151.86   189.67   296.42         26.66    81.86   139.67   296.42
      optional MAV                                      94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV and EEB                              97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV and EEP                              98.20   156.45   197.27   311.31         28.20    86.45   147.27   311.31
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders             89.69   130.88   154.60   226.05         19.69    60.88   104.60   226.05
      optional EEB                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional EEP                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV                                      91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional MAV and EEB                              94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional MAV and EEP                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
American Century(R) VP International, Class II
      base contract with no optional riders             95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional EEB                                      98.10   156.15   196.77   310.33         28.10    86.15   146.77   310.33
      optional EEP                                      99.12   159.20   201.81   320.14         29.12    89.20   151.81   320.14
      optional MAV                                      96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42
      optional MAV and EEB                              99.63   160.72   204.32   325.02         29.63    90.72   154.32   325.02
      optional MAV and EEP                             100.66   163.76   209.33   334.69         30.66    93.76   159.33   334.69

--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
American Century(R) VP Value, Class II
      base contract with no optional riders           $ 91.64  $136.77  $164.50  $246.19        $21.64   $66.77  $114.50  $246.19
      optional EEB                                      94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional EEP                                      95.74   149.10   185.09   287.38         25.74    79.10   135.09   287.38
      optional MAV                                      93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional MAV and EEB                              96.25   150.64   187.64   292.41         26.25    80.64   137.64   292.41
      optional MAV and EEP                              97.28   153.70   192.72   302.40         27.28    83.70   142.72   302.40
Calvert Variable Series, Inc. Social Balanced Portfolio
      base contract with no optional riders             89.18   129.32   151.98   220.69         19.18    59.32   101.98   220.69
      optional EEB                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional EEP                                      93.28   141.72   172.78   262.86         23.28    71.72   122.78   262.86
      optional MAV                                      90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional MAV and EEB                              93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV and EEP                              94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
Evergreen VA Capital Growth Fund, Class L Shares
      base contract with no optional riders             91.84   137.39   165.54   248.29         21.84    67.39   115.54   248.29
      optional EEB                                      94.92   146.64   181.00   279.27         24.92    76.64   131.00   279.27
      optional EEP                                      95.94   149.72   186.11   289.39         25.94    79.72   136.11   289.39
      optional MAV                                      93.38   142.02   173.29   263.89         23.38    72.02   123.29   263.89
      optional MAV and EEB                              96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV and EEP                              97.48   154.31   193.73   304.39         27.48    84.31   143.73   304.39

Fidelity(R) VIP Growth & Income Portfolio Service Class 2

      base contract with no optional riders             88.87   128.39   150.41   217.46         18.87    58.39   100.41   217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19

Fidelity(R) VIP Mid Cap Portfolio Service Class 2

      base contract with no optional riders             89.90   131.50   155.65   228.19         19.90    61.50   105.65   228.19
      optional EEB                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional EEP                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional MAV                                      91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional MAV and EEB                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
      optional MAV and EEP                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35

Fidelity(R) VIP Overseas Portfolio Service Class 2

      base contract with no optional riders             92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional EEB                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional EEP                                      96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                              97.99   155.84   196.26   309.34         27.99    85.84   146.26   309.34

--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders           $ 88.87  $128.39  $150.41  $217.46        $18.87   $58.39  $100.41  $217.46
      optional EEB                                      91.95   137.70   166.06   249.34         21.95    67.70   116.06   249.34
      optional EEP                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV                                      90.41   133.05   158.26   233.51         20.41    63.05   108.26   233.51
      optional MAV and EEB                              93.48   142.33   173.81   264.93         23.48    72.33   123.81   264.93
      optional MAV and EEP                              94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Franklin Value Securities Fund - Class 2)
      base contract with no optional riders             90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional EEB                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional EEP                                      94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
      optional MAV                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                              96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders             88.56   127.46   148.84   214.22         18.56    57.46    98.84   214.22
      optional EEB                                      91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
      optional EEP                                      92.66   139.86   169.68   256.64         22.66    69.86   119.68   256.64
      optional MAV                                      90.10   132.12   156.69   230.32         20.10    62.12   106.69   230.32
      optional MAV and EEB                              93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional MAV and EEP                              94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders             89.79   131.19   155.13   227.12         19.79    61.19   105.13   227.12
      optional EEB                                      92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional EEP                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV                                      91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional MAV and EEB                              94.41   145.11   178.43   274.17         24.41    75.11   128.43   274.17
      optional MAV and EEP                              95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
INVESCO VIF - Dynamics Fund
      base contract with no optional riders             91.33   135.84   162.94   243.03         21.33    65.84   112.94   243.03
      optional EEB                                      94.41   145.11   178.43   274.17         24.41    75.11   128.43   274.17
      optional EEP                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional MAV                                      92.87   140.48   170.71   258.72         22.87    70.48   120.71   258.72
      optional MAV and EEB                              95.94   149.72   186.11   289.39         25.94    79.72   136.11   289.39
      optional MAV and EEP                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42

--------------------------------------------------------------------------------
35 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
INVESCO VIF - Financial Services Fund
      base contract with no optional riders           $ 91.23  $135.53  $162.42  $241.98        $21.23   $65.53  $112.42  $241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
INVESCO VIF - Technology Fund
      base contract with no optional riders             91.23   135.53   162.42   241.98         21.23    65.53   112.42   241.98
      optional EEB                                      94.30   144.80   177.92   273.15         24.30    74.80   127.92   273.15
      optional EEP                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV                                      92.77   140.17   170.20   257.68         22.77    70.17   120.20   257.68
      optional MAV and EEB                              95.84   149.41   185.60   288.38         25.84    79.41   135.60   288.38
      optional MAV and EEP                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
INVESCO VIF - Telecommunications Fund
      base contract with no optional riders             91.43   136.15   163.46   244.09         21.43    66.15   113.46   244.09
      optional EEB                                      94.51   145.41   178.95   275.19         24.51    75.41   128.95   275.19
      optional EEP                                      95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV                                      92.97   140.79   171.23   259.75         22.97    70.79   121.23   259.75
      optional MAV and EEB                              96.05   150.02   186.62   290.40         26.05    80.02   136.62   290.40
      optional MAV and EEP                              97.07   153.09   191.70   300.41         27.07    83.09   141.70   300.41
Janus Aspen Series Global Technology Portfolio:
Service Shares
      base contract with no optional riders             90.00   131.81   156.17   229.25         20.00    61.81   106.17   229.25
      optional EEB                                      93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional EEP                                      94.10   144.18   176.89   271.10         24.10    74.18   126.89   271.10
      optional MAV                                      91.54   136.46   163.98   245.14         21.54    66.46   113.98   245.14
      optional MAV and EEB                              94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV and EEP                              95.64   148.79   184.58   286.37         25.64    78.79   134.58   286.37
Janus Aspen Series International Growth Portfolio:
Service Shares
      base contract with no optional riders             90.10   132.12   156.69   230.32         20.10    62.12   106.69   230.32
      optional EEB                                      93.18   141.41   172.26   261.83         23.18    71.41   122.26   261.83
      optional EEP                                      94.20   144.49   177.41   272.12         24.20    74.49   127.41   272.12
      optional MAV                                      91.64   136.77   164.50   246.19         21.64    66.77   114.50   246.19
      optional MAV and EEB                              94.71   146.03   179.97   277.23         24.71    76.03   129.97   277.23
      optional MAV and EEP                              95.74   149.10   185.09   287.38         25.74    79.10   135.09   287.38
Lazard Retirement International Equity Portfolio
      base contract with no optional riders             93.07   141.10   171.75   260.79         23.07    71.10   121.75   260.79
      optional EEB                                      96.15   150.33   187.13   291.41         26.15    80.33   137.13   291.41
      optional EEP                                      97.17   153.39   192.21   301.41         27.17    83.39   142.21   301.41
      optional MAV                                      94.61   145.72   179.46   276.21         24.61    75.72   129.46   276.21
      optional MAV and EEB                              97.69   154.92   194.74   306.37         27.69    84.92   144.74   306.37
      optional MAV and EEP                              98.71   157.98   199.80   316.23         28.71    87.98   149.80   316.23

--------------------------------------------------------------------------------
36 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                           full surrender at the           no surrender or selection of an annuity
                                                          end of each time period        payout plan at the end of each time period
                                                      1 year   3 years  5 years 10 years       1 year  3 years   5 years  10 years
MFS(R) Investors Growth Stock Series - Service Class
      base contract with no optional riders           $ 92.25  $138.63  $167.61  $252.47        $22.25   $68.63  $117.61  $252.47
      optional EEB                                      95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional EEP                                      96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
      optional MAV                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional MAV and EEB                              96.87   152.47   190.69   298.42         26.87    82.47   140.69   298.42
      optional MAV and EEP                              97.89   155.53   195.76   308.35         27.89    85.53   145.76   308.35
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders             93.69   142.95   174.84   266.99         23.69    72.95   124.84   266.99
      optional EEB                                      96.76   152.17   190.18   297.42         26.76    82.17   140.18   297.42
      optional EEP                                      97.79   155.23   195.25   307.36         27.79    85.23   145.25   307.36
      optional MAV                                      95.23   147.57   182.53   282.32         25.23    77.57   132.53   282.32
      optional MAV and EEB                              98.30   156.76   197.78   312.30         28.30    86.76   147.78   312.30
      optional MAV and EEP                              99.33   159.81   202.82   322.10         29.33    89.81   152.82   322.10
MFS(R) Utilities Series - Service Class
      base contract with no optional riders             92.36   138.94   168.13   253.52         22.36    68.94   118.13   253.52
      optional EEB                                      95.43   148.18   183.55   284.34         25.43    78.18   133.55   284.34
      optional EEP                                      96.46   151.25   188.65   294.42         26.46    81.25   138.65   294.42
      optional MAV                                      93.89   143.57   175.87   269.04         23.89    73.57   125.87   269.04
      optional MAV and EEB                              96.97   152.78   191.19   299.42         26.97    82.78   141.19   299.42
      optional MAV and EEP                              97.99   155.84   196.26   309.34         27.99    85.84   146.26   309.34
Pioneer Equity Income VCT Portfolio - Class II Shares
      base contract with no optional riders             90.72   133.98   159.82   236.70         20.72    63.98   109.82   236.70
      optional EEB                                      93.79   143.26   175.35   268.02         23.79    73.26   125.35   268.02
      optional EEP                                      94.82   146.34   180.49   278.25         24.82    76.34   130.49   278.25
      optional MAV                                      92.25   138.63   167.61   252.47         22.25    68.63   117.61   252.47
      optional MAV and EEB                              95.33   147.87   183.04   283.33         25.33    77.87   133.04   283.33
      optional MAV and EEP                              96.35   150.94   188.14   293.41         26.35    80.94   138.14   293.41
Pioneer Europe VCT Portfolio - Class II Shares
      base contract with no optional riders            113.27   200.67   269.26   446.00         43.27   130.67   219.26   446.00
      optional EEB                                     116.34   209.53   283.40   471.11         46.34   139.53   233.40   471.11
      optional EEP                                     117.37   212.47   288.08   479.31         47.37   142.47   238.08   479.31
      optional MAV                                     114.80   205.11   276.35   458.65         44.80   135.11   226.35   458.65
      optional MAV and EEB                             117.88   213.94   290.41   483.38         47.88   143.94   240.41   483.38
      optional MAV and EEP                             118.90   216.87   295.05   491.45         48.90   146.87   245.05   491.45
Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders             90.92   134.60   160.86   238.81         20.92    64.60   110.86   238.81
      optional EEB                                      94.00   143.87   176.38   270.07         24.00    73.87   126.38   270.07
      optional EEP                                      95.02   146.95   181.51   280.29         25.02    76.95   131.51   280.29
      optional MAV                                      92.46   139.25   168.65   254.56         22.46    69.25   118.65   254.56
      optional MAV and EEB                              95.53   148.49   184.07   285.35         25.53    78.49   134.07   285.35
      optional MAV and EEP                              96.56   151.56   189.16   295.42         26.56    81.56   139.16   295.42

--------------------------------------------------------------------------------
37 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                      full surrender at the           no surrender or selection of an annuity
                                                     end of each time period        payout plan at the end of each time period
                                                 1 year   3 years  5 years 10 years       1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders         $ 92.46  $139.25  $168.65  $254.56       $22.46  $69.25  $118.65  $254.56
   optional EEB                                    95.53   148.49   184.07   285.35        25.53   78.49   134.07   285.35
   optional EEP                                    96.56   151.56   189.16   295.42        26.56   81.56   139.16   295.42
   optional MAV                                    94.00   143.87   176.38   270.07        24.00   73.87   126.38   270.07
   optional MAV and EEB                            97.07   153.09   191.70   300.41        27.07   83.09   141.70   300.41
   optional MAV and EEP                            98.10   156.15   196.77   310.33        28.10   86.15   146.77   310.33
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           89.69   130.88   154.60   226.05        19.69   60.88   104.60   226.05
   optional EEB                                    92.77   140.17   170.20   257.68        22.77   70.17   120.20   257.68
   optional EEP                                    93.79   143.26   175.35   268.02        23.79   73.26   125.35   268.02
   optional MAV                                    91.23   135.53   162.42   241.98        21.23   65.53   112.42   241.98
   optional MAV and EEB                            94.30   144.80   177.92   273.15        24.30   74.80   127.92   273.15
   optional MAV and EEP                            95.33   147.87   183.04   283.33        25.33   77.87   133.04   283.33
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders           96.05   150.02   186.62   290.40        26.05   80.02   136.62   290.40
   optional EEB                                    99.12   159.20   201.81   320.14        29.12   89.20   151.81   320.14
   optional EEP                                   100.15   162.24   206.83   329.86        30.15   92.24   156.83   329.86
   optional MAV                                    97.58   154.62   194.24   305.38        27.58   84.62   144.24   305.38
   optional MAV and EEB                           100.66   163.76   209.33   334.69        30.66   93.76   159.33   334.69
   optional MAV and EEP                           101.68   166.80   214.32   344.26        31.68   96.80   164.32   344.26
Wanger International Small Cap
   base contract with no optional riders           94.92   146.64   181.00   279.27        24.92   76.64   131.00   279.27
   optional EEB                                    97.99   155.84   196.26   309.34        27.99   85.84   146.26   309.34
   optional EEP                                    99.02   158.89   201.31   319.17        29.02   88.89   151.31   319.17
   optional MAV                                    96.46   151.25   188.65   294.42        26.46   81.25   138.65   294.42
   optional MAV and EEB                            99.53   160.42   203.82   324.04        29.53   90.42   153.82   324.04
   optional MAV and EEP                           100.56   163.46   208.83   333.72        30.56   93.46   158.83   333.72
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional riders           90.41   133.05   158.26   233.51        20.41   63.05   108.26   233.51
   optional EEB                                    93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional EEP                                    94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19
   optional MAV                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional MAV and EEB                            95.02   146.95   181.51   280.29        25.02   76.95   131.51   280.29
   optional MAV and EEP                            96.05   150.02   186.62   290.40        26.05   80.02   136.62   290.40
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders           90.51   133.36   158.78   234.58        20.51   63.36   108.78   234.58
   optional EEB                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional EEP                                    94.61   145.72   179.46   276.21        24.61   75.72   129.46   276.21
   optional MAV                                    92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                            96.15   150.33   187.13   291.41        26.15   80.33   137.13   291.41

--------------------------------------------------------------------------------
38 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders          $90.51  $133.36  $158.78  $234.58       $20.51  $63.36  $108.78  $234.58
   optional EEB                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional EEP                                    94.61   145.72   179.46   276.21        24.61   75.72   129.46   276.21
   optional MAV                                    92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                            96.15   150.33   187.13   291.41        26.15   80.33   137.13   291.41
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders           92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional EEB                                    95.64   148.79   184.58   286.37        25.64   78.79   134.58   286.37
   optional EEP                                    96.66   151.86   189.67   296.42        26.66   81.86   139.67   296.42
   optional MAV                                    94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
   optional MAV and EEB                            97.17   153.39   192.21   301.41        27.17   83.39   142.21   301.41
   optional MAV and EEP                            98.20   156.45   197.27   311.31        28.20   86.45   147.27   311.31

--------------------------------------------------------------------------------
39 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders         $ 86.21  $120.28  $136.69  $189.05       $16.21  $50.28  $ 86.69  $189.05
   optional EEB                                    89.28   129.64   152.51   221.76        19.28   59.64   102.51   221.76
   optional EEP                                    90.31   132.74   157.74   232.45        20.31   62.74   107.74   232.45
   optional MAV                                    87.74   124.96   144.62   205.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                            90.82   134.29   160.34   237.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                            91.84   137.39   165.54   248.29        21.84   67.39   115.54   248.29
AXP(R) VP - Bond Fund
   base contract with no optional riders           86.41   120.90   137.75   191.27        16.41   50.90    87.75   191.27
   optional EEB                                    89.49   130.26   153.56   223.91        19.49   60.26   103.56   223.91
   optional EEP                                    90.51   133.36   158.78   234.58        20.51   63.36   108.78   234.58
   optional MAV                                    87.95   125.59   145.68   207.71        17.95   55.59    95.68   207.71
   optional MAV and EEB                            91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional MAV and EEP                            92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders           86.21   120.28   136.69   189.05        16.21   50.28    86.69   189.05
   optional EEB                                    89.28   129.64   152.51   221.76        19.28   59.64   102.51   221.76
   optional EEP                                    90.31   132.74   157.74   232.45        20.31   62.74   107.74   232.45
   optional MAV                                    87.74   124.96   144.62   205.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                            90.82   134.29   160.34   237.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                            91.84   137.39   165.54   248.29        21.84   67.39   115.54   248.29
AXP(R) VP - Cash Management Fund
   base contract with no optional riders           85.18   117.14   131.37   177.94        15.18   47.14    81.37   177.94
   optional EEB                                    88.26   126.52   147.26   210.97        18.26   56.52    97.26   210.97
   optional EEP                                    89.28   129.64   152.51   221.76        19.28   59.64   102.51   221.76
   optional MAV                                    86.72   121.84   139.34   194.57        16.72   51.84    89.34   194.57
   optional MAV and EEB                            89.79   131.19   155.13   227.12        19.79   61.19   105.13   227.12
   optional MAV and EEP                            90.82   134.29   160.34   237.76        20.82   64.29   110.34   237.76
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders           87.54   124.34   143.57   203.35        17.54   54.34    93.57   203.35
   optional EEB                                    90.61   133.67   159.30   235.64        20.61   63.67   109.30   235.64
   optional EEP                                    91.64   136.77   164.50   246.19        21.64   66.77   114.50   246.19
   optional MAV                                    89.08   129.01   151.46   219.61        19.08   59.01   101.46   219.61
   optional MAV and EEB                            92.15   138.32   167.09   251.43        22.15   68.32   117.09   251.43
   optional MAV and EEP                            93.18   141.41   172.26   261.83        23.18   71.41   122.26   261.83
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders           96.15   150.33   187.13   291.41        26.15   80.33   137.13   291.41
   optional EEB                                    99.22   159.50   202.31   321.12        29.22   89.50   152.31   321.12
   optional EEP                                   100.25   162.55   207.33   330.83        30.25   92.55   157.33   330.83
   optional MAV                                    97.69   154.92   194.74   306.37        27.69   84.92   144.74   306.37
   optional MAV and EEB                           100.76   164.07   209.83   335.65        30.76   94.07   159.83   335.65
   optional MAV and EEP                           101.79   167.10   214.82   345.21        31.79   97.10   164.82   345.21



-------------------------------------------------------------------------------
40 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Equity Select Fund
   base contract with no optional riders          $89.49  $130.26  $153.56  $223.91       $19.49  $60.26  $103.56  $223.91
   optional EEB                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional EEP                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional MAV                                    91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                            94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
AXP(R) VP - Extra Income Fund
   base contract with no optional riders           86.62   121.53   138.81   193.47        16.62   51.53    88.81   193.47
   optional EEB                                    89.69   130.88   154.60   226.05        19.69   60.88   104.60   226.05
   optional EEP                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional MAV                                    88.15   126.21   146.73   209.88        18.15   56.21    96.73   209.88
   optional MAV and EEB                            91.23   135.53   162.42   241.98        21.23   65.53   112.42   241.98
   optional MAV and EEP                            92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
AXP(R) VP - Federal Income Fund
   base contract with no optional riders           86.82   122.15   139.87   195.67        16.82   52.15    89.87   195.67
   optional EEB                                    89.90   131.50   155.65   228.19        19.90   61.50   105.65   228.19
   optional EEP                                    90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional MAV                                    88.36   126.83   147.78   212.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                            91.43   136.15   163.46   244.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                            92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
AXP(R) VP - Global Bond Fund
   base contract with no optional riders           89.18   129.32   151.98   220.69        19.18   59.32   101.98   220.69
   optional EEB                                    92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
   optional EEP                                    93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional MAV                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                            93.79   143.26   175.35   268.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                            94.82   146.34   180.49   278.25        24.82   76.34   130.49   278.25
AXP(R) VP - Growth Fund
   base contract with no optional riders           87.44   124.03   143.04   202.25        17.44   54.03    93.04   202.25
   optional EEB                                    90.51   133.36   158.78   234.58        20.51   63.36   108.78   234.58
   optional EEP                                    91.54   136.46   163.98   245.14        21.54   66.46   113.98   245.14
   optional MAV                                    88.97   128.70   150.94   218.53        18.97   58.70   100.94   218.53
   optional MAV and EEB                            92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV and EEP                            93.07   141.10   171.75   260.79        23.07   71.10   121.75   260.79
AXP(R) VP - International Fund
   base contract with no optional riders           88.87   128.39   150.41   217.46        18.87   58.39   100.41   217.46
   optional EEB                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional EEP                                    92.97   140.79   171.23   259.75        22.97   70.79   121.23   259.75
   optional MAV                                    90.41   133.05   158.26   233.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                            93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                            94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19




--------------------------------------------------------------------------------
41 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders          $86.00  $119.65  $135.63  $186.84       $16.00  $49.65  $ 85.63  $186.84
   optional EEB                                    89.08   129.01   151.46   219.61        19.08   59.01   101.46   219.61
   optional EEP                                    90.10   132.12   156.69   230.32        20.10   62.12   106.69   230.32
   optional MAV                                    87.54   124.34   143.57   203.35        17.54   54.34    93.57   203.35
   optional MAV and EEB                            90.61   133.67   159.30   235.64        20.61   63.67   109.30   235.64
   optional MAV and EEP                            91.64   136.77   164.50   246.19        21.64   66.77   114.50   246.19
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders           86.31   120.59   137.22   190.16        16.31   50.59    87.22   190.16
   optional EEB                                    89.38   129.95   153.03   222.83        19.38   59.95   103.03   222.83
   optional EEP                                    90.41   133.05   158.26   233.51        20.41   63.05   108.26   233.51
   optional MAV                                    87.85   125.28   145.15   206.62        17.85   55.28    95.15   206.62
   optional MAV and EEB                            90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional MAV and EEP                            91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders           93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional EEB                                    96.66   151.86   189.67   296.42        26.66   81.86   139.67   296.42
   optional EEP                                    97.69   154.92   194.74   306.37        27.69   84.92   144.74   306.37
   optional MAV                                    95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV and EEB                            98.20   156.45   197.27   311.31        28.20   86.45   147.27   311.31
   optional MAV and EEP                            99.22   159.50   202.31   321.12        29.22   89.50   152.31   321.12
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders           83.23   111.18   121.21   156.51        13.23   41.18    71.21   156.51
   optional EEB                                    86.31   120.59   137.22   190.16        16.31   50.59    87.22   190.16
   optional EEP                                    87.33   123.72   142.51   201.16        17.33   53.72    92.51   201.16
   optional MAV                                    84.77   115.89   129.24   173.46        14.77   45.89    79.24   173.46
   optional MAV and EEB                            87.85   125.28   145.15   206.62        17.85   55.28    95.15   206.62
   optional MAV and EEP                            88.87   128.39   150.41   217.46        18.87   58.39   100.41   217.46
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders           90.10   132.12   156.69   230.32        20.10   62.12   106.69   230.32
   optional EEB                                    93.18   141.41   172.26   261.83        23.18   71.41   122.26   261.83
   optional EEP                                    94.20   144.49   177.41   272.12        24.20   74.49   127.41   272.12
   optional MAV                                    91.64   136.77   164.50   246.19        21.64   66.77   114.50   246.19
   optional MAV and EEB                            94.71   146.03   179.97   277.23        24.71   76.03   129.97   277.23
   optional MAV and EEP                            95.74   149.10   185.09   287.38        25.74   79.10   135.09   287.38
AXP(R) VP - Stock Fund
   base contract with no optional riders           89.49   130.26   153.56   223.91        19.49   60.26   103.56   223.91
   optional EEB                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional EEP                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional MAV                                    91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                            94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30




--------------------------------------------------------------------------------
42 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP VP - Strategy Aggressive Fund
   base contract with no optional riders          $86.21  $120.28  $136.69  $189.05       $16.21  $50.28  $ 86.69  $189.05
   optional EEB                                    89.28   129.64   152.51   221.76        19.28   59.64   102.51   221.76
   optional EEP                                    90.31   132.74   157.74   232.45        20.31   62.74   107.74   232.45
   optional MAV                                    87.74   124.96   144.62   205.53        17.74   54.96    94.62   205.53
   optional MAV and EEB                            90.82   134.29   160.34   237.76        20.82   64.29   110.34   237.76
   optional MAV and EEP                            91.84   137.39   165.54   248.29        21.84   67.39   115.54   248.29
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders           89.49   130.26   153.56   223.91        19.49   60.26   103.56   223.91
   optional EEB                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional EEP                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional MAV                                    91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional MAV and EEB                            94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
   optional MAV and EEP                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders           92.66   139.86   169.68   256.64        22.66   69.86   119.68   256.64
   optional EEB                                    95.74   149.10   185.09   287.38        25.74   79.10   135.09   287.38
   optional EEP                                    96.76   152.17   190.18   297.42        26.76   82.17   140.18   297.42
   optional MAV                                    94.20   144.49   177.41   272.12        24.20   74.49   127.41   272.12
   optional MAV and EEB                            97.28   153.70   192.72   302.40        27.28   83.70   142.72   302.40
   optional MAV and EEP                            98.30   156.76   197.78   312.30        28.30   86.76   147.78   312.30
Alliance VP AllianceBernstein International
Value Portfolio (Class B)
   base contract with no optional riders           90.51   133.36   158.78   234.58        20.51   63.36   108.78   234.58
   optional EEB                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional EEP                                    94.61   145.72   179.46   276.21        24.61   75.72   129.46   276.21
   optional MAV                                    92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                            96.15   150.33   187.13   291.41        26.15   80.33   137.13   291.41
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders           87.64   124.65   144.10   204.44        17.64   54.65    94.10   204.44
   optional EEB                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional EEP                                    91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional MAV                                    89.18   129.32   151.98   220.69        19.18   59.32   101.98   220.69
   optional MAV and EEB                            92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
   optional MAV and EEP                            93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
American Century(R) VP International, Class II
   base contract with no optional riders           92.97   140.79   171.23   259.75        22.97   70.79   121.23   259.75
   optional EEB                                    96.05   150.02   186.62   290.40        26.05   80.02   136.62   290.40
   optional EEP                                    97.07   153.09   191.70   300.41        27.07   83.09   141.70   300.41
   optional MAV                                    94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19
   optional MAV and EEB                            97.58   154.62   194.24   305.38        27.58   84.62   144.24   305.38
   optional MAV and EEP                            98.61   157.67   199.29   315.25        28.61   87.67   149.29   315.25




-------------------------------------------------------------------------------
43 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
American Century(R) VP Value, Class II
   base contract with no optional riders          $89.59  $130.57  $154.08  $224.98       $19.59  $60.57  $104.08  $224.98
   optional EEB                                    92.66   139.86   169.68   256.64        22.66   69.86   119.68   256.64
   optional EEP                                    93.69   142.95   174.84   266.99        23.69   72.95   124.84   266.99
   optional MAV                                    91.13   135.22   161.90   240.93        21.13   65.22   111.90   240.93
   optional MAV and EEB                            94.20   144.49   177.41   272.12        24.20   74.49   127.41   272.12
   optional MAV and EEP                            95.23   147.57   182.53   282.32        25.23   77.57   132.53   282.32
Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders           87.13   123.09   141.46   198.97        17.13   53.09    91.46   198.97
   optional EEB                                    90.20   132.43   157.22   231.39        20.20   62.43   107.22   231.39
   optional EEP                                    91.23   135.53   162.42   241.98        21.23   65.53   112.42   241.98
   optional MAV                                    88.67   127.77   149.36   215.30        18.67   57.77    99.36   215.30
   optional MAV and EEB                            91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional MAV and EEP                            92.77   140.17   170.20   257.68        22.77   70.17   120.20   257.68
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders           89.79   131.19   155.13   227.12        19.79   61.19   105.13   227.12
   optional EEB                                    92.87   140.48   170.71   258.72        22.87   70.48   120.71   258.72
   optional EEP                                    93.89   143.57   175.87   269.04        23.89   73.57   125.87   269.04
   optional MAV                                    91.33   135.84   162.94   243.03        21.33   65.84   112.94   243.03
   optional MAV and EEB                            94.41   145.11   178.43   274.17        24.41   75.11   128.43   274.17
   optional MAV and EEP                            95.43   148.18   183.55   284.34        25.43   78.18   133.55   284.34
Fidelity(R) VIP Growth & Income Portfolio Service Class 2
   base contract with no optional riders           86.82   122.15   139.87   195.67        16.82   52.15    89.87   195.67
   optional EEB                                    89.90   131.50   155.65   228.19        19.90   61.50   105.65   228.19
   optional EEP                                    90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional MAV                                    88.36   126.83   147.78   212.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                            91.43   136.15   163.46   244.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                            92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders           87.85   125.28   145.15   206.62        17.85   55.28    95.15   206.62
   optional EEB                                    90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional EEP                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional MAV                                    89.38   129.95   153.03   222.83        19.38   59.95   103.03   222.83
   optional MAV and EEB                            92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
   optional MAV and EEP                            93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders           90.31   132.74   157.74   232.45        20.31   62.74   107.74   232.45
   optional EEB                                    93.38   142.02   173.29   263.89        23.38   72.02   123.29   263.89
   optional EEP                                    94.41   145.11   178.43   274.17        24.41   75.11   128.43   274.17
   optional MAV                                    91.84   137.39   165.54   248.29        21.84   67.39   115.54   248.29
   optional MAV and EEB                            94.92   146.64   181.00   279.27        24.92   76.64   131.00   279.27
   optional MAV and EEP                            95.94   149.72   186.11   289.39        25.94   79.72   136.11   289.39



--------------------------------------------------------------------------------
44 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders          $86.82  $122.15  $139.87  $195.67       $16.82  $52.15  $ 89.87  $195.67
   optional EEB                                    89.90   131.50   155.65   228.19        19.90   61.50   105.65   228.19
   optional EEP                                    90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional MAV                                    88.36   126.83   147.78   212.05        18.36   56.83    97.78   212.05
   optional MAV and EEB                            91.43   136.15   163.46   244.09        21.43   66.15   113.46   244.09
   optional MAV and EEP                            92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Franklin Value Securities Fund - Class 2)
   base contract with no optional riders           88.67   127.77   149.36   215.30        18.67   57.77    99.36   215.30
   optional EEB                                    91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional EEP                                    92.77   140.17   170.20   257.68        22.77   70.17   120.20   257.68
   optional MAV                                    90.20   132.43   157.22   231.39        20.20   62.43   107.22   231.39
   optional MAV and EEB                            93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional MAV and EEP                            94.30   144.80   177.92   273.15        24.30   74.80   127.92   273.15
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders           88.87   128.39   150.41   217.46        18.87   58.39   100.41   217.46
   optional EEB                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional EEP                                    92.97   140.79   171.23   259.75        22.97   70.79   121.23   259.75
   optional MAV                                    90.41   133.05   158.26   233.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                            93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                            94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders           86.51   121.22   144.62   192.37        16.51   51.22    88.28   192.37
   optional EEB                                    89.59   130.57   160.34   224.98        19.59   60.57   104.08   224.98
   optional EEP                                    90.61   133.67   165.54   235.64        20.61   63.67   109.30   235.64
   optional MAV                                    88.05   125.90   152.51   208.79        18.05   55.90    96.21   208.79
   optional MAV and EEB                            91.13   135.22   168.13   240.93        21.13   65.22   111.90   240.93
   optional MAV and EEP                            92.15   138.32   173.29   251.43        22.15   68.32   117.09   251.43
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders           87.74   124.96   138.28   205.53        17.74   54.96    94.62   205.53
   optional EEB                                    90.82   134.29   154.08   237.76        20.82   64.29   110.34   237.76
   optional EEP                                    91.84   137.39   159.30   248.29        21.84   67.39   115.54   248.29
   optional MAV                                    89.28   129.64   146.21   221.76        19.28   59.64   102.51   221.76
   optional MAV and EEB                            92.36   138.94   161.90   253.52        22.36   68.94   118.13   253.52
   optional MAV and EEP                            93.38   142.02   167.09   263.89        23.38   72.02   123.29   263.89
INVESCO VIF - Dynamics Fund
   base contract with no optional riders           89.28   129.64   152.51   221.76        19.28   59.64   102.51   221.76
   optional EEB                                    92.36   138.94   168.13   253.52        22.36   68.94   118.13   253.52
   optional EEP                                    93.38   142.02   173.29   263.89        23.38   72.02   123.29   263.89
   optional MAV                                    90.82   134.29   160.34   237.76        20.82   64.29   110.34   237.76
   optional MAV and EEB                            93.89   143.57   175.87   269.04        23.89   73.57   125.87   269.04
   optional MAV and EEP                            94.92   146.64   181.00   279.27        24.92   76.64   131.00   279.27




--------------------------------------------------------------------------------
45 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders          $89.18  $129.32  $151.98  $220.69       $19.18  $59.32  $101.98  $220.69
   optional EEB                                    92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
   optional EEP                                    93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional MAV                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                            93.79   143.26   175.35   268.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                            94.82   146.34   180.49   278.25        24.82   76.34   130.49   278.25
INVESCO VIF - Technology Fund
   base contract with no optional riders           89.18   129.32   151.98   220.69        19.18   59.32   101.98   220.69
   optional EEB                                    92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
   optional EEP                                    93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional MAV                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional MAV and EEB                            93.79   143.26   175.35   268.02        23.79   73.26   125.35   268.02
   optional MAV and EEP                            94.82   146.34   180.49   278.25        24.82   76.34   130.49   278.25
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders           89.38   129.95   153.03   222.83        19.38   59.95   103.03   222.83
   optional EEB                                    92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
   optional EEP                                    93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional MAV                                    90.92   134.60   160.86   238.81        20.92   64.60   110.86   238.81
   optional MAV and EEB                            94.00   143.87   176.38   270.07        24.00   73.87   126.38   270.07
   optional MAV and EEP                            95.02   146.95   181.51   280.29        25.02   76.95   131.51   280.29
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders           87.95   125.59   145.68   207.71        17.95   55.59    95.68   207.71
   optional EEB                                    91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional EEP                                    92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV                                    89.49   130.26   153.56   223.91        19.49   60.26   103.56   223.91
   optional MAV and EEB                            92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional MAV and EEP                            93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders           88.05   125.90   146.21   208.79        18.05   55.90    96.21   208.79
   optional EEB                                    91.13   135.22   161.90   240.93        21.13   65.22   111.90   240.93
   optional EEP                                    92.15   138.32   167.09   251.43        22.15   68.32   117.09   251.43
   optional MAV                                    89.59   130.57   154.08   224.98        19.59   60.57   104.08   224.98
   optional MAV and EEB                            92.66   139.86   169.68   256.64        22.66   69.86   119.68   256.64
   optional MAV and EEP                            93.69   142.95   174.84   266.99        23.69   72.95   124.84   266.99
Lazard Retirement International Equity Portfolio
   base contract with no optional riders           91.02   134.91   161.38   239.87        21.02   64.91   111.38   239.87
   optional EEB                                    94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
   optional EEP                                    95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional MAV and EEB                            95.64   148.79   184.58   286.37        25.64   78.79   134.58   286.37
   optional MAV and EEP                            96.66   151.86   189.67   296.42        26.66   81.86   139.67   296.42



--------------------------------------------------------------------------------
46 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders         $ 90.20  $132.43  $157.22  $231.39       $20.20 $ 62.43  $107.22  $231.39
   optional EEB                                    93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional EEP                                    94.30   144.80   177.92   273.15        24.30   74.80   127.92   273.15
   optional MAV                                    91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional MAV and EEB                            94.82   146.34   180.49   278.25        24.82   76.34   130.49   278.25
   optional MAV and EEP                            95.84   149.41   185.60   288.38        25.84   79.41   135.60   288.38
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders           91.64   136.77   164.50   246.19        21.64   66.77   114.50   246.19
   optional EEB                                    94.71   146.03   179.97   277.23        24.71   76.03   129.97   277.23
   optional EEP                                    95.74   149.10   185.09   287.38        25.74   79.10   135.09   287.38
   optional MAV                                    93.18   141.41   172.26   261.83        23.18   71.41   122.26   261.83
   optional MAV and EEB                            96.25   150.64   187.64   292.41        26.25   80.64   137.64   292.41
   optional MAV and EEP                            97.28   153.70   192.72   302.40        27.28   83.70   142.72   302.40
MFS(R) Utilities Series - Service Class
   base contract with no optional riders           90.31   132.74   157.74   232.45        20.31   62.74   107.74   232.45
   optional EEB                                    93.38   142.02   173.29   263.89        23.38   72.02   123.29   263.89
   optional EEP                                    94.41   145.11   178.43   274.17        24.41   75.11   128.43   274.17
   optional MAV                                    91.84   137.39   165.54   248.29        21.84   67.39   115.54   248.29
   optional MAV and EEB                            94.92   146.64   181.00   279.27        24.92   76.64   131.00   279.27
   optional MAV and EEP                            95.94   149.72   186.11   289.39        25.94   79.72   136.11   289.39
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders           88.67   127.77   149.36   215.30        18.67   57.77    99.36   215.30
   optional EEB                                    91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional EEP                                    92.77   140.17   170.20   257.68        22.77   70.17   120.20   257.68
   optional MAV                                    90.20   132.43   157.22   231.39        20.20   62.43   107.22   231.39
   optional MAV and EEB                            93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
   optional MAV and EEP                            94.30   144.80   177.92   273.15        24.30   74.80   127.92   273.15
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          111.22   194.74   259.73   428.83        41.22  124.74   209.73   428.83
   optional EEB                                   114.29   203.63   273.99   454.46        44.29  133.63   223.99   454.46
   optional EEP                                   115.32   206.58   278.71   462.83        45.32  136.58   228.71   462.83
   optional MAV                                   112.75   199.19   266.88   441.74        42.75  129.19   216.88   441.74
   optional MAV and EEB                           115.83   208.06   281.06   466.98        45.83  138.06   231.06   466.98
   optional MAV and EEP                           116.85   211.00   285.74   475.22        46.85  141.00   235.74   475.22
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders           88.87   128.39   150.41   217.46        18.87   58.39   100.41   217.46
   optional EEB                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional EEP                                    92.97   140.79   171.23   259.75        22.97   70.79   121.23   259.75
   optional MAV                                    90.41   133.05   158.26   233.51        20.41   63.05   108.26   233.51
   optional MAV and EEB                            93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional MAV and EEP                            94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19




--------------------------------------------------------------------------------
47 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders          $90.41  $133.05  $158.26  $233.51       $20.41  $63.05  $108.26  $233.51
   optional EEB                                    93.48   142.33   173.81   264.93        23.48   72.33   123.81   264.93
   optional EEP                                    94.51   145.41   178.95   275.19        24.51   75.41   128.95   275.19
   optional MAV                                    91.95   137.70   166.06   249.34        21.95   67.70   116.06   249.34
   optional MAV and EEB                            95.02   146.95   181.51   280.29        25.02   76.95   131.51   280.29
   optional MAV and EEP                            96.05   150.02   186.62   290.40        26.05   80.02   136.62   290.40
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           87.64   124.65   144.10   204.44        17.64   54.65    94.10   204.44
   optional EEB                                    90.72   133.98   159.82   236.70        20.72   63.98   109.82   236.70
   optional EEP                                    91.74   137.08   165.02   247.24        21.74   67.08   115.02   247.24
   optional MAV                                    89.18   129.32   151.98   220.69        19.18   59.32   101.98   220.69
   optional MAV and EEB                            92.25   138.63   167.61   252.47        22.25   68.63   117.61   252.47
   optional MAV and EEP                            93.28   141.72   172.78   262.86        23.28   71.72   122.78   262.86
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders           94.00   143.87   176.38   270.07        24.00   73.87   126.38   270.07
   optional EEB                                    97.07   153.09   191.70   300.41        27.07   83.09   141.70   300.41
   optional EEP                                    98.10   156.15   196.77   310.33        28.10   86.15   146.77   310.33
   optional MAV                                    95.53   148.49   184.07   285.35        25.53   78.49   134.07   285.35
   optional MAV and EEB                            98.61   157.67   199.29   315.25        28.61   87.67   149.29   315.25
   optional MAV and EEP                            99.63   160.72   204.32   325.02        29.63   90.72   154.32   325.02
Wanger International Small Cap
   base contract with no optional riders           92.87   140.48   170.71   258.72        22.87   70.48   120.71   258.72
   optional EEB                                    95.94   149.72   186.11   289.39        25.94   79.72   136.11   289.39
   optional EEP                                    96.97   152.78   191.19   299.42        26.97   82.78   141.19   299.42
   optional MAV                                    94.41   145.11   178.43   274.17        24.41   75.11   128.43   274.17
   optional MAV and EEB                            97.48   154.31   193.73   304.39        27.48   84.31   143.73   304.39
   optional MAV and EEP                            98.51   157.37   198.79   314.27        28.51   87.37   148.79   314.27
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders           88.36   126.83   147.78   212.05        18.36   56.83    97.78   212.05
   optional EEB                                    91.43   136.15   163.46   244.09        21.43   66.15   113.46   244.09
   optional EEP                                    92.46   139.25   168.65   254.56        22.46   69.25   118.65   254.56
   optional MAV                                    89.90   131.50   155.65   228.19        19.90   61.50   105.65   228.19
   optional MAV and EEB                            92.97   140.79   171.23   259.75        22.97   70.79   121.23   259.75
   optional MAV and EEP                            94.00   143.87   176.38   270.07        24.00   73.87   126.38   270.07
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders           88.46   127.15   148.31   213.13        18.46   57.15    98.31   213.13
   optional EEB                                    91.54   136.46   163.98   245.14        21.54   66.46   113.98   245.14
   optional EEP                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional MAV                                    90.00   131.81   156.17   229.25        20.00   61.81   106.17   229.25
   optional MAV and EEB                            93.07   141.10   171.75   260.79        23.07   71.10   121.75   260.79
   optional MAV and EEP                            94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10



--------------------------------------------------------------------------------
48 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders          $88.46  $127.15  $148.31  $213.13       $18.46  $57.15  $ 98.31  $213.13
   optional EEB                                    91.54   136.46   163.98   245.14        21.54   66.46   113.98   245.14
   optional EEP                                    92.56   139.55   169.16   255.60        22.56   69.55   119.16   255.60
   optional MAV                                    90.00   131.81   156.17   229.25        20.00   61.81   106.17   229.25
   optional MAV and EEB                            93.07   141.10   171.75   260.79        23.07   71.10   121.75   260.79
   optional MAV and EEP                            94.10   144.18   176.89   271.10        24.10   74.18   126.89   271.10
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders           90.51   133.36   158.78   234.58        20.51   63.36   108.78   234.58
   optional EEB                                    93.59   142.64   174.32   265.96        23.59   72.64   124.32   265.96
   optional EEP                                    94.61   145.72   179.46   276.21        24.61   75.72   129.46   276.21
   optional MAV                                    92.05   138.01   166.58   250.38        22.05   68.01   116.58   250.38
   optional MAV and EEB                            95.12   147.26   182.02   281.30        25.12   77.26   132.02   281.30
   optional MAV and EEP                            96.15   150.33   187.13   291.41        26.15   80.33   137.13   291.41


* In these examples for RAVA Advantage, the $30 contract administrative charge is approximated as a 0.051% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.
+    The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
49 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders         $ 90.60  $133.64  $109.25  $235.53       $20.60 $ 63.64  $109.25  $235.53
   optional EEB                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                    94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                            95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                            96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
AXP(R) VP - Bond Fund
   base contract with no optional riders           90.81   134.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional EEB                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                            95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders           90.60   133.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional EEB                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                    94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                            95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                            96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
AXP(R) VP - Cash Management Fund
   base contract with no optional riders           89.58   130.54   104.03   224.87        19.58   60.54   104.03   224.87
   optional EEB                                    92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEP                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV                                    91.12   135.19   111.85   240.82        21.12   65.19   111.85   240.82
   optional MAV and EEB                            94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEP                            95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders           91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional EEB                                    95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEP                                    96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEB                            96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEP                            97.57   154.59   144.19   305.28        27.57   84.59   144.19   305.28
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders          100.55   163.43   158.78   333.63        30.55   93.43   158.78   333.63
   optional EEB                                   103.62   172.52   173.70   362.10        33.62  102.52   173.70   362.10
   optional EEP                                   104.65   175.54   178.63   371.40        34.65  105.54   178.63   371.40
   optional MAV                                   102.08   167.98   166.26   347.97        32.08   97.98   166.26   347.97
   optional MAV and EEB                           105.16   177.05   181.08   376.01        35.16  107.05   181.08   376.01
   optional MAV and EEP                           106.18   180.05   185.98   385.17        36.18  110.05   185.98   385.17

--------------------------------------------------------------------------------
50 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Equity Select Fund
   base contract with no optional riders          $93.88  $143.54  $125.82  $268.94       $23.88  $73.54  $125.82  $268.94
   optional EEB                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                    97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                            99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
AXP(R) VP - Extra Income Fund
   base contract with no optional riders           91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                            95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                            96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
AXP(R) VP - Federal Income Fund
   base contract with no optional riders           91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
AXP(R) VP - Global Bond Fund
   base contract with no optional riders           93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional EEB                                    96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                    97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                            98.19   156.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                            99.21   159.47   152.26   321.02        29.21   89.47   152.26   321.02
AXP(R) VP - Growth Fund
   base contract with no optional riders           91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
AXP(R) VP - International Fund
   base contract with no optional riders           93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                    97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                            97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                            98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09

--------------------------------------------------------------------------------
51 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders         $ 90.40  $133.02  $108.21  $233.41       $20.40 $ 63.02  $108.21  $233.41
   optional EEB                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional EEP                                    94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV                                    91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV and EEB                            95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV and EEP                            96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders           90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEB                                    93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEP                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEB                            95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEP                            96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders           97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEB                                   101.06   164.95   161.28   338.43        31.06   94.95   161.28   338.43
   optional EEP                                   102.08   167.98   166.26   347.97        32.08   97.98   166.26   347.97
   optional MAV                                    99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEB                           102.60   169.50   168.75   352.70        32.60   99.50   168.75   352.70
   optional MAV and EEP                           103.62   172.52   173.70   362.10        33.62  102.52   173.70   362.10
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders           87.63   124.62    94.04   204.33        17.63   54.62    94.04   204.33
   optional EEB                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEP                                    91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional MAV                                    89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional MAV and EEB                            92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEP                            93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders           94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional EEB                                    97.57   154.59   144.19   305.28        27.57   84.59   144.19   305.28
   optional EEP                                    98.60   157.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV                                    96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV and EEB                            99.11   159.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional MAV and EEP                           100.14   162.21   156.78   329.77        30.14   92.21   156.78   329.77
AXP(R) VP - Stock Fund
   base contract with no optional riders           93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEB                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                    97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                            99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95

--------------------------------------------------------------------------------
52 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders         $ 90.60  $133.64  $109.25  $235.53       $20.60 $ 63.64  $109.25  $235.53
   optional EEB                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                    94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                    92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                            95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                            96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders           93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEB                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                    97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                            99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders           97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEB                                   100.14   162.21   156.78   329.77        30.14   92.21   156.78   329.77
   optional EEP                                   101.16   165.25   161.78   339.39        31.16   95.25   161.78   339.39
   optional MAV                                    98.60   157.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEB                           101.67   166.77   164.27   344.17        31.67   96.77   164.27   344.17
   optional MAV and EEP                           102.70   169.80   169.24   353.64        32.70   99.80   169.24   353.64
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders           94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEB                                    97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEP                                    99.01   158.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional MAV                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEB                            99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEP                           100.55   163.43   158.78   333.63        30.55   93.43   158.78   333.63
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders           92.04   137.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEB                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional EEP                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV                                    93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEB                            96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV and EEP                            97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
American Century(R) VP International, Class II
   base contract with no optional riders           97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional EEB                                   100.44   163.13   158.28   332.66        30.44   93.13   158.28   332.66
   optional EEP                                   101.47   166.16   163.28   342.26        31.47   96.16   163.28   342.26
   optional MAV                                    98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09
   optional MAV and EEB                           101.98   167.68   165.77   347.02        31.98   97.68   165.77   347.02
   optional MAV and EEP                           103.01   170.71   170.73   356.47        33.01  100.71   170.73   356.47

--------------------------------------------------------------------------------
53 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
American Century(R) VP Value, Class II
   base contract with no optional riders         $ 93.99  $143.84  $126.33  $269.97       $23.99  $73.84  $126.33  $269.97
   optional EEB                                    97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEP                                    98.09   156.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional MAV                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEB                            98.60   157.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEP                            99.62   160.69   154.27   324.92        29.62   90.69   154.27   324.92
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders           91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                    95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                            96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                            97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders           94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional EEB                                    97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional EEP                                    98.29   156.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional MAV                                    95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional MAV and EEB                            98.80   158.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV and EEP                            99.83   161.30   155.28   326.86        29.83   91.30   155.28   326.86

Fidelity(R) VIP Growth & Income Portfolio
Service Class 2

   base contract with no optional riders           91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32

Fidelity(R) VIP Mid Cap Portfolio Service Class 2

   base contract with no optional riders           92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEB                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional EEP                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV                                    93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEB                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV and EEP                            97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25

Fidelity(R) VIP Overseas Portfolio Service Class 2

   base contract with no optional riders           94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEB                                    97.78   155.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional EEP                                    98.80   158.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEB                            99.32   159.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV and EEP                           100.34   162.82   157.78   331.70        30.34   92.82   157.78   331.70

--------------------------------------------------------------------------------
54 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders          $91.22  $135.50  $112.37  $241.88       $21.22  $65.50  $112.37  $241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
(previously FTVIPT Franklin Value Securities
Fund - Class 2)
   base contract with no optional riders           93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEB                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional EEP                                    97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEB                            97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV and EEP                            98.70   157.95   149.74   316.13        28.70   87.95   149.74   316.13
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders           93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                    97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                            97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                            98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders           90.91   134.57   110.81   238.71        20.91   64.57   110.81   238.71
   optional EEB                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional EEP                                    95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV                                    92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV and EEB                            95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEP                            96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders           92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional EEB                                    95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEP                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV and EEB                            96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEP                            97.78   155.20   145.20   307.26        27.78   85.20   145.20   307.26
INVESCO VIF - Dynamics Fund
   base contract with no optional riders           93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEB                                    96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional EEP                                    97.78   155.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional MAV                                    95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEB                            98.29   156.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional MAV and EEP                            99.32   159.78   152.77   322.00        29.32   89.78   152.77   322.00

--------------------------------------------------------------------------------
55 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders         $ 93.58  $142.61  $124.27  $265.85       $23.58  $72.61  $124.27  $265.85
   optional EEB                                    96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                    97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                            98.19   156.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                            99.21   159.47   152.26   321.02        29.21   89.47   152.26   321.02
INVESCO VIF - Technology Fund
   base contract with no optional riders           93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional EEB                                    96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                    97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                            98.19   156.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                            99.21   159.47   152.26   321.02        29.21   89.47   152.26   321.02
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders           93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEB                                    96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional EEP                                    97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEB                            98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional MAV and EEP                            99.42   160.08   153.27   322.97        29.42   90.08   153.27   322.97
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders           92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional EEB                                    95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional EEP                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV and EEB                            96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV and EEP                            97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders           92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional EEB                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional EEP                                    96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV and EEB                            97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional MAV and EEP                            98.09   156.11   146.72   310.23        28.09   86.11   146.72   310.23
Lazard Retirement International Equity Portfolio
   base contract with no optional riders           95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional EEB                                    98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional EEP                                    99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV and EEB                           100.03   161.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV and EEP                           101.06   164.95   161.28   338.43        31.06   94.95   161.28   338.43

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
MFS(R) Investors Growth Stock Series -
Service Class
   base contract with no optional riders         $ 94.60  $145.69  $129.41  $276.11       $24.60 $ 75.69  $129.41  $276.11
   optional EEB                                    97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional EEP                                    98.70   157.95   149.74   316.13        28.70   87.95   149.74   316.13
   optional MAV                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEB                            99.21   159.47   152.26   321.02        29.21   89.47   152.26   321.02
   optional MAV and EEP                           100.24   162.52   157.28   330.73        30.24   92.52   157.28   330.73
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders           96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional EEB                                    99.11   159.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional EEP                                   100.14   162.21   156.78   329.77        30.14   92.21   156.78   329.77
   optional MAV                                    97.57   154.59   144.19   305.28        27.57   84.59   144.19   305.28
   optional MAV and EEB                           100.65   163.73   159.28   334.59        30.65   93.73   159.28   334.59
   optional MAV and EEP                           101.67   166.77   164.27   344.17        31.67   96.77   164.27   344.17
MFS(R) Utilities Series - Service Class
   base contract with no optional riders           94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEB                                    97.78   155.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional EEP                                    98.80   158.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEB                            99.32   159.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV and EEP                           100.34   162.82   157.78   331.70        30.34   92.82   157.78   331.70
Pioneer Equity Income VCT Portfolio -
Class II Shares
   base contract with no optional riders           93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEB                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional EEP                                    97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEB                            97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV and EEP                            98.70   157.95   149.74   316.13        28.70   87.95   149.74   316.13
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          115.61   207.44   230.07   465.24        45.61  137.44   230.07   465.24
   optional EEB                                   118.69   216.25   244.08   489.76        48.69  146.25   244.08   489.76
   optional EEP                                   119.71   219.18   248.71   497.77        49.71  149.18   248.71   497.77
   optional MAV                                   117.15   211.85   237.10   477.59        47.15  141.85   237.10   477.59
   optional MAV and EEB                           120.23   220.64   251.01   501.74        50.23  150.64   251.01   501.74
   optional MAV and EEP                           121.25   223.56   255.61   509.63        51.25  153.56   255.61   509.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders           93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                    97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                            97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                            98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09

--------------------------------------------------------------------------------
57 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders         $ 94.81  $146.31  $130.43  $278.15       $24.81 $ 76.31  $130.43  $278.15
   optional EEB                                    97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional EEP                                    98.91   158.56   150.75   318.09        28.91   88.56   150.75   318.09
   optional MAV                                    96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV and EEB                            99.42   160.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional MAV and EEP                           100.44   163.13   158.28   332.66        30.44   93.13   158.28   332.66
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           92.04   137.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEB                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional EEP                                    96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV                                    93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEB                            96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV and EEP                            97.68   154.89   144.69   306.27        27.68   84.89   144.69   306.27
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders           98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional EEB                                   101.47   166.16   163.28   342.26        31.47   96.16   163.28   342.26
   optional EEP                                   102.49   169.19   168.25   351.76        32.49   99.19   168.25   351.76
   optional MAV                                    99.93   161.60   155.78   327.83        29.93   91.60   155.78   327.83
   optional MAV and EEB                           103.01   170.71   170.73   356.47        33.01  100.71   170.73   356.47
   optional MAV and EEP                           104.03   173.73   175.67   365.83        34.03  103.73   175.67   365.83
Wanger International Small Cap
   base contract with no optional riders           97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional EEB                                   100.34   162.82   157.78   331.70        30.34   92.82   157.78   331.70
   optional EEP                                   101.37   165.86   162.78   341.30        31.37   95.86   162.78   341.30
   optional MAV                                    98.80   158.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV and EEB                           101.88   167.38   165.27   346.07        31.88   97.38   165.27   346.07
   optional MAV and EEP                           102.90   170.40   170.24   355.53        32.90  100.40   170.24   355.53
Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
   base contract with no optional riders           92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional EEB                                    95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional EEP                                    96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV and EEB                            97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV and EEP                            98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders           92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17

--------------------------------------------------------------------------------
58 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders         $ 92.86  $140.45  $120.66  $258.61       $22.86  $70.45  $120.66  $258.61
   optional EEB                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders           94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEB                                    97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEP                                    99.01   158.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional MAV                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEB                            99.52   160.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEP                           100.55   163.43   158.78   333.63        30.55   93.43   158.78   333.63

--------------------------------------------------------------------------------
59 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders         $ 88.55  $127.43  $ 98.78  $214.11       $18.55 $ 57.43  $ 98.78  $214.11
   optional EEB                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                    92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                            93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                            94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders           88.76   128.05    99.83   216.27        18.76   58.05    99.83   216.27
   optional EEB                                    91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEP                                    92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                    90.30   132.71   107.69   232.34        20.30   62.71   107.69   232.34
   optional MAV and EEB                            93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEP                            94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders           88.55   127.43    98.78   214.11        18.55   57.43    98.78   214.11
   optional EEB                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                    92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                            93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                            94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders           87.53   124.31    93.52   203.24        17.53   54.31    93.52   203.24
   optional EEB                                    90.60   133.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional EEP                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional MAV                                    89.07   128.98   101.41   219.50        19.07   58.98   101.41   219.50
   optional MAV and EEB                            92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEP                            93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders           89.89   131.47   105.60   228.08        19.89   61.47   105.60   228.08
   optional EEB                                    92.96   140.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional EEP                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV                                    91.42   136.12   113.41   243.98        21.42   66.12   113.41   243.98
   optional MAV and EEB                            94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV and EEP                            95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders           98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional EEB                                   101.57   166.47   163.78   343.21        31.57   96.47   163.78   343.21
   optional EEP                                   102.60   169.50   168.75   352.70        32.60   99.50   168.75   352.70
   optional MAV                                   100.03   161.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV and EEB                           103.11   171.01   171.23   357.41        33.11  101.01   171.23   357.41
   optional MAV and EEP                           104.13   174.03   176.17   366.76        34.13  104.03   176.17   366.76


--------------------------------------------------------------------------------
60 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders          $91.83  $137.36  $115.49  $248.18       $21.83  $67.36  $115.49  $248.18
   optional EEB                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders           88.96   128.67   100.88   218.43        18.96   58.67   100.88   218.43
   optional EEB                                    92.04   137.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEP                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV                                    90.50   133.33   108.73   234.47        20.50   63.33   108.73   234.47
   optional MAV and EEB                            93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEP                            94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders           89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional EEB                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                            93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                            94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders           91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                    95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                            96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                            97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders           89.78   131.16   105.07   227.01        19.78   61.16   105.07   227.01
   optional EEB                                    92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEP                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV                                    91.32   135.81   112.89   242.93        21.32   65.81   112.89   242.93
   optional MAV and EEB                            94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEP                            95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders           91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32


--------------------------------------------------------------------------------
61 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders         $ 88.35  $126.80  $ 97.73  $211.94       $18.35  $56.80  $ 97.73  $211.94
   optional EEB                                    91.42   136.12   113.41   243.98        21.42   66.12   113.41   243.98
   optional EEP                                    92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV                                    89.89   131.47   105.60   228.08        19.89   61.47   105.60   228.08
   optional MAV and EEB                            92.96   140.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional MAV and EEP                            93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders           88.66   127.74    99.31   215.19        18.66   57.74    99.31   215.19
   optional EEB                                    91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional EEP                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV                                    90.19   132.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional MAV and EEB                            93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV and EEP                            94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders           95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEB                                    99.01   158.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional EEP                                   100.03   161.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV                                    97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEB                           100.55   163.43   158.78   333.63        30.55   93.43   158.78   333.63
   optional MAV and EEP                           101.57   166.47   163.78   343.21        31.57   96.47   163.78   343.21
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders           85.58   118.37    83.45   182.29        15.58   48.37    83.45   182.29
   optional EEB                                    88.66   127.74    99.31   215.19        18.66   57.74    99.31   215.19
   optional EEP                                    89.68   130.85   104.55   225.94        19.68   60.85   104.55   225.94
   optional MAV                                    87.12   123.06    91.40   198.86        17.12   53.06    91.40   198.86
   optional MAV and EEB                            90.19   132.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional MAV and EEP                            91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders           92.45   139.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional EEB                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional EEP                                    96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV                                    93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV and EEB                            97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional MAV and EEP                            98.09   156.11   146.72   310.23        28.09   86.11   146.72   310.23
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders           91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29


--------------------------------------------------------------------------------
62 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Strategy Aggressive Fund
   base contract with no optional riders         $ 88.55  $127.43  $ 98.78  $214.11       $18.55  $57.43  $ 98.78  $214.11
   optional EEB                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                    92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                    90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                            93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                            94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders           91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders           95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEB                                    98.09   156.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional EEP                                    99.11   159.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional MAV                                    96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEB                            99.62   160.69   154.27   324.92        29.62   90.69   154.27   324.92
   optional MAV and EEP                           100.65   163.73   159.28   334.59        30.65   93.73   159.28   334.59
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders           92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders           89.99   131.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional EEB                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEP                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV                                    91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV and EEB                            94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEP                            95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
American Century(R) VP International, Class II
   base contract with no optional riders           95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional EEB                                    98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional EEP                                    99.42   160.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional MAV                                    96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV and EEB                            99.93   161.60   155.78   327.83        29.93   91.60   155.78   327.83
   optional MAV and EEP                           100.96   164.64   160.78   337.47        30.96   94.64   160.78   337.47


--------------------------------------------------------------------------------
63 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
American Century(R) VP Value, Class II
   base contract with no optional riders          $91.94  $137.67  $116.01  $249.23       $21.94  $67.67  $116.01  $249.23
   optional EEB                                    95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEP                                    96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEB                            96.55   151.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEP                            97.57   154.59   144.19   305.28        27.57   84.59   144.19   305.28
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders           89.48   130.23   103.50   223.80        19.48   60.23   103.50   223.80
   optional EEB                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional EEP                                    93.58   142.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV                                    91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional MAV and EEB                            94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV and EEP                            95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders           92.14   138.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional EEB                                    95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEP                                    96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV                                    93.68   142.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV and EEB                            96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEP                            97.78   155.20   145.20   307.26        27.78   85.20   145.20   307.26
Fidelity(R) VIP Growth and Income Portfolio Service Class 2
   base contract with no optional riders           89.17   129.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional EEB                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                            93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                            94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders           90.19   132.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional EEB                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEP                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV                                    91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional MAV and EEB                            94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEP                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders           92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEB                                    95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional EEP                                    96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV                                    94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEB                            97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional MAV and EEP                            98.29   156.73   147.73   312.20        28.29   86.73   147.73   312.20


--------------------------------------------------------------------------------
64 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders          $89.17  $129.29  $101.93  $220.58       $19.17  $59.29  $101.93  $220.58
   optional EEB                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                    90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                            93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                            94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional riders           91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                            95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                            96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders           91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders           88.86   128.36   100.36   217.35        18.86   58.36   100.36   217.35
   optional EEB                                    91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional EEP                                    92.96   140.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional MAV                                    90.40   133.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional MAV and EEB                            93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEP                            94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders           90.09   132.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional EEB                                    93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional EEP                                    94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV                                    91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional MAV and EEB                            94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV and EEP                            95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
INVESCO VIF - Dynamics Fund
   base contract with no optional riders           91.63   136.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEB                                    94.70   146.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEP                                    95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional MAV                                    93.17   141.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEB                            96.24   150.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEP                            97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30


--------------------------------------------------------------------------------
65 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 yearss
INVESCO VIF - Financial Services Fund
   base contract with no optional riders          $91.53  $136.43  $113.93  $245.03       $21.53  $66.43  $113.93  $245.03
   optional EEB                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                    95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                            96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                            97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
INVESCO VIF - Technology Fund
   base contract with no optional riders           91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                    94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                    95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                            96.14   150.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                            97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders           91.73   137.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional EEB                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional EEP                                    95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV                                    93.27   141.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV and EEB                            96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV and EEP                            97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders           90.30   132.71   107.69   232.34        20.30   62.71   107.69   232.34
   optional EEB                                    93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional EEP                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV                                    91.83   137.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV and EEB                            94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV and EEP                            95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders           90.40   133.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional EEB                                    93.47   142.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional EEP                                    94.50   145.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV                                    91.94   137.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV and EEB                            95.01   146.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV and EEP                            96.04   149.99   136.57   290.30        26.04   79.99   136.57   290.30
Lazard Retirement International Equity Portfolio
   base contract with no optional riders           93.37   141.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional EEB                                    96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional EEP                                    97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV and EEB                            97.98   155.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV and EEP                            99.01   158.86   151.26   319.07        29.01   88.86   151.26   319.07


--------------------------------------------------------------------------------
66 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders         $ 92.55  $139.52  $119.11  $255.50       $22.55 $ 69.52  $119.11  $255.50
   optional EEB                                    95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional EEP                                    96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV and EEB                            97.16   153.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV and EEP                            98.19   156.42   147.22   311.22        28.19   86.42   147.22   311.22
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders           93.99   143.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional EEB                                    97.06   153.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEP                                    98.09   156.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional MAV                                    95.52   148.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEB                            98.60   157.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEP                            99.62   160.69   154.27   324.92        29.62   90.69   154.27   324.92
MFS(R) Utilities Series - Service Class
   base contract with no optional riders           92.65   139.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEB                                    95.73   149.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional EEP                                    96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV                                    94.19   144.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEB                            97.27   153.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional MAV and EEP                            98.29   156.73   147.73   312.20        28.29   86.73   147.73   312.20
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders           91.01   134.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                    95.11   147.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                    92.55   139.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                            95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                            96.65   151.83   139.62   296.32        26.65   81.83   139.62   296.32
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          113.56   201.53   220.63   448.46        43.56  131.53   220.63   448.46
   optional EEB                                   116.64   210.38   234.76   473.50        46.64  140.38   234.76   473.50
   optional EEP                                   117.66   213.32   239.43   481.67        47.66  143.32   239.43   481.67
   optional MAV                                   115.10   205.96   227.72   461.08        45.10  135.96   227.72   461.08
   optional MAV and EEB                           118.18   214.79   241.76   485.73        48.18  144.79   241.76   485.73
   optional MAV and EEP                           119.20   217.72   246.39   493.78        49.20  147.72   246.39   493.78
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders           91.22   135.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                    95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                    92.76   140.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                            95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                            96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32


--------------------------------------------------------------------------------
67 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders         $ 92.76  $140.14  $120.15  $257.58       $22.76  $70.14  $120.15  $257.58
   optional EEB                                    95.83   149.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional EEP                                    96.86   152.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV                                    94.29   144.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV and EEB                            97.37   153.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV and EEP                            98.39   157.03   148.23   313.18        28.39   87.03   148.23   313.18
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           89.99   131.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional EEB                                    93.06   141.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEP                                    94.09   144.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV                                    91.53   136.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV and EEB                            94.60   145.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEP                            95.63   148.76   134.53   286.26        25.63   78.76   134.53   286.26
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders           96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEB                                    99.42   160.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional EEP                                   100.44   163.13   158.28   332.66        30.44   93.13   158.28   332.66
   optional MAV                                    97.88   155.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEB                           100.96   164.64   160.78   337.47        30.96   94.64   160.78   337.47
   optional MAV and EEP                           101.98   167.68   165.77   347.02        31.98   97.68   165.77   347.02
Wanger International Small Cap
   base contract with no optional riders           95.22   147.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEB                                    98.29   156.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional EEP                                    99.32   159.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV                                    96.75   152.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEB                            99.83   161.30   155.28   326.86        29.83   91.30   155.28   326.86
   optional MAV and EEP                           100.85   164.34   160.28   336.51        30.85   94.34   160.28   336.51
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders           90.71   133.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEB                                    93.78   143.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEP                                    94.81   146.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV                                    92.24   138.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEB                            95.32   147.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEP                            96.34   150.91   138.09   293.31        26.34   80.91   138.09   293.31
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders           90.81   134.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional EEB                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                            95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32


--------------------------------------------------------------------------------
68 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5%
annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders          $90.81  $134.26  $110.29  $237.65       $20.81  $64.26  $110.29  $237.65
   optional EEB                                    93.88   143.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                    94.91   146.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                    92.35   138.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                            95.42   148.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                            96.45   151.22   138.60   294.32        26.45   81.22   138.60   294.32
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders           92.86   140.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                    95.93   149.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                    96.96   152.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                    94.40   145.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                            97.47   154.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                            98.50   157.34   148.74   314.17        28.50   87.34   148.74   314.17



--------------------------------------------------------------------------------
69 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders         $100.60  $123.64  $109.25  $235.53       $20.60 $ 63.64  $109.25  $235.53
   optional EEB                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                   104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                   102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                           105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                           106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders          100.81   124.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional EEB                                   103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                   102.35   128.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                           105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders          100.60   123.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional EEB                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                   104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                   102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                           105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                           106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders           99.58   120.54   104.03   224.87        19.58   60.54   104.03   224.87
   optional EEB                                   102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEP                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV                                   101.12   125.19   111.85   240.82        21.12   65.19   111.85   240.82
   optional MAV and EEB                           104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEP                           105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders          101.94   127.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional EEB                                   105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEP                                   106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV                                   103.47   132.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEB                           106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEP                           107.57   144.59   144.19   305.28        27.57   84.59   144.19   305.28
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders          110.55   153.43   158.78   333.63        30.55   93.43   158.78   333.63
   optional EEB                                   113.62   162.52   173.70   362.10        33.62  102.52   173.70   362.10
   optional EEP                                   114.65   165.54   178.63   371.40        34.65  105.54   178.63   371.40
   optional MAV                                   112.08   157.98   166.26   347.97        32.08   97.98   166.26   347.97
   optional MAV and EEB                           115.16   167.05   181.08   376.01        35.16  107.05   181.08   376.01
   optional MAV and EEP                           116.18   170.05   185.98   385.17        36.18  110.05   185.98   385.17


--------------------------------------------------------------------------------
70 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders         $103.88  $133.54  $125.82  $268.94       $23.88  $73.54  $125.82  $268.94
   optional EEB                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                   107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                   105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                           109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders          101.01   124.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                   102.55   129.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                           105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                           106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders          101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders          103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional EEB                                   106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                   107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                           108.19   146.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                           109.21   149.47   152.26   321.02        29.21   89.47   152.26   321.02
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders          101.83   127.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                   103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders          103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                   106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                   107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                           107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                           108.91   148.56   150.75   318.09        28.91   88.56   150.75   318.09


--------------------------------------------------------------------------------
71 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders         $100.40  $123.02  $108.21  $233.41       $20.40 $ 63.02  $108.21  $233.41
   optional EEB                                   103.47   132.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional EEP                                   104.50   135.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV                                   101.94   127.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV and EEB                           105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV and EEP                           106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders          100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEB                                   103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEP                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV                                   102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEB                           105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEP                           106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders          107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEB                                   111.06   154.95   161.28   338.43        31.06   94.95   161.28   338.43
   optional EEP                                   112.08   157.98   166.26   347.97        32.08   97.98   166.26   347.97
   optional MAV                                   109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEB                           112.60   159.50   168.75   352.70        32.60   99.50   168.75   352.70
   optional MAV and EEP                           113.62   162.52   173.70   362.10        33.62  102.52   173.70   362.10
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders           97.63   114.62    94.04   204.33        17.63   54.62    94.04   204.33
   optional EEB                                   100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEP                                   101.73   127.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional MAV                                    99.17   119.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional MAV and EEB                           102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEP                           103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders          104.50   135.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional EEB                                   107.57   144.59   144.19   305.28        27.57   84.59   144.19   305.28
   optional EEP                                   108.60   147.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV                                   106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV and EEB                           109.11   149.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional MAV and EEP                           110.14   152.21   156.78   329.77        30.14   92.21   156.78   329.77
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders          103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEB                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                   107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                   105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                           109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95


--------------------------------------------------------------------------------
72 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Strategy Aggressive Fund
   base contract with no optional riders         $100.60  $123.64  $109.25  $235.53       $20.60 $ 63.64  $109.25  $235.53
   optional EEB                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEP                                   104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV                                   102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEB                           105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEP                           106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders          103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEB                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional EEP                                   107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV                                   105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEB                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional MAV and EEP                           109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders          107.06   143.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEB                                   110.14   152.21   156.78   329.77        30.14   92.21   156.78   329.77
   optional EEP                                   111.16   155.25   161.78   339.39        31.16   95.25   161.78   339.39
   optional MAV                                   108.60   147.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEB                           111.67   156.77   164.27   344.17        31.67   96.77   164.27   344.17
   optional MAV and EEP                           112.70   159.80   169.24   353.64        32.70   99.80   169.24   353.64
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders          104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEB                                   107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEP                                   109.01   148.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional MAV                                   106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEB                           109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEP                           110.55   153.43   158.78   333.63        30.55   93.43   158.78   333.63
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders          102.04   127.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEB                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional EEP                                   106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV                                   103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEB                           106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV and EEP                           107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
American Century(R) VP International, Class II
   base contract with no optional riders          107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional EEB                                   110.44   153.13   158.28   332.66        30.44   93.13   158.28   332.66
   optional EEP                                   111.47   156.16   163.28   342.26        31.47   96.16   163.28   342.26
   optional MAV                                   108.91   148.56   150.75   318.09        28.91   88.56   150.75   318.09
   optional MAV and EEB                           111.98   157.68   165.77   347.02        31.98   97.68   165.77   347.02
   optional MAV and EEP                           113.01   160.71   170.73   356.47        33.01  100.71   170.73   356.47


--------------------------------------------------------------------------------
73 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
American Century(R) VP Value, Class II
   base contract with no optional riders         $103.99  $133.84  $126.33  $269.97       $23.99  $73.84  $126.33  $269.97
   optional EEB                                   107.06   143.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEP                                   108.09   146.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional MAV                                   105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEB                           108.60   147.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEP                           109.62   150.69   154.27   324.92        29.62   90.69   154.27   324.92
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders          101.53   126.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                   105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                           106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                           107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders          104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional EEB                                   107.27   143.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional EEP                                   108.29   146.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional MAV                                   105.73   139.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional MAV and EEB                           108.80   148.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV and EEP                           109.83   151.30   155.28   326.86        29.83   91.30   155.28   326.86
Fidelity(R) VIP Growth and Income Portfolio
Service Class 2
   base contract with no optional riders          101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders          102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEB                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional EEP                                   106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV                                   103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEB                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV and EEP                           107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders          104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEB                                   107.78   145.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional EEP                                   108.80   148.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV                                   106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEB                           109.32   149.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV and EEP                           110.34   152.82   157.78   331.70        30.34   92.82   157.78   331.70


--------------------------------------------------------------------------------
74 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders         $101.22  $125.50  $112.37  $241.88       $21.22  $65.50  $112.37  $241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional riders          103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEB                                   106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional EEP                                   107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEB                           107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV and EEP                           108.70   147.95   149.74   316.13        28.70   87.95   149.74   316.13
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders          103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                   106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                   107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                           107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                           108.91   148.56   150.75   318.09        28.91   88.56   150.75   318.09
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders          100.91   124.57   110.81   238.71        20.91   64.57   110.81   238.71
   optional EEB                                   103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional EEP                                   105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV                                   102.45   129.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV and EEB                           105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEP                           106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders          102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional EEB                                   105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEP                                   106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV and EEB                           106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEP                           107.78   145.20   145.20   307.26        27.78   85.20   145.20   307.26
INVESCO VIF - Dynamics Fund
   base contract with no optional riders          103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional EEB                                   106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional EEP                                   107.78   145.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional MAV                                   105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional MAV and EEB                           108.29   146.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional MAV and EEP                           109.32   149.78   152.77   322.00        29.32   89.78   152.77   322.00


--------------------------------------------------------------------------------
75 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders         $103.58  $132.61  $124.27  $265.85       $23.58  $72.61  $124.27  $265.85
   optional EEB                                   106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                   107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                           108.19   146.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                           109.21   149.47   152.26   321.02        29.21   89.47   152.26   321.02
INVESCO VIF - Technology Fund
   base contract with no optional riders          103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional EEB                                   106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional EEP                                   107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV and EEB                           108.19   146.42   147.22   311.22        28.19   86.42   147.22   311.22
   optional MAV and EEP                           109.21   149.47   152.26   321.02        29.21   89.47   152.26   321.02
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders          103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEB                                   106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional EEP                                   107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEB                           108.39   147.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional MAV and EEP                           109.42   150.08   153.27   322.97        29.42   90.08   153.27   322.97
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders          102.35   128.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional EEB                                   105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional EEP                                   106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV                                   103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV and EEB                           106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV and EEP                           107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders          102.45   129.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional EEB                                   105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional EEP                                   106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV                                   103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV and EEB                           107.06   143.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional MAV and EEP                           108.09   146.11   146.72   310.23        28.09   86.11   146.72   310.23
Lazard Retirement International Equity Portfolio
   base contract with no optional riders          105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional EEB                                   108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional EEP                                   109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV and EEB                           110.03   151.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV and EEP                           111.06   154.95   161.28   338.43        31.06   94.95   161.28   338.43


--------------------------------------------------------------------------------
76 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
MFS(R) Investors Growth Stock Series - Service
Class
   base contract with no optional riders         $104.60  $135.69  $129.41  $276.11       $24.60 $ 75.69  $129.41  $276.11
   optional EEB                                   107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional EEP                                   108.70   147.95   149.74   316.13        28.70   87.95   149.74   316.13
   optional MAV                                   106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEB                           109.21   149.47   152.26   321.02        29.21   89.47   152.26   321.02
   optional MAV and EEP                           110.24   152.52   157.28   330.73        30.24   92.52   157.28   330.73
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders          106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional EEB                                   109.11   149.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional EEP                                   110.14   152.21   156.78   329.77        30.14   92.21   156.78   329.77
   optional MAV                                   107.57   144.59   144.19   305.28        27.57   84.59   144.19   305.28
   optional MAV and EEB                           110.65   153.73   159.28   334.59        30.65   93.73   159.28   334.59
   optional MAV and EEP                           111.67   156.77   164.27   344.17        31.67   96.77   164.27   344.17
MFS(R) Utilities Series - Service Class
   base contract with no optional riders          104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEB                                   107.78   145.20   145.20   307.26        27.78   85.20   145.20   307.26
   optional EEP                                   108.80   148.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV                                   106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEB                           109.32   149.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV and EEP                           110.34   152.82   157.78   331.70        30.34   92.82   157.78   331.70
Pioneer Equity Income VCT Portfolio - Class II
Shares
   base contract with no optional riders          103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEB                                   106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional EEP                                   107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEB                           107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
   optional MAV and EEP                           108.70   147.95   149.74   316.13        28.70   87.95   149.74   316.13
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          125.61   197.44   230.07   465.24        45.61  137.44   230.07   465.24
   optional EEB                                   128.69   206.25   244.08   489.76        48.69  146.25   244.08   489.76
   optional EEP                                   129.71   209.18   248.71   497.77        49.71  149.18   248.71   497.77
   optional MAV                                   127.15   201.85   237.10   477.59        47.15  141.85   237.10   477.59
   optional MAV and EEB                           130.23   210.64   251.01   501.74        50.23  150.64   251.01   501.74
   optional MAV and EEP                           131.25   213.56   255.61   509.63        51.25  153.56   255.61   509.63
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders          103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEB                                   106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEP                                   107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEB                           107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEP                           108.91   148.56   150.75   318.09        28.91   88.56   150.75   318.09


--------------------------------------------------------------------------------
77 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders         $104.81  $136.31  $130.43  $278.15       $24.81 $ 76.31  $130.43  $278.15
   optional EEB                                   107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional EEP                                   108.91   148.56   150.75   318.09        28.91   88.56   150.75   318.09
   optional MAV                                   106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV and EEB                           109.42   150.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional MAV and EEP                           110.44   153.13   158.28   332.66        30.44   93.13   158.28   332.66
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders          102.04   127.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEB                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional EEP                                   106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV                                   103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEB                           106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV and EEP                           107.68   144.89   144.69   306.27        27.68   84.89   144.69   306.27
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders          108.39   147.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional EEB                                   111.47   156.16   163.28   342.26        31.47   96.16   163.28   342.26
   optional EEP                                   112.49   159.19   168.25   351.76        32.49   99.19   168.25   351.76
   optional MAV                                   109.93   151.60   155.78   327.83        29.93   91.60   155.78   327.83
   optional MAV and EEB                           113.01   160.71   170.73   356.47        33.01  100.71   170.73   356.47
   optional MAV and EEP                           114.03   163.73   175.67   365.83        34.03  103.73   175.67   365.83
Wanger International Small Cap
   base contract with no optional riders          107.27   143.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional EEB                                   110.34   152.82   157.78   331.70        30.34   92.82   157.78   331.70
   optional EEP                                   111.37   155.86   162.78   341.30        31.37   95.86   162.78   341.30
   optional MAV                                   108.80   148.25   150.25   317.11        28.80   88.25   150.25   317.11
   optional MAV and EEB                           111.88   157.38   165.27   346.07        31.88   97.38   165.27   346.07
   optional MAV and EEP                           112.90   160.40   170.24   355.53        32.90  100.40   170.24   355.53
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders          102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional EEB                                   105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional EEP                                   106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV and EEB                           107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV and EEP                           108.39   147.03   148.23   313.18        28.39   87.03   148.23   313.18
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders          102.86   130.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                   104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17


--------------------------------------------------------------------------------
78 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders         $102.86  $130.45  $120.66  $258.61       $22.86  $70.45  $120.66  $258.61
   optional EEB                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                   104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders          104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEB                                   107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional EEP                                   109.01   148.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional MAV                                   106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEB                           109.52   150.39   153.77   323.95        29.52   90.39   153.77   323.95
   optional MAV and EEP                           110.55   153.43   158.78   333.63        30.55   93.43   158.78   333.63


--------------------------------------------------------------------------------
79 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ...
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders         $ 98.55  $117.43  $ 98.78  $214.11       $18.55 $ 57.43  $ 98.78  $214.11
   optional EEB                                   101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                   102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                   100.09   122.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                           103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                           104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
AXP(R) Variable Portfolio - Bond Fund
   base contract with no optional riders           98.76   118.05    99.83   216.27        18.76   58.05    99.83   216.27
   optional EEB                                   101.83   127.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEP                                   102.86   130.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional MAV                                   100.30   122.71   107.69   232.34        20.30   62.71   107.69   232.34
   optional MAV and EEB                           103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEP                           104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders           98.55   117.43    98.78   214.11        18.55   57.43    98.78   214.11
   optional EEB                                   101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                   102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                   100.09   122.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                           103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                           104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
AXP(R) Variable Portfolio - Cash Management Fund
   base contract with no optional riders           97.53   114.31    93.52   203.24        17.53   54.31    93.52   203.24
   optional EEB                                   100.60   123.64   109.25   235.53        20.60   63.64   109.25   235.53
   optional EEP                                   101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional MAV                                    99.07   118.98   101.41   219.50        19.07   58.98   101.41   219.50
   optional MAV and EEB                           102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional MAV and EEP                           103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders           99.89   121.47   105.60   228.08        19.89   61.47   105.60   228.08
   optional EEB                                   102.96   130.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional EEP                                   103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV                                   101.42   126.12   113.41   243.98        21.42   66.12   113.41   243.98
   optional MAV and EEB                           104.50   135.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV and EEP                           105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
AXP(R) Variable Portfolio - Emerging Markets Fund
   base contract with no optional riders          108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
   optional EEB                                   111.57   156.47   163.78   343.21        31.57   96.47   163.78   343.21
   optional EEP                                   112.60   159.50   168.75   352.70        32.60   99.50   168.75   352.70
   optional MAV                                   110.03   151.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV and EEB                           113.11   161.01   171.23   357.41        33.11  101.01   171.23   357.41
   optional MAV and EEP                           114.13   164.03   176.17   366.76        34.13  104.03   176.17   366.76


--------------------------------------------------------------------------------
80 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Equity Select Fund
   base contract with no optional riders         $101.83  $127.36  $115.49  $248.18       $21.83  $67.36  $115.49  $248.18
   optional EEB                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                   103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders           98.96   118.67   100.88   218.43        18.96   58.67   100.88   218.43
   optional EEB                                   102.04   127.98   116.52   250.28        22.04   67.98   116.52   250.28
   optional EEP                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV                                   100.50   123.33   108.73   234.47        20.50   63.33   108.73   234.47
   optional MAV and EEB                           103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV and EEP                           104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders           99.17   119.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional EEB                                   102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                   103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                   100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                           103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                           104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
AXP(R) Variable Portfolio - Global Bond Fund
   base contract with no optional riders          101.53   126.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                   105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                           106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                           107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
AXP(R) Variable Portfolio - Growth Fund
   base contract with no optional riders           99.78   121.16   105.07   227.01        19.78   61.16   105.07   227.01
   optional EEB                                   102.86   130.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEP                                   103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional MAV                                   101.32   125.81   112.89   242.93        21.32   65.81   112.89   242.93
   optional MAV and EEB                           104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEP                           105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
AXP(R) Variable Portfolio - International Fund
   base contract with no optional riders          101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32


--------------------------------------------------------------------------------
81 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Managed Fund
   base contract with no optional riders         $ 98.35  $116.80  $ 97.73  $211.94       $18.35  $56.80  $ 97.73  $211.94
   optional EEB                                   101.42   126.12   113.41   243.98        21.42   66.12   113.41   243.98
   optional EEP                                   102.45   129.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional MAV                                    99.89   121.47   105.60   228.08        19.89   61.47   105.60   228.08
   optional MAV and EEB                           102.96   130.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional MAV and EEP                           103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders           98.66   117.74    99.31   215.19        18.66   57.74    99.31   215.19
   optional EEB                                   101.73   127.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional EEP                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV                                   100.19   122.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional MAV and EEB                           103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV and EEP                           104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders          105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEB                                   109.01   148.86   151.26   319.07        29.01   88.86   151.26   319.07
   optional EEP                                   110.03   151.91   156.28   328.80        30.03   91.91   156.28   328.80
   optional MAV                                   107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEB                           110.55   153.43   158.78   333.63        30.55   93.43   158.78   333.63
   optional MAV and EEP                           111.57   156.47   163.78   343.21        31.57   96.47   163.78   343.21
AXP(R) Variable Portfolio - S&P 500 Index Fund
   base contract with no optional riders           95.58   108.37    83.45   182.29        15.58   48.37    83.45   182.29
   optional EEB                                    98.66   117.74    99.31   215.19        18.66   57.74    99.31   215.19
   optional EEP                                    99.68   120.85   104.55   225.94        19.68   60.85   104.55   225.94
   optional MAV                                    97.12   113.06    91.40   198.86        17.12   53.06    91.40   198.86
   optional MAV and EEB                           100.19   122.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional MAV and EEP                           101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders          102.45   129.22   118.60   254.45        22.45   69.22   118.60   254.45
   optional EEB                                   105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional EEP                                   106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV                                   103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional MAV and EEB                           107.06   143.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional MAV and EEP                           108.09   146.11   146.72   310.23        28.09   86.11   146.72   310.23
AXP(R) Variable Portfolio - Stock Fund
   base contract with no optional riders          101.83   127.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                   103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29


--------------------------------------------------------------------------------
82 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
AXP(R) Variable Portfolio - Strategy Aggressive Fund
   base contract with no optional riders         $ 98.55  $117.43  $ 98.78  $214.11       $18.55  $57.43  $ 98.78  $214.11
   optional EEB                                   101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEP                                   102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional MAV                                   100.09   122.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional MAV and EEB                           103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEP                           104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
AIM V.I. Capital Appreciation Fund, Series II
   base contract with no optional riders          101.83   127.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional EEB                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional EEP                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional MAV                                   103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional MAV and EEB                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional MAV and EEP                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders          105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEB                                   108.09   146.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional EEP                                   109.11   149.17   151.76   320.05        29.11   89.17   151.76   320.05
   optional MAV                                   106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEB                           109.62   150.69   154.27   324.92        29.62   90.69   154.27   324.92
   optional MAV and EEP                           110.65   153.73   159.28   334.59        30.65   93.73   159.28   334.59
Alliance VP AllianceBernstein International Value
Portfolio (Class B)
   base contract with no optional riders          102.86   130.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                   104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17
Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders           99.99   121.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional EEB                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEP                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV                                   101.53   126.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV and EEB                           104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEP                           105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
American Century(R) VP International, Class II
   base contract with no optional riders          105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional EEB                                   108.39   147.03   148.23   313.18        28.39   87.03   148.23   313.18
   optional EEP                                   109.42   150.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional MAV                                   106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV and EEB                           109.93   151.60   155.78   327.83        29.93   91.60   155.78   327.83
   optional MAV and EEP                           110.96   154.64   160.78   337.47        30.96   94.64   160.78   337.47


--------------------------------------------------------------------------------
83 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
American Century(R) VP Value, Class II
   base contract with no optional riders         $101.94  $127.67  $116.01  $249.23       $21.94  $67.67  $116.01  $249.23
   optional EEB                                   105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional EEP                                   106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
   optional MAV                                   103.47   132.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEB                           106.55   141.52   139.11   295.32        26.55   81.52   139.11   295.32
   optional MAV and EEP                           107.57   144.59   144.19   305.28        27.57   84.59   144.19   305.28
Calvert Variable Series, Inc. Social Balanced
Portfolio
   base contract with no optional riders           99.48   120.23   103.50   223.80        19.48   60.23   103.50   223.80
   optional EEB                                   102.55   129.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional EEP                                   103.58   132.61   124.27   265.85        23.58   72.61   124.27   265.85
   optional MAV                                   101.01   124.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional MAV and EEB                           104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV and EEP                           105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
Evergreen VA Capital Growth Fund - Class 2
   base contract with no optional riders          102.14   128.29   117.04   251.32        22.14   68.29   117.04   251.32
   optional EEB                                   105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEP                                   106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV                                   103.68   132.92   124.79   266.88        23.68   72.92   124.79   266.88
   optional MAV and EEB                           106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEP                           107.78   145.20   145.20   307.26        27.78   85.20   145.20   307.26
Fidelity(R) VIP Growth and Income Portfolio
Service Class 2
   base contract with no optional riders           99.17   119.29   101.93   220.58        19.17   59.29   101.93   220.58
   optional EEB                                   102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                   103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                   100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                           103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                           104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders          100.19   122.40   107.16   231.28        20.19   62.40   107.16   231.28
   optional EEB                                   103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional EEP                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV                                   101.73   127.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional MAV and EEB                           104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV and EEP                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
Fidelity(R) VIP Overseas Portfolio Service Class 2
   base contract with no optional riders          102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEB                                   105.73   139.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional EEP                                   106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV                                   104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEB                           107.27   143.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional MAV and EEP                           108.29   146.73   147.73   312.20        28.29   86.73   147.73   312.20


--------------------------------------------------------------------------------
84 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders         $ 99.17  $119.29  $101.93  $220.58       $19.17  $59.29  $101.93  $220.58
   optional EEB                                   102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional EEP                                   103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV                                   100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional MAV and EEB                           103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional MAV and EEP                           104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
(previously FTVIPT Franklin Value Securities Fund -
Class 2)
   base contract with no optional riders          101.01   124.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                   102.55   129.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                           105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                           106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders          101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders           98.86   118.36   100.36   217.35        18.86   58.36   100.36   217.35
   optional EEB                                   101.94   127.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional EEP                                   102.96   130.76   121.18   259.65        22.96   70.76   121.18   259.65
   optional MAV                                   100.40   123.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional MAV and EEB                           103.47   132.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional MAV and EEP                           104.50   135.38   128.90   275.09        24.50   75.38   128.90   275.09
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders          100.09   122.09   106.64   230.21        20.09   62.09   106.64   230.21
   optional EEB                                   103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional EEP                                   104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV                                   101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional MAV and EEB                           104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional MAV and EEP                           105.73   139.07   135.04   287.27        25.73   79.07   135.04   287.27
INVESCO VIF - Dynamics Fund
   base contract with no optional riders          101.63   126.74   114.45   246.08        21.63   66.74   114.45   246.08
   optional EEB                                   104.70   136.00   129.92   277.13        24.70   76.00   129.92   277.13
   optional EEP                                   105.73   139.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional MAV                                   103.17   131.38   122.21   261.72        23.17   71.38   122.21   261.72
   optional MAV and EEB                           106.24   140.61   137.58   292.31        26.24   80.61   137.58   292.31
   optional MAV and EEP                           107.27   143.67   142.67   302.30        27.27   83.67   142.67   302.30


--------------------------------------------------------------------------------
85 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders         $101.53  $126.43  $113.93  $245.03       $21.53  $66.43  $113.93  $245.03
   optional EEB                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                   105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                           106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                           107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
INVESCO VIF - Technology Fund
   base contract with no optional riders          101.53   126.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional EEB                                   104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional EEP                                   105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional MAV and EEB                           106.14   140.30   137.08   291.30        26.14   80.30   137.08   291.30
   optional MAV and EEP                           107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders          101.73   127.05   114.97   247.13        21.73   67.05   114.97   247.13
   optional EEB                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional EEP                                   105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV                                   103.27   131.69   122.73   262.76        23.27   71.69   122.73   262.76
   optional MAV and EEB                           106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional MAV and EEP                           107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
Janus Aspen Series Global Technology Portfolio:
Service Shares
   base contract with no optional riders          100.30   122.71   107.69   232.34        20.30   62.71   107.69   232.34
   optional EEB                                   103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional EEP                                   104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV                                   101.83   127.36   115.49   248.18        21.83   67.36   115.49   248.18
   optional MAV and EEB                           104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV and EEP                           105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
Janus Aspen Series International Growth Portfolio:
Service Shares
   base contract with no optional riders          100.40   123.02   108.21   233.41        20.40   63.02   108.21   233.41
   optional EEB                                   103.47   132.30   123.76   264.82        23.47   72.30   123.76   264.82
   optional EEP                                   104.50   135.38   128.90   275.09        24.50   75.38   128.90   275.09
   optional MAV                                   101.94   127.67   116.01   249.23        21.94   67.67   116.01   249.23
   optional MAV and EEB                           105.01   136.92   131.46   280.18        25.01   76.92   131.46   280.18
   optional MAV and EEP                           106.04   139.99   136.57   290.30        26.04   79.99   136.57   290.30
Lazard Retirement International Equity Portfolio
   base contract with no optional riders          103.37   131.99   123.24   263.79        23.37   71.99   123.24   263.79
   optional EEB                                   106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
   optional EEP                                   107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV and EEB                           107.98   145.81   146.21   309.24        27.98   85.81   146.21   309.24
   optional MAV and EEP                           109.01   148.86   151.26   319.07        29.01   88.86   151.26   319.07


--------------------------------------------------------------------------------
86 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
MFS(R) Investors Growth Stock Series - Service Class
   base contract with no optional riders         $102.55  $129.52  $119.11  $255.50       $22.55 $ 69.52  $119.11  $255.50
   optional EEB                                   105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional EEP                                   106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
   optional MAV                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV and EEB                           107.16   143.36   142.16   301.31        27.16   83.36   142.16   301.31
   optional MAV and EEP                           108.19   146.42   147.22   311.22        28.19   86.42   147.22   311.22
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders          103.99   133.84   126.33   269.97        23.99   73.84   126.33   269.97
   optional EEB                                   107.06   143.06   141.65   300.31        27.06   83.06   141.65   300.31
   optional EEP                                   108.09   146.11   146.72   310.23        28.09   86.11   146.72   310.23
   optional MAV                                   105.52   138.46   134.01   285.25        25.52   78.46   134.01   285.25
   optional MAV and EEB                           108.60   147.64   149.24   315.15        28.60   87.64   149.24   315.15
   optional MAV and EEP                           109.62   150.69   154.27   324.92        29.62   90.69   154.27   324.92
MFS(R) Utilities Series - Service Class
   base contract with no optional riders          102.65   129.83   119.63   256.54        22.65   69.83   119.63   256.54
   optional EEB                                   105.73   139.07   135.04   287.27        25.73   79.07   135.04   287.27
   optional EEP                                   106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV                                   104.19   134.46   127.36   272.02        24.19   74.46   127.36   272.02
   optional MAV and EEB                           107.27   143.67   142.67   302.30        27.27   83.67   142.67   302.30
   optional MAV and EEP                           108.29   146.73   147.73   312.20        28.29   86.73   147.73   312.20
Pioneer Equity Income VCT Portfolio - Class II Shares
   base contract with no optional riders          101.01   124.88   111.33   239.76        21.01   64.88   111.33   239.76
   optional EEB                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional EEP                                   105.11   137.23   131.97   281.20        25.11   77.23   131.97   281.20
   optional MAV                                   102.55   129.52   119.11   255.50        22.55   69.52   119.11   255.50
   optional MAV and EEB                           105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
   optional MAV and EEP                           106.65   141.83   139.62   296.32        26.65   81.83   139.62   296.32
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders          123.56   191.53   220.63   448.46        43.56  131.53   220.63   448.46
   optional EEB                                   126.64   200.38   234.76   473.50        46.64  140.38   234.76   473.50
   optional EEP                                   127.66   203.32   239.43   481.67        47.66  143.32   239.43   481.67
   optional MAV                                   125.10   195.96   227.72   461.08        45.10  135.96   227.72   461.08
   optional MAV and EEB                           128.18   204.79   241.76   485.73        48.18  144.79   241.76   485.73
   optional MAV and EEP                           129.20   207.72   246.39   493.78        49.20  147.72   246.39   493.78
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders          101.22   125.50   112.37   241.88        21.22   65.50   112.37   241.88
   optional EEB                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional EEP                                   105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV                                   102.76   130.14   120.15   257.58        22.76   70.14   120.15   257.58
   optional MAV and EEB                           105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional MAV and EEP                           106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32


--------------------------------------------------------------------------------
87 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders         $102.76  $130.14  $120.15  $257.58       $22.76  $70.14  $120.15  $257.58
   optional EEB                                   105.83   139.38   135.55   288.28        25.83   79.38   135.55   288.28
   optional EEP                                   106.86   142.44   140.64   298.32        26.86   82.44   140.64   298.32
   optional MAV                                   104.29   134.77   127.87   273.04        24.29   74.77   127.87   273.04
   optional MAV and EEB                           107.37   143.97   143.17   303.30        27.37   83.97   143.17   303.30
   optional MAV and EEP                           108.39   147.03   148.23   313.18        28.39   87.03   148.23   313.18
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders           99.99   121.78   106.12   229.15        19.99   61.78   106.12   229.15
   optional EEB                                   103.06   131.07   121.69   260.69        23.06   71.07   121.69   260.69
   optional EEP                                   104.09   134.15   126.84   270.99        24.09   74.15   126.84   270.99
   optional MAV                                   101.53   126.43   113.93   245.03        21.53   66.43   113.93   245.03
   optional MAV and EEB                           104.60   135.69   129.41   276.11        24.60   75.69   129.41   276.11
   optional MAV and EEP                           105.63   138.76   134.53   286.26        25.63   78.76   134.53   286.26
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders          106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
   optional EEB                                   109.42   150.08   153.27   322.97        29.42   90.08   153.27   322.97
   optional EEP                                   110.44   153.13   158.28   332.66        30.44   93.13   158.28   332.66
   optional MAV                                   107.88   145.50   145.71   308.25        27.88   85.50   145.71   308.25
   optional MAV and EEB                           110.96   154.64   160.78   337.47        30.96   94.64   160.78   337.47
   optional MAV and EEP                           111.98   157.68   165.77   347.02        31.98   97.68   165.77   347.02
Wanger International Small Cap
   base contract with no optional riders          105.22   137.54   132.48   282.21        25.22   77.54   132.48   282.21
   optional EEB                                   108.29   146.73   147.73   312.20        28.29   86.73   147.73   312.20
   optional EEP                                   109.32   149.78   152.77   322.00        29.32   89.78   152.77   322.00
   optional MAV                                   106.75   142.14   140.13   297.32        26.75   82.14   140.13   297.32
   optional MAV and EEB                           109.83   151.30   155.28   326.86        29.83   91.30   155.28   326.86
   optional MAV and EEP                           110.85   154.34   160.28   336.51        30.85   94.34   160.28   336.51
Wanger U.S. Smaller Companies Fund
(previously Wanger U.S. Small Cap)
   base contract with no optional riders          100.71   123.95   109.77   236.59        20.71   63.95   109.77   236.59
   optional EEB                                   103.78   133.23   125.30   267.91        23.78   73.23   125.30   267.91
   optional EEP                                   104.81   136.31   130.43   278.15        24.81   76.31   130.43   278.15
   optional MAV                                   102.24   128.60   117.56   252.37        22.24   68.60   117.56   252.37
   optional MAV and EEB                           105.32   137.84   132.99   283.23        25.32   77.84   132.99   283.23
   optional MAV and EEP                           106.34   140.91   138.09   293.31        26.34   80.91   138.09   293.31
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders          100.81   124.26   110.29   237.65        20.81   64.26   110.29   237.65
   optional EEB                                   103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                   102.35   128.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                           105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32


--------------------------------------------------------------------------------
88 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in a RAVA Select
Texas qualified annuity with a 1.00% mortality and expense risk fee assuming a
5% annual return and ... (continued)
                                                       full surrender at the           no surrender or selection of an annuity
                                                      end of each time period        payout plan at the end of each time period
                                                  1 year   3 years  5 years 10 years      1 year  3 years 5 years  10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders         $100.81  $124.26  $110.29  $237.65       $20.81  $64.26  $110.29  $237.65
   optional EEB                                   103.88   133.54   125.82   268.94        23.88   73.54   125.82   268.94
   optional EEP                                   104.91   136.61   130.95   279.17        24.91   76.61   130.95   279.17
   optional MAV                                   102.35   128.91   118.08   253.41        22.35   68.91   118.08   253.41
   optional MAV and EEB                           105.42   138.15   133.50   284.24        25.42   78.15   133.50   284.24
   optional MAV and EEP                           106.45   141.22   138.60   294.32        26.45   81.22   138.60   294.32
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders          102.86   130.45   120.66   258.61        22.86   70.45   120.66   258.61
   optional EEB                                   105.93   139.68   136.06   289.29        25.93   79.68   136.06   289.29
   optional EEP                                   106.96   142.75   141.14   299.32        26.96   82.75   141.14   299.32
   optional MAV                                   104.40   135.07   128.38   274.07        24.40   75.07   128.38   274.07
   optional MAV and EEB                           107.47   144.28   143.68   304.29        27.47   84.28   143.68   304.29
   optional MAV and EEP                           108.50   147.34   148.74   314.17        28.50   87.34   148.74   314.17

* In these examples for RAVA Select, the $30 contract administrative charge is approximated as a 0.030% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
89 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

Condensed Financial Information

(Unaudited)


To be filed by Amendment.

Financial Statements

To be filed by Amendment.



--------------------------------------------------------------------------------
90 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o   contract administrative charge,
o   applicable mortality and expense risk fee,
o   Maximum Anniversary Value Death Benefit Rider fee,
o   Enhanced Earnings Plus Death Benefit Rider fee, and
o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
91 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
BC1 BC2             BC4 BC5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio - Blue   total return exceeding     manager; American
                                     Chip Advantage     that of the U.S. stock     Express Financial
                                     Fund               market. Invests            Corporation (AEFC),
                                                        primarily in blue chip     investment adviser.
                                                        stocks. Blue chip stocks
                                                        are issued by companies
                                                        with a market
                                                        capitalization of at
                                                        least $1 billion, an
                                                        established management,
                                                        a history of consistent
                                                        earnings and a leading
                                                        position within their
                                                        respective industries.
------------------- ---------------- ------------------ -------------------------- -------------------------
BD1 BD2             BD4 BD5          AXP(R) Variable    Objective: high level of   IDS Life, investment
                                     Portfolio - Bond   current income while       manager; AEFC,
                                     Fund               conserving the value of    investment adviser.
                                                        the investment and
                                                        continuing a high level
                                                        of income for the
                                                        longest time period.
                                                        Invests primarily in
                                                        bonds and other debt
                                                        obligations.
------------------- ---------------- ------------------ -------------------------- -------------------------
CR1 CR2             CR4 CR5          AXP(R) Variable    Objective: capital         IDS Life, investment
                                     Portfolio -        appreciation. Invests      manager; AEFC,
                                     Capital Resource   primarily in U.S. common   investment adviser.
                                     Fund               stocks and other
                                                        securities convertible
                                                        into common stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
CM1 CM2             CM4 CM5          AXP(R) Variable    Objective: maximum         IDS Life, investment
                                     Portfolio - Cash   current income             manager; AEFC,
                                     Management Fund    consistent with            investment adviser.
                                                        liquidity and stability
                                                        of principal. Invests
                                                        primarily in money
                                                        market securities.
------------------- ---------------- ------------------ -------------------------- -------------------------
DE1 DE2             DE4 DE5          AXP(R) Variable    Objective: a high level    IDS Life, investment
                                     Portfolio -        of current income and,     manager; AEFC,
                                     Diversified        as a secondary goal,       investment adviser.
                                     Equity Income      steady growth of
                                     Fund               capital. Invests
                                                        primarily in
                                                        dividend-paying common
                                                        and preferred stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
EM1 EM2             EM4 EM5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio -        capital growth. Invests    manager; AEFC,
                                     Emerging Markets   primarily in equity        investment advisor;
                                     Fund               securities of companies    American Express Asset
                                                        in emerging market         Management
                                                        countries.                 International, Inc., a
                                                                                   wholly-owned subsidiary
                                                                                   of AEFC, is the
                                                                                   sub-adviser.
------------------- ---------------- ------------------ -------------------------- -------------------------
ES1 ES2             ES4 ES5          AXP(R) Variable    Objective: growth of       IDS Life, investment
                                     Portfolio -        capital. Invests           manager; AEFC,
                                     Equity Select      primarily in equity        investment adviser.
                                     Fund               securities of
                                                        medium-sized companies.
------------------- ---------------- ------------------ -------------------------- -------------------------
EI1 EI2             EI4 EI5          AXP(R) Variable    Objective: high current    IDS Life, investment
                                     Portfolio -        income, with capital       manager; AEFC,
                                     Extra Income Fund  growth as a secondary      investment adviser.
                                                        objective. Invests
                                                        primarily in
                                                        high-yielding, high-risk
                                                        corporate bonds (junk
                                                        bonds) issued by U.S.
                                                        and foreign companies
                                                        and governments.
------------------- ---------------- ------------------ -------------------------- -------------------------

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92   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
FI1 FI2             FI4 FI5          AXP(R) Variable    Objective: a high level    IDS Life, investment
                                     Portfolio -        of current income and      manager; AEFC,
                                     Federal Income     safety of principal        investment adviser.
                                     Fund               consistent with an
                                                        investment in U.S.
                                                        government and
                                                        government agency
                                                        securities. Invests
                                                        primarily in debt
                                                        obligations issued or
                                                        guaranteed as to
                                                        principal and interest
                                                        by the U.S. government,
                                                        its agencies or
                                                        instrumentalities.
------------------- ---------------- ------------------ -------------------------- -------------------------
GB1 GB2             GB4 GB5          AXP(R) Variable    Objective: high total      IDS Life, investment
                                     Portfolio -        return through income      manager; AEFC,
                                     Global Bond Fund   and growth of capital.     investment adviser.
                                                        Non-diversified fund
                                                        that invests primarily
                                                        in debt obligations of
                                                        U.S. and foreign issuers.
------------------- ---------------- ------------------ -------------------------- -------------------------
GR1 GR2             GR4 GR5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio -        capital growth. Invests    manager; AEFC,
                                     Growth Fund        primarily in common        investment adviser.
                                                        stocks and securities
                                                        convertible into common
                                                        stocks that appear to
                                                        offer growth
                                                        opportunities.
------------------- ---------------- ------------------ -------------------------- -------------------------
IE1 IE2             IE4 IE5          AXP(R) Variable    Objective: capital         IDS Life, investment
                                     Portfolio -        appreciation. Invests      manager; AEFC,
                                     International      primarily in common        investment advisor.
                                     Fund               stocks or convertible      American Express Asset
                                                        securities of foreign      Management
                                                        issuers that offer         International, Inc., a
                                                        strong growth potential.   wholly-owned subsidiary
                                                                                   of AEFC, is the
                                                                                   sub-adviser.
------------------- ---------------- ------------------ -------------------------- -------------------------
MF1 MF2             MF4 MF5          AXP(R) Variable    Objective: maximum total   IDS Life, investment
                                     Portfolio -        investment return          manager; AEFC,
                                     Managed Fund       through a combination of   investment adviser.
                                                        capital growth and
                                                        current income. Invests
                                                        primarily in a
                                                        combination of common
                                                        and preferred stocks,
                                                        convertible securities,
                                                        bonds and other debt
                                                        securities.
------------------- ---------------- ------------------ -------------------------- -------------------------
ND1 ND2             ND4 ND5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio - New    growth of capital.         manager; AEFC,
                                     Dimensions         Invests primarily in       investment adviser.
                                     Fund(R)            common stocks showing
                                                        potential for
                                                        significant growth.
------------------- ---------------- ------------------ -------------------------- -------------------------
SV1 SV2             SV4 SV5          AXP(R) Variable    Objective: long term       IDS Life, investment
                                     Portfolio -        capital appreciation.      manager; AEFC,
                                     Partners Small     Non-diversified fund       investment advisor;
                                     Cap Value Fund     that invests primarily     Royce & Associates, LLC
                                                        in equity securities.      and EQSF Advisers,
                                                                                   Inc., sub-advisers.
------------------- ---------------- ------------------ -------------------------- -------------------------
IV1 IV2             IV4 IV5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio - S&P    capital appreciation.      manager; AEFC,
                                     500 Index Fund     Non-diversified fund       investment adviser.
                                                        that invests primarily
                                                        in securities that are
                                                        expected to provide
                                                        investment results that
                                                        correspond to the
                                                        performance of the S&P
                                                        500 Index.
------------------- ---------------- ------------------ -------------------------- -------------------------

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93   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
SC1 SC2             SC4 SC5          AXP(R) Variable    Objective: long-term       IDS Life, investment
                                     Portfolio -        capital growth. Invests    manager; AEFC,
                                     Small Cap          primarily in equity        investment advisor;
                                     Advantage Fund     stocks of small            Kenwood Capital
                                                        companies that are often   Management LLC,
                                                        included in the Russell    sub-adviser.
                                                        2000 Index and/or have
                                                        market capitalization
                                                        under $2 billion.
------------------- ---------------- ------------------ -------------------------- -------------------------
ST1 ST2             ST4 ST5          AXP(R) Variable    Objective: current         IDS Life, investment
                                     Portfolio -        income and growth of       manager; AEFC,
                                     Stock Fund         capital. Invests           investment adviser.
                                                        primarily in common
                                                        stocks and securities
                                                        convertible into common
                                                        stock.
------------------- ---------------- ------------------ -------------------------- -------------------------
SA1 SA2             SA4 SA5          AXP(R) Variable    Objective: capital         IDS Life, investment
                                     Portfolio -        appreciation. Invests      manager; AEFC,
                                     Strategy           primarily in equity        investment adviser.
                                     Aggressive Fund    securities of growth
                                                        companies.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AC 2AC             4AC 5AC          AIM V.I. Capital   Objective: growth of       A I M Advisors, Inc.
                                     Appreciation       capital. Invests
                                     Fund, Series II    principally in common
                                                        stocks of companies
                                                        likely to benefit from
                                                        new or innovative
                                                        products, services or
                                                        processes as well as
                                                        those with above-average
                                                        growth and excellent
                                                        prospects for future
                                                        growth.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AD 2AD             4AD 5AD          AIM V.I. Capital   Objective: long term       A I M Advisors, Inc.
                                     Development        growth of capital.
                                     Fund,              Series II Invests
                                                        primarily in securities
                                                        (including common
                                                        stocks, convertible
                                                        securities and bonds) of
                                                        small- and medium-sized
                                                        companies.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AB 2AB             4AB 5AB          Alliance VP        Objective: long-term       Alliance Capital
                                     AllianceBernstein  growth of capital.         Management, L.P.
                                     International      Invests primarily in a
                                     Value Portfolio    diversified portfolio of
                                     (Class B)          foreign equity
                                                        securities.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AL 2AL             4AL 5AL          Alliance VP        Objective: reasonable      Alliance Capital
                                     Growth and         current income and         Management, L.P.
                                     Income Portfolio   reasonable appreciation.
                                     (Class B)          Invests primarily in
                                                        dividend-paying common
                                                        stocks of good quality.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AI 2AI             4AI 5AI          American           Objective: long term       American Century
                                     Century(R) VP      capital growth. Invests    Investment Management,
                                     International,     primarily in stocks of     Inc.
                                     Class II           growing foreign
                                                        companies in developed
                                                        countries.
------------------- ---------------- ------------------ -------------------------- -------------------------
1AV 2AV             4AV 5AV          American           Objective: long-term       American Century
                                     Century(R) VP      capital growth, with       Investment Management,
                                     Value, Class II    income as a secondary      Inc.
                                                        objective. Invests
                                                        primarily in stocks of
                                                        companies that
                                                        management believes to
                                                        be undervalued at the
                                                        time of purchase.
------------------- ---------------- ------------------ -------------------------- -------------------------

--------------------------------------------------------------------------------
94 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1SR 2SR             4SR 5SR          Calvert Variable   Objective: income and      Calvert Asset
                                     Series, Inc.       capital growth. Invests    Management Company,
                                     Social Balanced    primarily in stocks,       Inc. (CAMCO),
                                     Portfolio          bonds and money market     investment adviser.
                                                        instruments which offer    SSgA Funds Management,
                                                        income and capital         Inc. and Brown Capital
                                                        growth opportunity and     Management are the
                                                        which satisfy the          investment subadvisers.
                                                        investment and social
                                                        criteria.
------------------- ---------------- ------------------ -------------------------- -------------------------
1CG 2CG             4CG 5CG          Evergreen VA       Objective: long-term       Evergreen Investment
                                     Capital Growth     capital growth. The fund   Management Company,
                                     Fund, Class L      seeks to achieve its       LLC. Pilgrim Baxter
                                     Shares             goal by investing          Value Investors, Inc.
                                                        primarily in common        is the sub-investment
                                                        stocks of large U.S.       adviser.
                                                        companies, which the
                                                        portfolio managers
                                                        believe have the
                                                        potential for capital
                                                        growth over the
                                                        intermediate- and
                                                        long-term.
------------------- ---------------- ------------------ -------------------------- -------------------------

1FG 2FG             4FG 5FG          Fidelity(R) VIP    Strategy: high total       Fidelity Management &
                                     Growth & Income    return through a           Research Company (FMR),
                                     Portfolio          combination of current     investment manager; FMR
                                     Service Class 2    income and capital         U.K. and FMR Far East,
                                                        appreciation. Normally     sub-investment advisers.
                                                        invests a majority of
                                                        assets in common stocks
                                                        with a focus on those
                                                        that pay current
                                                        dividends and show
                                                        potential for capital
                                                        appreciation.
------------------- ---------------- ------------------ -------------------------- -------------------------
1FM 2FM             4FM 5FM          Fidelity(R) VIP    Strategy: long-term        FMR, investment
                                     Mid Cap Portfolio  growth of capital.         manager; FMR U.K. and
                                     Service Class 2    Normally invests at        FMR Far East,
                                                        least 80% of assets in     sub-investment advisers.
                                                        companies with medium
                                                        market capitalization
                                                        common stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
1FO 2FO             4FO 5FO          Fidelity(R) VIP    Strategy: long-term        FMR, investment
                                     Overseas           growth of capital.         manager; FMR U.K., FMR
                                     Portfolio          Invests primarily in       Far East, Fidelity
                                     Service Class 2    common stocks of foreign   International
                                                        securities.                Investment Advisors
                                                                                   (FIIA) and FIIA U.K.,
                                                                                   sub-investment advisers.
------------------- ---------------- ------------------ -------------------------- -------------------------

1RE 2RE             4RE 5RE          FTVIPT Franklin    Objective: capital         Franklin Advisers, Inc.
                                     Real Estate Fund   appreciation with a
                                     - Class 2          secondary goal to earn
                                                        current income. Invests
                                                        at least 80% of its net
                                                        assets in investments of
                                                        companies operating in
                                                        the real estate
                                                        industry. The Fund
                                                        invests primarily in
                                                        equity real estate
                                                        investment trusts
                                                        (REITs).
------------------- ---------------- ------------------ -------------------------- -------------------------
1SI 2SI             4SI 5SI          FTVIPT Franklin    Objective: long-term       Franklin Advisory
                                     Small Cap Value    total return. Invests at   Services, LLC
                                     Securities Fund    least 80% of its net
                                     - Class 2          assets in investments of
                                     (previously        small capitalization
                                     FTVIPT Franklin    companies. For this
                                     Value Securities   Fund, small
                                     Fund - Class 2)    capitalization companies
                                                        are those that have a
                                                        market cap not exceeding
                                                        $2.5 billion, at the
                                                        time of purchase.
                                                        Invests primarily in
                                                        equity securities of
                                                        companies manager
                                                        believes are selling
                                                        substantially below the
                                                        underlying value of
                                                        their assets or their
                                                        private market value.
------------------- ---------------- ------------------ -------------------------- -------------------------

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95   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1MS 2MS             4MS 5MS          FTVIPT Mutual      Objective: capital         Franklin Mutual
                                     Shares             appreciation with income   Advisers, LLC
                                     Securities Fund    as a secondary goal.
                                     - Class 2          Invests primarily in
                                                        equity securities of
                                                        companies that the
                                                        manager believes are
                                                        available at market
                                                        prices less than their
                                                        value based on certain
                                                        recognized or objective
                                                        criteria (intrinsic
                                                        value).
------------------- ---------------- ------------------ -------------------------- -------------------------
1UE 2UE             4UE 5UE          Goldman Sachs      Objective: seeks           Goldman Sachs Asset
                                     VIT CORE(SM)       long-term growth of        Management
                                     U.S. Equity Fund   capital and dividend
                                                        income. Invests, under
                                                        normal circumstances, at
                                                        least 90% of its total
                                                        assets (not including
                                                        securities lending
                                                        collateral and any
                                                        investment of that
                                                        collateral) measured at
                                                        time of purchase, in a
                                                        broadly diversified
                                                        portfolio of large-cap
                                                        and blue chip equity
                                                        investments representing
                                                        all major sectors of the
                                                        U.S. economy.
------------------- ---------------- ------------------ -------------------------- -------------------------
1MC 2MC             4MC 5MC          Goldman Sachs      Objective: seeks           Goldman Sachs Asset
                                     VIT Mid Cap        long-term capital          Management
                                     Value Fund         appreciation. Invests,
                                                        under normal
                                                        circumstances, at least
                                                        80% of its net assets
                                                        plus any borrowing for
                                                        investment purposes
                                                        (measured at time of
                                                        purchase) in a
                                                        diversified portfolio of
                                                        equity investments in
                                                        mid-capitalization
                                                        issuers within the range
                                                        of the market
                                                        capitalization of
                                                        companies constituting
                                                        the Russell Midcap Value
                                                        index at the time of
                                                        investment.
------------------- ---------------- ------------------ -------------------------- -------------------------
1ID 2ID             4ID 5ID          INVESCO VIF -      Objective: long-term       INVESCO Funds Group,
                                     Dynamics Fund      growth of capital.         Inc.
                                                        Invests primarily in
                                                        common stocks of
                                                        mid-sized companies -
                                                        companies included in
                                                        the Russell Mid-Cap
                                                        Growth Index at the time
                                                        of purchase, or if not
                                                        included in that Index,
                                                        those with market
                                                        capitalizations between
                                                        $2.5 billion and $15
                                                        billion at the time of
                                                        purchase. The Fund also
                                                        has the flexibility to
                                                        invest in other types of
                                                        securities, including
                                                        preferred stocks,
                                                        convertible securities
                                                        and bonds.
------------------- ---------------- ------------------ -------------------------- -------------------------

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96   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1FS 2FS             4FS 5FS          INVESCO VIF -      Objective: long-term       INVESCO Funds Group,
                                     Financial          growth of capital.         Inc.
                                     Services Fund      Aggressively managed.
                                                        Invests at least 80% of
                                                        its assets in the equity
                                                        securities and
                                                        equity-related
                                                        instruments of companies
                                                        involved in the
                                                        financial services
                                                        sector. These companies
                                                        include but are not
                                                        limited to, banks,
                                                        insurance companies, and
                                                        investment and
                                                        miscellaneous industries
                                                        (asset managers,
                                                        brokerage firms,
                                                        government-sponsored
                                                        agencies and suppliers
                                                        to financial services
                                                        companies).
------------------- ---------------- ------------------ -------------------------- -------------------------
1TC 2TC             4TC 5TC          INVESCO VIF -      Objective: long-term       INVESCO Funds Group,
                                     Technology Fund    growth of capital. The     Inc.
                                                        Fund is aggressively
                                                        managed. Invests at
                                                        least 80% of its assets
                                                        in equity securities and
                                                        equity-related
                                                        instruments of companies
                                                        engaged in
                                                        technology-related
                                                        industries. These
                                                        include, but are not
                                                        limited to, applied
                                                        technology,
                                                        biotechnology,
                                                        communications,
                                                        computers, electronics,
                                                        Internet, IT services
                                                        and consulting,
                                                        software,
                                                        telecommunications
                                                        equipment and services,
                                                        IT infrastructure, and
                                                        networking companies.
                                                        Many of these products
                                                        and services are subject
                                                        to rapid obsolescence,
                                                        which may lower the
                                                        market value of
                                                        securities of the
                                                        companies in this
                                                        sector.
------------------- ---------------- ------------------ -------------------------- -------------------------
1TL 2TL             4TL 5TL          INVESCO VIF -      Objective: long-term       INVESCO Funds Group,
                                     Telecommunications growth of capital.         Inc.
                                     Fund               Current income is a
                                                        secondary objective. The
                                                        Fund is aggressively
                                                        managed. Invests
                                                        primarily in equity
                                                        securities of companies
                                                        involved in the design,
                                                        development manufacture,
                                                        distribution or sale of
                                                        communications services
                                                        and equipment, and
                                                        companies that are
                                                        involved in supplying
                                                        equipment or services to
                                                        such companies. The
                                                        telecommunications
                                                        sector includes
                                                        companies that offer
                                                        telephone services,
                                                        wireless communications,
                                                        satellite
                                                        communications,
                                                        television and movie
                                                        programming,
                                                        broadcasting and
                                                        Internet access.
------------------- ---------------- ------------------ -------------------------- -------------------------

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97   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1GT 2GT             4GT 5GT          Janus Aspen        Objective: long-term       Janus Capital
                                     Series Global      growth of capital.
                                     Technology         Non-diversified mutual
                                     Portfolio:         fund that invests, under
                                     Service Shares     normal circumstances, at
                                                        least 80% of its net
                                                        assets in securities of
                                                        companies that the
                                                        portfolio manager
                                                        believes will benefit
                                                        significantly from
                                                        advances or improvements
                                                        in technology. It
                                                        implements this policy
                                                        by investing primarily
                                                        in equity securities of
                                                        U.S. and foreign
                                                        companies selected for
                                                        their growth potential.
------------------- ---------------- ------------------ -------------------------- -------------------------
1IG 2IG             4IG 5IG          Janus Aspen        Objective: long-term       Janus Capital
                                     Series             growth of capital.
                                     International      Invests, under normal
                                     Growth             circumstances, at least
                                     Portfolio:         80% of its net assets in
                                     Service Shares     securities of issuers
                                                        from at least five
                                                        different countries,
                                                        excluding the United
                                                        States. Although the
                                                        Portfolio intends to
                                                        invest substantially all
                                                        of its assets in issuers
                                                        located outside the
                                                        United States, it may at
                                                        times invest in U.S.
                                                        issuers and it may at
                                                        times invest all of its
                                                        assets in fewer than
                                                        five countries or even a
                                                        single country.
------------------- ---------------- ------------------ -------------------------- -------------------------
1IP 2IP             4IP 5IP          Lazard             Objective: long-term       Lazard Asset Management
                                     Retirement         capital appreciation.
                                     International      Invests primarily in
                                     Equity Portfolio   equity securities,
                                                        principally common
                                                        stocks of relatively
                                                        large non-U.S. companies
                                                        with market
                                                        capitalizations in the
                                                        range of the Morgan
                                                        Stanley Capital
                                                        International (MSCI)
                                                        Europe, Australia and
                                                        Far East (EAFE(R)) Index
                                                        that the Investment
                                                        Manager believes are
                                                        undervalued based on
                                                        their earnings, cash
                                                        flow or asset values.
------------------- ---------------- ------------------ -------------------------- -------------------------
1MG 2MG             4MG 5MG          MFS(R) Investors   Objective: long-term       MFS Investment
                                     Growth Stock       growth of capital and      Management(R)
                                     Series - Service   future income. Invests
                                     Class              at least 80% of its
                                                        total assets in common
                                                        stocks and related
                                                        securities of companies
                                                        which MFS believes offer
                                                        better than average
                                                        prospects for long-term
                                                        growth.
------------------- ---------------- ------------------ -------------------------- -------------------------
1MD 2MD             4MD 5MD          MFS(R) New         Objective: capital         MFS Investment
                                     Discovery Series   appreciation. Invests      Management(R)
                                     -                  Service Class primarily
                                                        in equity securities of
                                                        emerging growth
                                                        companies.
------------------- ---------------- ------------------ -------------------------- -------------------------
1UT 2UT             4UT 5UT          MFS(R) Utilities   Objective: capital         MFS Investment
                                     Series - Service   growth and current         Management(R)
                                     Class              income. Invests
                                                        primarily in equity and
                                                        debt securities of
                                                        domestic and foreign
                                                        companies in the
                                                        utilities industry.
------------------- ---------------- ------------------ -------------------------- -------------------------

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98   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1PE 2PE             4PE 5PE          Pioneer Equity     Objective: current         Pioneer
                                     Income VCT         income and long-term
                                     Portfolio -        growth of capital from a
                                     Class II Shares    portfolio consisting
                                                        primarily of income
                                                        producing equity
                                                        securities of U.S.
                                                        corporations. Invests
                                                        primarily in common
                                                        stocks, preferred stocks
                                                        and interests in real
                                                        estate investment trusts
                                                        (REITs). Normally, the
                                                        portfolio invests at
                                                        least 80% of its total
                                                        assets in income
                                                        producing equity
                                                        securities. The
                                                        remainder of the
                                                        portfolio may be
                                                        invested in debt
                                                        securities, most of
                                                        which are expected to be
                                                        convertible into common
                                                        stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
1EU 2EU             4EU 5EU          Pioneer Europe     Objective: long-term       Pioneer
                                     VCT Portfolio -    growth of capital.
                                     Class II Shares    Invests primarily in
                                                        equity securities of
                                                        European issuers
                                                        including common stocks,
                                                        preferred stocks,
                                                        rights, depositary
                                                        receipts, warrants and
                                                        debt securities
                                                        convertible into common
                                                        stock. Normally, the
                                                        portfolio invests 80% of
                                                        its total assets in
                                                        equity securities of
                                                        European issuers. The
                                                        portfolio may also
                                                        purchase forward foreign
                                                        currency contracts in
                                                        connection with its
                                                        investments.
------------------- ---------------- ------------------ -------------------------- -------------------------
1HS 2HS             4HS 5HS          Putnam VT Health   Objective: capital         Putnam Investment
                                     Sciences Fund -    appreciation. The fund     Management, LLC
                                     Class IB Shares    seeks its goal by
                                                        investing at least 80%
                                                        of its net assets in
                                                        common stocks of U.S.
                                                        companies in the health
                                                        sciences industries,
                                                        with a focus on growth
                                                        stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
1PI 2PI             4PI 5PI          Putnam VT          Objective: capital         Putnam Investment
                                     International      appreciation. The fund     Management, LLC
                                     Growth Fund -      seeks its goal by
                                     Class IB Shares    investing mainly in
                                                        common stocks of
                                                        companies outside the
                                                        United States.
------------------- ---------------- ------------------ -------------------------- -------------------------
1VS 2VS             4VS 5VS          Putnam VT Vista    Objective: capital         Putnam Investment
                                     Fund - Class IB    appreciation. The fund     Management, LLC
                                     Shares             seeks its goal by
                                                        investing mainly in
                                                        common stocks of U.S.
                                                        companies with a focus
                                                        on growth stocks.
------------------- ---------------- ------------------ -------------------------- -------------------------
1SO 2SO             4SO 5SO          Strong             Objective: seeks capital   Strong Capital
                                     Opportunity Fund   growth. Invests            Management, Inc.
                                     II - Advisor       primarily in common
                                     Class              stocks of medium
                                                        capitalization companies
                                                        that the Fund's managers
                                                        believe are underpriced,
                                                        yet have attractive
                                                        growth prospects.
------------------- ---------------- ------------------ -------------------------- -------------------------

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99   AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

------------------- ---------------- ------------------ -------------------------- -------------------------
Subaccount for      Subaccount for   Investing In       Investment Objectives      Investment Adviser or
RAVA Advantage      RAVA Select                         and Policies               Manager
------------------- ---------------- ------------------ -------------------------- -------------------------
1IT 2IT             4IT 5IT          Wanger             Objective: long-term       Liberty Wanger Asset
                                     International      growth of capital.         Management, L.P.
                                     Small Cap          Invests primarily in
                                                        stocks of small- and
                                                        medium-size non-U.S.
                                                        companies with
                                                        capitalizations of less
                                                        than $2 billion.
------------------- ---------------- ------------------ -------------------------- -------------------------
1SP 2SP             4SP 5SP          Wanger U.S.        Objective: long-term       Liberty Wanger Asset
                                     Smaller            growth of capital.         Management, L.P.
                                     Companies          Invests primarily in
                                     (previously        stocks of small- and
                                     Wanger U.S.        medium-size U.S.
                                     Small              Cap) companies with
                                                        capitalizations of less
                                                        than $5 billion.
------------------- ---------------- ------------------ --------------------------  -------------------------

1AA 2AA             4AA 5AA          Wells Fargo VT     Objective: long-term total  Wells Fargo Funds
                                     Asset Allocation   return consistent with      Management, LLC,
                                     Fund               reasonable risk. Invests    adviser; Wells Capital
                                                        in equity and fixed-income  Management
                                                        securities in varying       Incorporated,
                                                        proportions, with           sub-adviser.
                                                        "neutral" target
                                                        allocation of 60% equity
                                                        securities and 40%
                                                        fixed-income securities.
                                                        The Fund invests its
                                                        equity portion of assets
                                                        in common stocks to
                                                        replicate the S&P 500
                                                        Index and its
                                                        fixed-income portion of
                                                        assets in U.S. Treasury
                                                        Bonds to replicate the
                                                        Lehman Brothers 20+
                                                        Treasury Index. The Fund
                                                        seeks to maintain a 95%
                                                        or better performance
                                                        correlation with the
                                                        respective indexes.
------------------- ---------------- ------------------ -------------------------- -------------------------
1WI 2WI             4WI 5WI          Wells Fargo VT     Objective: total return    Wells Fargo Funds
                                     International      with an emphasis on        Management, LLC,
                                     Equity Fund        long-term capital          adviser; Wells Capital
                                                        appreciation over the      Management
                                                        long-term. Invests         Incorporated,
                                                        primarily in equity        sub-adviser.
                                                        securities of non-U.S.
                                                        companies based in
                                                        developed foreign
                                                        countries or emerging
                                                        markets.

------------------- ---------------- ------------------ -------------------------- -------------------------
1SG 2SG             4SG 5SG          Wells Fargo VT     Objective: long-term       Wells Fargo Funds
                                     Small Cap Growth   capital appreciation.      Management, LLC,
                                     Fund               Invests primarily in       adviser; Wells Capital
                                                        common stocks issued by    Management
                                                        companies whose market     Incorporated,
                                                        capitalization falls       sub-adviser.
                                                        within the range of the
                                                        Russell 2000 Index,
                                                        which is considered a
                                                        small capitalization
                                                        index.
------------------- ---------------- ------------------ -------------------------- -------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any

--------------------------------------------------------------------------------
100 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------
expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o   the optional Maximum Anniversary Value Death Benefit Rider;(1)
o   the optional Enhanced Earnings Death Benefit Rider;(1)
o   the optional Enhanced Earnings Plus Death Benefit Rider;(1)
o   the fixed account and/or subaccounts in which you want to invest;
o   how you want to make purchase payments;
o   a beneficiary; and
o under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.

(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

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101  AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:
    $23.08 biweekly, or
    $50 per month

                                                   RAVA Advantage         RAVA Select
If paying by any other method:
    initial payment for qualified annuities           $ 1,000              $  2,000
    initial payment for nonqualified annuities          2,000                10,000
    for any additional payments                            50                    50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                   RAVA Advantage         RAVA Select
For the first year:
  up to age 85                                     $1,000,000              $999,999
  for ages 86 to 90                                   100,000               100,000

For each subsequent year:
  up to age 85                                        100,000               100,000
  for ages 86-90                                       50,000                50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

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102  AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
--------------------------------------------------------------------------------

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.  a partial surrender from the fixed account; or
2.  a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o   a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

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103  AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEP is only available on contracts purchased through a transfer or exchange.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon.

Surrender charge under RAVA Advantage:
For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.
--------------------------------------------------------------------------------
104 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   Seven-year schedule                                                      Ten-year schedule*
Years from purchase                     Surrender charge                  Years from purchase                     Surrender charge
  payment receipt                          percentage                       payment receipt                          percentage
         1                                     7%                                  1                                     8%
         2                                     7                                   2                                     8
         3                                     7                                   3                                     8
         4                                     6                                   4                                     7
         5                                     5                                   5                                     7
         6                                     4                                   6                                     6
         7                                     2                                   7                                     5
         Thereafter                            0                                   8                                     4
                                                                                   9                                     3
                                                                                  10                                     2
                                                                                  Thereafter                             0


Surrender charge under RAVA Select (except Texas):


For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

         Contract year     Surrender charge percentage
              1                         7%
              2                         7
              3                         7
              Thereafter                0

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105  AMERICAN EXPRESS  RETIREMENT  ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
     VARIABLE ANNUITY -- PROSPECTUS
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


Surrender charge under RAVA Select in Texas:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                       Surrender charge percentage
                                           (as a percentage of purchase payments surrendered)
                                                            in contract year
        Payments made in contract year       1          2           3          Thereafter
                   1                         8%         7%          6%              0%
                   2                                    8           7               0
                   3                                                8               0
                   Thereafter                                                       0

Partial surrenders under RAVA Advantage and RAVA Select

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          Amount requested              $1,000
         ------------------      or      ------  = $1,075.27
        1.00 - surrender charge           .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

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Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o   We received these payments:

    --    $10,000 July 1, 2002;
    --    $ 8,000 Dec. 31, 2007;
    --    $ 6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and
o   The prior anniversary July 1, 2011 contract value was $28,000.

Surrender charge           Explanation
     $  0                  $2,500 is contract earnings surrendered without charge; and
        0                  $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                           10% of $28,000 = $2,800 - $2,500 = $300
        0                  $10,000 July 1, 2002 payment was received eight or more years before surrender and is surrendered without surrender charge; and
      480                  $8,000 Dec. 31, 2007 payment is in its fourth year from receipt, surrendered with a 6%
                           surrender charge; and
      420                  $6,000 Feb. 20, 2010 payment is in its second year from receipt, surrendered with a 7%
                           surrender charge.
     ----
     $900

Waiver of surrender charges
We do not assess surrender charges under RAVA Advantage or RAVA Select for:

o   surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;
o   amounts we refund to you during the free look period*;
o   death benefits*; and
o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o   plus any purchase payment credits allocated to the fixed account;
o   plus interest credited;
o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
o   minus any prorated portion of the contract administrative charge;
o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


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Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;
o   any purchase payment credits allocated to the subaccounts;
o   transfers into or out of the subaccounts;
o   partial surrenders;
o   surrender charges;
o   a prorated portion of the contract administrative charge;
o a prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if selected);
o a prorated portion of the Enhanced Earnings Death Benefit Rider fee (if selected); and/or
o a prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;
o   dividends distributed to the subaccounts;
o   capital gains or losses of funds;
o   fund operating expenses; and/or
o   mortality and expense risk fees.

Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit* to your contract in the amount of:

o   1% of each purchase payment received:

    -- if you elect the ten-year surrender charge schedule for your contract;
       or
    -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

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Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                 Number
                                                                  Amount               Accumulation              of units
                                           Month                 invested               unit value               purchased
By investing an equal number
of dollars each month ...                   Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy                       Mar                     100                     17                       5.88
more units when the                         Apr                     100                     15                       6.67
per unit market price is low ...            May                     100                     16                       6.25
                                            June                    100                     18                       5.56
and fewer units                             July                    100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high.                       Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
Subject to availability, you can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

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TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;
o   requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.
o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance

Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge,") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:

o   payable to you;
o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;
o   bank account must be in the same ownership as your contract; and
o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;
    -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --  you are at least age 59 1/2;
    --  you are disabled as defined in the Code;
    -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;
o   purchase payments minus adjusted partial surrenders; or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or
o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:
                                    PS x DB
                                   ----------
                                       CV

               PS = the partial surrender  including any applicable  surrender charge.
               DB = the  death  benefit  on the  date  of (but  prior  to) the partial surrender.
               CV = the  contract  value  on the  date of (but  prior  to) the partial surrender.

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Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

      We calculate the death benefit on March 1, 2008 as follows:
      The contract value on the most recent sixth contract anniversary:  $30,000
      plus purchase payments made since that anniversary:                      0
      minus "adjusted partial surrenders" taken since that anniversary calculated as:

      $1,500 X $30,000
      ---------------- =                                                  -1,607
          $28,000                                                        -------

      for a death benefit of:                                            $28,393

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.
o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
    70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
    70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and
     o    payouts begin no later than one year following the year of your death;
          and
     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000
         plus purchase payments made since that anniversary:                 +0
         minus adjusted partial surrenders, calculated as:

         $1,500 X $24,000
         ----------------  =                                             -1,636
              $22,000                                                   -------

         for a death benefit of:                                        $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at

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the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example of the Enhanced Earnings Death Benefit

o You purchase the contract with a payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.
o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                               $110,000
      plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):

         0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                        --------
      Total death benefit of:                                           $114,000

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o   On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
    Jan. 1, 2004 equals:

     MAV death benefit (MAV):                                           $110,000
     plus the EEB benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                        --------
     Total death benefit of:                                            $114,000

o On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial surrenders):

                     ($50,000 X $110,000)
         $110,000 -  --------------------  =                             $57,619
                         $105,000
      plus the EEB benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                         -------
      Total death benefit of:                                            $58,667

o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.
o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                               $200,000
      plus the EEB (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                        --------
      Total death benefit of:                                           $255,000

o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value):                               $250,000
      plus the EEB (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         0.40 X 2.50 X ($55,000) =                                       +55,000
                                                                        --------
      Total death benefit of:                                           $305,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                               $250,000
         plus the EEB benefit which equals 40% of earnings
         at death (the standard death benefit minus payments not
         previously surrendered):
         0.40 X ($250,000 - $105,000) =                                  +58,000
                                                                        --------
      Total death benefit of:                                           $308,000

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If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEB rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.
o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                         Percentage if you and the annuitant are      Percentage if you or the annuitant are
Contract year            under age 70 on the rider effective date    70 or older on the rider effective date
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                If you and the annuitant are under age 70     If you or the annuitant are age 70
Contract year   on the rider effective date, add...           or older on the rider effective date, add...
     1          Zero                                          Zero
     2          40% X earnings at death (see above)           15% X earnings at death
 3 & 4          40% X (earnings at death + 25% of exchange    15% X (earnings at death + 25% of exchange purchase payment*)
                        purchase payment*)
    5+          40% X (earnings at death + 50% of exchange    15% X (earnings at death + 50% of exchange purchase payment*)
                        purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

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Terminating the EEP

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o   The rider will terminate in the case of an ownership change.
o The rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.


Example of the Enhanced Earnings Plus Death Benefit

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.
o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.
o On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2003 equals:

      MAV death benefit (contract value):                               $110,000
      plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus purchase payments not previously surrendered):
         0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                        --------
      Total death benefit of:                                           $114,000

o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

      MAV death benefit (MAV):                                          $110,000
      plus the EEP Part I benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                   +4,000
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 X $100,000 =                                               +10,000
                                                                        --------
      Total death benefit of:                                           $124,000

o On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:

      MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 -  ($50,000 X $110,000)
                     --------------------  =                             $57,619
                         $105,000
      plus the EEP Part I benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                     +1,048
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 X $55,000 =                                                 +5,500
                                                                        --------
      Total death benefit of:                                            $64,167

o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

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o   On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

      MAV death benefit (contract value):                               $200,000
      plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 X (2.50 X $55,000) =                                        +55,000
      plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at
        issue and not previously surrendered: 0.20 X $55,000 =           +11,000
                                                                        --------
      Total death benefit of:                                           $266,000

o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2011 equals:

      MAV death benefit (contract value):                               $250,000
      plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 X (2.50 X $55,000)=                                         +55,000
      plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
         issue and not previously surrendered: 0.20 X $55,000 =          +11,000
                                                                        --------
      Total death benefit of:                                           $316,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                               $250,000
      plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 X ($250,000 - $105,000) =                                  +58,000
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified
         at issue and not previously surrendered: 0.20 X $55,000 =       +11,000
                                                                        --------
      Total death benefit of:                                           $319,000


     If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit (or the MAV death benefit, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

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The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;
o   the annuitant's age and, in most cases, sex;
o   the annuity table in the contract; and
o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges-- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

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Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;
o   because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
o   the payout is a minimum distribution required under the Code; or
o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


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Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by
o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;
o   the existing funds become unavailable; or
o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;
o   combine any two or more subaccounts;
o   make additional subaccounts investing in additional funds;
o   transfer assets to and from the subaccounts or the variable account; and
o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than ___ supervisory offices, more than ____ branch offices and more than ____ advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

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LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, and action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

Table of Contents of the Statement of Additional Information


Performance Information                  p.

Calculating Annuity Payouts              p.

Rating Agencies                          p.

Principal Underwriter                    p.

Independent Auditors                     p.


Financial Statements


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--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


                                                                 S-6406 E (9/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)

                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT

                       ADVISOR SELECT(SM) VARIABLE ANNUITY

                          IDS Life Variable Account 10


                                 ________, 2002



IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Table of Contents


Performance Information                                               p.
Calculating Annuity Payouts                                           p.
Rating Agencies                                                       p.
Principal Underwriter                                                 p.
Independent Auditors                                                  p.

Financial Statements

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                              P(1 + T)n = ERV

    where:    P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000
                  payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2001

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount   Investing in:                                   1 year  commencement        1 year     5 years   10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (23.66%)   (11.34%)        (23.66%)        --%       --%    (11.34%)
BD1           Bond Fund (9/99; 10/81)                          (1.64)      1.58           (1.64)       2.13      5.61       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (25.13)    (14.08)         (25.13)       2.36      5.10      10.41
CM1           Cash Management Fund (9/99; 10/81)               (5.23)     (0.08)          (5.23)       2.06      2.74       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)      (6.68)     (2.20)          (6.68)         --        --      (2.20)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.92)    (22.09)          (9.92)         --        --     (22.09)
ES1           Equity Select Fund (5/01; 5/01)                     --      (9.29)(c)          --          --        --      (9.29)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (4.10)     (6.05)          (4.10)      (1.01)       --       0.09
FI1           Federal Income Fund (9/99; 9/99)                 (2.82)      1.69           (2.82)         --        --       1.69
GB1           Global Bond Fund (9/99; 5/96)                    (7.40)     (2.57)          (7.40)      (0.54)       --       0.87
GR1           Growth Fund (9/99; 9/99)                        (36.83)    (20.08)         (36.83)         --        --      20.08)
IE1           International Fund (9/99; 1/92)                 (34.77)    (18.89)         (34.77)      (4.22)       --       2.10
MF1           Managed Fund (9/99; 4/86)                       (18.28)     (6.15)         (18.28)       4.00      7.07       8.55
ND1           New Dimensions Fund(R) (9/99; 5/96)             (23.85)     (8.10)         (23.85)       7.17        --       8.40
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (1.63)(c)          --          --        --       1.63)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.99)    (18.34)         (19.99)         --        --     (18.34)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (14.58)     (0.55)         (14.58)         --        --      (0.55)
ST1           Stock Fund (8/01; 8/01)                             --     (10.93)(c)          --          --        --     (10.93)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.61)    (11.90)         (38.61)      (1.34)       --       4.93
            AIM V.I.
1AC           Capital Appreciation Fund, Series II
              (8/01;5/93)(e)                                      --     (10.39)(c)      (29.90)       3.17        --       9.90
1AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                     --     (10.12)(c)      (16.01)         --        --       1.68
            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                 --     (10.18)(c)          --          --        --       9.50)(d)
1AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(g)                                     --     (11.22)(c)       (8.47)      11.97     13.08      12.11
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (14.43)(c)      (35.22)       1.82        --       3.64
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (4.64)(c)        3.19        9.18        --      10.29
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.82)    (11.78)          14.82)       4.39      7.05       7.68
            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(i)                                     --     (12.50)(c)      (20.49)         --        --       1.21

            FIDELITY(R) VIP
1FG           Growth & Income Portfolio Service
                Class 2  (8/01; 12/96)(j)                         --      (8.02)(c)      (16.84)       7.25        --       7.25
1FM           Mid Cap Portfolio Service Class 2
                (8/01; 12/98)(j)                                  --      (4.52)(c)      (11.83)         --        --      22.15
1FO           Overseas Portfolio Service Class 2
                (8/01; 1/87)(j)                                   --     (12.75)(c)      (27.95)      (0.20)     4.10       4.49

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death  Benefit  Riders and the Ten-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount   Investing in:                                   1 year  commencement        1 year     5 years   10 years  commencement
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(k)                                  (1.45%)    10.48%          (1.45%)      3.13%     9.71%      8.57%
1SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(k)                    4.11      11.40            4.11          --        --      (0.14)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(k)                            --     (11.18)(c)       (2.21)       7.48        --       7.88
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund
              (9/99; 2/98)(l)                                 (19.51)     (9.27)         (19.51)         --        --       0.04
1MC           Mid Cap Value Fund (9/99; 5/98)                   2.40      11.60            2.40          --        --       3.08
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --     (13.00)(c)      (37.02)         --        --       2.71
1FS           Financial Services Fund (8/01; 9/99)                --     (11.13)(c)      (17.64)         --        --       5.36
1TC           Technology Fund (8/01; 5/97)                        --     (17.70)(c)      (50.41)         --        --       7.16
1TL           Telecommunications Fund (8/01; 9/99)                --     (23.55)(c)      (57.86)         --        --     (26.39)
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(m)                          (42.64)    (43.79)         (42.64)         --        --     (39.62)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(m)                          (29.98)    (30.16)         (29.98)       7.21        --      11.71
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                    (30.56)    (16.47)         (30.56)         --        --      (5.36)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(n)                   (31.26)    (25.50)         (31.26)         --        --      (4.72)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(n)                   (13.42)    (12.44)         (13.42)         --        --      11.40
1UT           Utilities Series - Service Class
              (8/01; 1/95)(n)                                     --     (17.50)(c)      (30.79)       7.86        --      12.34
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(o)                     --     (10.05)(c)      (15.14)       9.49        --      12.43
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(p)                    --     (10.77)(c)      (30.37)         --        --      (8.55)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(q)                     --     (10.38)(c)      (26.63)         --        --       1.02
1PI           Putnam VT International Growth
              Fund - Class IB Shares (8/01; 1/97)(r)              --     (11.86)(c)      (27.41)         --        --       6.89
1VS           Putnam VT Vista Fund - Class IB
              Shares (9/99; 1/97)(r)                          (39.16)    (10.25)         (39.16)         --        --       4.72
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
              Class (8/01; 5/92)(s)                               --      (9.13)(c)      (12.41)      11.57        --      14.45

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount   Investing in:                                   1 year  commencement        1 year     5 years   10 years  commencement
            WANGER
1IT           International Small Cap (9/99; 5/95)            (27.91%)   (10.58%)        (27.91%)      5.34%       --%     13.48%
1SP           U.S. Smaller Companies (9/99; 5/95)               1.74       2.62            1.74        9.83        --      16.21
              (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --     (11.71)(c)      (14.97)       6.55        --       9.23
1WI           International Equity Fund (5/01; 7/00)              --     (17.82)(c)      (23.29)         --        --     (22.65)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --     (13.81)(c)      (30.83)      (4.46)       --       2.93

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund)

(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2001
                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount   Investing in:                                   1 year  commencement        1 year     5 years   10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (22.93%)   (10.96%)        (22.93%)        --%       --%    (10.96%)
BD1           Bond Fund (9/99; 10/81)                          (0.68)      2.00           (0.68)       2.49      5.73       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (24.43)    (13.72)         (24.43)       2.72      5.22      10.41
CM1           Cash Management Fund (9/99; 10/81)               (4.30)      0.34           (4.30)       2.43      2.90       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)      (5.77)     (1.78)          (5.77)         --        --      (1.78)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.05)    (21.64)          (9.05)         --        --     (21.64)
ES1           Equity Select Fund (5/01; 5/01)                     --      (8.41)(c)          --          --        --      (8.41)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (3.16)     (5.65)          (3.16)      (0.64)       --       0.42
FI1           Federal Income Fund (9/99; 9/99)                 (1.88)      2.12           (1.88)         --        --       2.12
GB1           Global Bond Fund (9/99; 5/96)                    (6.50)     (2.16)          (6.50)      (0.16)       --       1.20
GR1           Growth Fund (9/99; 9/99)                        (36.26)    (19.74)         (36.26)         --        --     (19.74)
IE1           International Fund (9/99; 1/92)                 (34.17)    (18.55)         (34.17)      (3.87)       --       2.27
MF1           Managed Fund (9/99; 4/86)                       (17.50)     (5.75)         (17.50)       4.34      7.18       8.55
ND1           New Dimensions Fund(R) (9/99; 5/96)             (23.13)     (7.71)         (23.13)       7.47        --       8.64
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (0.67)(c)          --          --        --      (0.67)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.23)    (17.87)         (19.23)         --        --     (17.87)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (13.76)     (0.13)         (13.76)         --        --      (0.13)
ST1           Stock Fund (8/01; 8/01)                             --     (10.07)(c)          --          --        --     (10.07)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.06)    (11.53)         (38.06)      (0.98)       --       5.06
            AIM V.I.
1AC           Capital Appreciation Fund, Series II
              (8/01; 5/93)(e)                                     --      (9.53)(c)      (29.25)       3.52        --      10.07
1AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                     --      (9.25)(c)      (15.21)         --        --       1.94
            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                 --      (9.31)(c)          --          --        --      (8.63)(d)
1AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(g)                                     --     (10.37)(c)       (7.58)      12.22     13.14      12.11
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (13.61)(c)      (34.62)       2.19        --       4.04
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (3.71)(c)        4.19        9.46        --      10.51
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.01)    (11.28)         (14.01)       4.73      7.16       7.68
            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(i)                                     --     (11.66)(c)      (19.73)         --        --       1.46

            FIDELITY(R) VIP
1FG           Growth & Income Portfolio  Service
              Class 2  (8/01; 12/96)(j)                           --      (7.13)(c)      (16.04)       7.55        --       7.55
1FM           Mid Cap Portfolio  Service Class 2
              (8/01; 12/98)(j)                                    --      (3.59)(c)      (10.98)         --        --      22.37
1FO           Overseas Portfolio  Service Class 2
              (8/01; 1/87)(j)                                     --     (11.91)(c)      (27.28)       0.17      4.23       4.49

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)
                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount   Investing in:                                   1 year  commencement        1 year     5 years   10 years  commencement
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(k)                                  (0.48%)    10.86%          (0.48%)      3.48%     9.80%      8.57%
1SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(k)                    5.11      11.78            5.11          --        --       0.12
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(k)                            --     (10.33)(c)       (1.26)       7.78        --       8.16
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)       (18.74)     (8.88)         (18.74)         --        --       0.29
1MC           Mid Cap Value Fund (9/99; 5/98)                   3.40      11.98            3.40          --        --       3.34
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --     (12.17)(c)      (36.44)         --        --`      3.13
1FS           Financial Services Fund (8/01; 9/99)                --     (10.27)(c)      (16.85)         --        --       5.77
1TC           Technology Fund (8/01; 5/97)                        --     (16.91)(c)      (49.98)         --        --       7.50
1TL           Telecommunications Fund (8/01; 9/99)                --     (22.83)(c)      (57.51)         --        --     (26.07)
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(m)                          (42.12)    (43.47)         (42.12)         --        --     (39.35)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(m)                          (29.33)    (29.76)         (29.33)       7.51        --      11.96
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                    (29.91)    (16.11)          29.91)         --        --      (5.09)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(n)                   (30.62)    (25.08)         (30.62)         --        --      (4.38)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(n)                   (12.59)    (11.93)         (12.59)         --        --      11.61
1UT           Utilities Series - Service Class
              (8/01; 1/95)(n)                                     --     (16.72)(c)      (30.14)       8.16        --      12.55
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(o)                     --      (9.18)(c)      (14.33)       9.77        --      12.65
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(p)                    --      (9.91)(c)      (29.72)         --        --      (8.28)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(q)                     --      (9.51)(c)      (25.94)         --        --       1.28
1PI           Putnam VT International Growth
              Fund - Class IB Shares (8/01; 1/97)(r)              --     (11.01)(c)      (26.73)         --        --       7.20
1VS           Putnam VT Vista Fund - Class IB
              Shares (9/99; 1/97)(r)                          (38.61)     (9.86)         (38.61)         --        --       5.05
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
              Class (8/01; 5/92)(s)                               --      (8.26)(c)      (11.57)      11.82        --      14.52

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
            WANGER
1IT           International Small Cap (9/99; 5/95)        (27.24%)   (10.20%)     (27.24%)      5.67%       --%         13.70%
1SP           U.S. Smaller Companies (9/99; 5/95)           2.74       3.04         2.74       10.10        --          16.40
              (previously Wanger U.S. Small Cap)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)           --     (10.86)(c)   (14.15)       6.86        --           9.51
1WI           International Equity Fund (5/01; 7/00)          --     (17.04)(c)   (22.57)         --        --         (22.15)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)           --     (12.99)(c)   (30.19)      (4.11)       --           3.31

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (17.89%)    (8.38%)        (17.89%)        --%       --%     (8.38%)
BD1           Bond Fund (9/99; 10/81)                           6.05       4.92            6.05        3.39      5.73       8.63
CR1           Capital Resource Fund (9/99; 10/81)             (19.49)    (11.21)         (19.49)       3.60      5.22      10.41
CM1           Cash Management Fund (9/99; 10/81)                2.15       3.22            2.15        3.32      2.90       4.78
DE1           Diversified Equity Income Fund (9/99; 9/99)       0.57       1.06            0.57          --        --       1.06
EM1           Emerging Markets Fund (5/00; 5/00)               (2.95)    (18.54)          (2.95)         --        --     (18.54)
ES1           Equity Select Fund (5/01; 5/01)                     --      (2.27)(c)          --          --        --      (2.27)(d)
EI1           Extra Income Fund (9/99; 5/96)                    3.37      (2.92)           3.37        0.28        --       1.06
FI1           Federal Income Fund (9/99; 9/99)                  4.76       5.03            4.76          --        --       5.03
GB1           Global Bond Fund (9/99; 5/96)                    (0.22)      0.65           (0.22)       0.76        --       1.86
GR1           Growth Fund (9/99; 9/99)                        (32.21)    (17.39)         (32.21)         --        --     (17.39)
IE1           International Fund (9/99; 1/92)                 (29.96)    (16.20)         (29.96)      (3.03)       --       2.27
MF1           Managed Fund (9/99; 4/86)                       (12.04)     (3.02)         (12.04)       5.17      7.18       8.55
ND1           New Dimensions Fund(R) (9/99; 5/96)             (18.10)     (5.03)         (18.10)       8.21        --       9.12
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --       6.06(c)           --          --        --       6.06(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (13.90)    (14.65)         (13.90)         --        --     (14.65)
SC1           Small Cap Advantage Fund (9/99; 9/99)            (8.03)      2.79           (8.03)         --        --       2.79
ST1           Stock Fund (8/01; 8/01)                             --      (4.05)(c)          --          --        --      (4.05)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (34.15)     (8.94)         (34.15)      (0.13)       --       5.06
            AIM V.I.
1AC           Capital Appreciation Fund, Series II
              (8/01; 5/93)(e)                                     --      (3.47)(c)      (24.68)       4.38       --       10.07
1AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                     --      (3.17)(c)       (9.58)         --        --       3.46
            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                 --      (3.24)(c)          --          --        --      (2.51)(d)
1AL           Growth and Income Portfolio (Class B  )
              (8/01; 1/91)(g)                                     --      (4.37)(c)       (1.38)      12.84     13.14      12.11
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --      (7.86)(c)      (30.45)       3.08        --       4.04
1AV           VP Value, Class II (8/01; 5/96)(h)                  --       2.78(c)        11.19       10.15        --      10.95
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)           (8.29)     (7.77)          (8.29)       5.55      7.16       7.68
            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(i)                                     --      (5.77)(c)      (14.44)         --        --       2.93

            FIDELITY(R) VIP
1FG           Growth & Income Portfolio Service
              Class 2  (8/01; 12/96)(j)                           --      (0.89)(c)      (10.48)       8.29        --       8.29
1FM           Mid Cap Portfolio Service Class 2
              (8/01; 12/98)(j)                                    --       2.91(c)        (5.04)         --        --      23.69
1FO           Overseas Portfolio Service Class 2
              (8/01; 1/87)(j)                                     --      (6.04)(c)      (22.55)       1.06      4.23       4.49

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)


                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(k)                                   6.26%     13.49%           6.26%       4.34%     9.80%      8.57%
1SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(k)                   12.11      14.38           12.11          --        --       1.64
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(k)                            --      (4.33)(c)        5.42        8.51        --       8.72
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)       (13.38)     (6.24)         (13.38)         --        --       1.71
1MC           Mid Cap Value Fund (9/99; 5/98)                  10.40      14.58           10.40          --        --       4.80
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                          --      (6.31)(c)      (32.41)         --        --       4.14
1FS           Financial Services Fund (8/01; 9/99)                --      (4.27)(c)      (11.35)         --        --       8.58
1TC           Technology Fund (8/01; 5/97)                        --     (11.41)(c)      (46.97)         --        --       8.32
1TL           Telecommunications Fund (8/01; 9/99)                --     (17.77)(c)      (55.07)         --        --     (23.89)
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(m)                          (38.52)    (41.30)         (38.52)         --        --     (37.49)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(m)                          (24.76)    (27.03)         (24.76)       8.25        --      11.96
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                    (25.39)    (13.69)         (25.39)         --        --      (3.49)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(n)                   (26.15)    (22.16)         (26.15)         --        --      (2.07)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(n)                    (6.76)     (8.45)          (6.76)         --        --      12.81
1UT           Utilities Series - Service Class
              (8/01; 1/95)(n)                                     --     (11.20)(c)      (25.64)       8.88        --      12.69
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(o)                     --      (3.10)(c)       (8.63)      10.45        --      12.80
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(p)                    --      (3.88)(c)      (25.18)         --        --      (6.65)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(q)                     --      (3.46)(c)      (21.12)         --        --       2.81
1PI           Putnam VT International Growth
              Fund - Class IB Shares (8/01; 1/97)(r)              --      (5.06)(c)      (21.97)         --        --       7.94
1VS           Putnam VT Vista Fund - Class IB
              Shares (9/99; 1/97)(r)                          (34.74)     (7.21)         (34.74)         --        --       5.86
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
              Class (8/01; 5/92)(s)                               --      (2.10)(c)       (5.66)      12.45        --      14.52

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage (Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            WANGER
1IT           International Small Cap (9/99; 5/95)            (22.51%)    (7.60%)        (22.51%)      6.46%       --%     13.84%
1SP           U.S. Smaller Companies (9/99; 5/95)               9.72       5.92            9.72       10.78        --      16.53
              (previously Wanger U.S. Small Cap)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --      (4.90)(c)       (8.44)       7.62        --       9.51
1WI           International Equity Fund (5/01; 7/00)              --     (11.55)(c)      (17.49)         --        --     (18.71)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --      (7.19)(c)      (25.69)      (3.26)       --       3.55

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(b)        (23.15%)   (10.81%)        (23.15%)        --%       --%    (10.81%)
BD1           Bond Fund (9/99; 10/81)                          (1.13)      2.15           (1.13)       2.71      6.17       9.18
CR1           Capital Resource Fund (9/99; 10/81)             (24.63)    (13.56)         (24.63)       2.94      5.65      10.96
CM1           Cash Management Fund (9/99; 10/81)               (4.72)      0.44           (4.72)       2.64      3.30       5.33
DE1           Diversified Equity Income Fund (9/99; 9/99)      (6.17)     (1.67)          (6.17)         --        --      (1.67)
EM1           Emerging Markets Fund (5/00; 5/00)               (9.41)    (21.57)          (9.41)         --        --     (21.57)
ES1           Equity Select Fund (5/01; 5/01)                     --      (8.78)(c)          --          --        --      (8.78)(d)
EI1           Extra Income Fund (9/99; 5/96)                   (3.59)     (5.52)          (3.59)      (0.48)       --       0.63
FI1           Federal Income Fund (9/99; 9/99)                 (2.32)      2.26           (2.32)         --        --       2.26
GB1           Global Bond Fund (9/99; 5/96)                    (6.89)     (2.04)          (6.89)       0.00        --       1.44
GR1           Growth Fund (9/99; 9/99)                        (36.33)    (19.55)         (36.33)         --        --     (19.55)
IE1           International Fund (9/99; 1/92)                 (34.26)    (18.37)         (34.26)      (3.68)       --       2.66
MF1           Managed Fund (9/99; 4/86)                       (17.77)     (5.62)         (17.77)       4.57      7.63        .10
ND1           New Dimensions Fund(R) (9/99; 5/96)             (23.35)     (7.58)         (23.35)       7.74        --       8.97
SV1           Partners Small Cap Value Fund (8/01; 8/01)          --      (1.12)(c)          --          --        --      (1.12)(d)
IV1           S&P 500 Index Fund (5/00; 5/00)                 (19.48)    (17.82)         (19.48)         --        --     (17.82)
SC1           Small Cap Advantage Fund (9/99; 9/99)           (14.08)     (0.03)         (14.08)         --        --      (0.03)
ST1           Stock Fund (8/01; 8/01)                             --     (10.42)(c)          --          --        --     (10.42)(d)
SA1           Strategy Aggressive Fund (9/99; 1/92)           (38.11)    (11.37)         (38.11)      (0.80)       --       5.48
            AIM V.I.
1AC           Capital Appreciation Fund, Series II
              (8/01; 5/93)(e)                                     --      (9.89)(c)      (29.40)       3.75        --      10.46
1AD           Capital Development Fund, Series II
              (8/01; 5/98)(e)                                     --      (9.61)(c)      (15.50)         --        --       2.25
            ALLIANCE VP
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(f)                 --      (9.67)(c)          --          --        --      (9.00)(d)
1AL           Growth and Income Portfolio (Class B)
              (8/01; 1/91)(g)                                     --     (10.72)(c)       (7.96)      12.53     13.63      12.66
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(h)          --     (13.93)(c)      (34.71)       2.39        --       4.20
1AV           VP Value, Class II (8/01; 5/96)(h)                  --      (4.13)(c)        3.74        9.75        --      10.85
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)          (14.32)    (11.26)         (14.32)       4.97      7.61       8.23
            EVERGREEN VA
1CG           Capital Growth Fund, Class L Shares
              (8/01; 3/98)(i)                                     --     (12.00)(c)      (19.98)         --        --       1.78

            FIDELITY(R) VIP
1FG           Growth & Income Portfolio  Service
              Class 2  (8/01; 12/96)(j)                           --      (7.51)(c)      (16.33)       7.82        --       7.82
1FM           Mid Cap Portfolio Service Class 2
              (8/01; 12/98)(j)                                    --      (4.02)(c)      (11.33)         --        --      22.72
1FO           Overseas Portfolio Service Class 2
              (8/01; 1/87)(j)                                     --     (12.25)(c)      (27.44)       0.34      4.65       5.04

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)


                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2
              (9/99; 1/89)(k)                                   (0.94%)    11.05%          (0.94%)      3.71%    10.26%      9.12%
1SI           Franklin Small Cap Value Securities
              Fund - Class 2 (9/99; 5/98)(k)                     4.66      11.97            4.66          --        --       0.40
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(k)                             --     (10.68)(c)       (1.71)       8.05        --       8.45
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)        (19.00)     (8.74)         (19.00)         --        --       0.58
1MC           Mid Cap Value Fund (9/99; 5/98)                    2.95      12.17            2.95          --        --       3.66
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                           --     (12.50)(c)      (36.51)         --        --       3.28
1FS           Financial Services Fund (8/01; 9/99)                 --     (10.62)(c)      (17.13)         --        --       5.94
1TC           Technology Fund (8/01; 5/97)                         --     (17.19)(c)      (49.90)         --        --       7.73
1TL           Telecommunications Fund (8/01; 9/99)                 --     (23.04)(c)      (57.36)         --        --     (25.86)
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service
              Shares (5/00; 1/00)(m)                           (42.13)    (43.27)         (42.13)         --        --     (39.10)
1IG           International Growth Portfolio: Service
              Shares (5/00; 5/94)(m)                           (29.48)    (29.64)         (29.48)       7.78        --      12.27
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio
              (9/99; 9/98)                                     (30.05)    (15.94)         (30.05)         --        --     (4.82)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(n)                    (30.75)    (24.98)         (30.75)         --        --      (4.19)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(n)                    (12.91)    (11.92)         (12.91)         --        --      11.97
1UT           Utilities Series - Service Class
              (8/01; 1/95)(n)                                      --     (17.00)(c)      (30.28)       8.43        --      12.90
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(o)                      --      (9.55)(c)      (14.64)      10.06        --      12.99
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(p)                     --     (10.27)(c)      (29.86)         --        --      (8.02)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(q)                      --      (9.87)(c)      (26.12)         --        --       1.58
1PI           Putnam VT International Growth
              Fund - Class IB Shares (8/01; 1/97)(r)               --     (11.35)(c)      (26.91)         --        --       7.46
1VS           Putnam VT Vista Fund - Class IB
              Shares (9/99; 1/97)(r)                           (38.65)     (9.72)         (38.65)         --        --       5.29
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor
              Class (8/01; 5/92)(s)                                --      (8.63)(c)      (11.90)      12.13        --      15.01

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount  Investing in:                                    1 year  commencement        1 year     5 years   10 years  commencement
            WANGER
1IT           International Small Cap (9/99; 5/95)            (27.41%)   (10.05%)        (27.41%)      5.92%       --%     14.04%
1SP           U.S. Smaller Companies (9/99; 5/95)               2.27       3.19            2.27       10.40        --      16.77
              (previously Wanger U.S. Small Cap)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(t)               --     (11.20)(c)      (14.46)       7.12        --       9.79
1WI           International Equity Fund (5/01; 7/00)              --     (17.32)(c)      (22.79)         --        --     (22.13)
1SG           Small Cap Growth Fund (5/01; 5/95)(u)               --     (13.31)(c)      (30.33)      (3.92)       --       3.50

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount Investing in:                                     1 year  commencement        1 year     5 years   10 years  commencement
           AXP(R) VARIABLE PORTFOLIO -
BC1          Blue Chip Advantage Fund (9/99; 9/99)(b)         (22.42%)   (10.43%)     (22.42%)        --%        --%      (10.43%)
BD1          Bond Fund (9/99; 10/81)                           (0.17)      2.57        (0.17)       3.06       6.28         9.18
CR1          Capital Resource Fund (9/99; 10/81)              (23.92)    (13.19)      (23.92)       3.29       5.77        10.96
CM1          Cash Management Fund (9/99; 10/81)                (3.79)      0.87        (3.79)       3.00       3.45         5.33
DE1          Diversified Equity Income Fund (9/99; 9/99)       (5.26)     (1.25)       (5.26)         --         --        (1.25)
EM1          Emerging Markets Fund (5/00; 5/00)                (8.53)    (21.12)       (8.53)         --         --       (21.12)
ES1          Equity Select Fund (5/01; 5/01)                      --      (7.90)(c)       --          --         --        (7.90)(d)
EI1          Extra Income Fund (9/99; 5/96)                    (2.65)     (5.12)       (2.65)      (0.09)        --         0.96
FI1          Federal Income Fund (9/99; 9/99)                  (1.37)      2.69        (1.37)         --         --         2.69
GB1          Global Bond Fund (9/99; 5/96)                     (5.99)     (1.63)       (5.99)       0.38         --         1.77
GR1          Growth Fund (9/99; 9/99)                         (35.74)    (19.20)      (35.74)         --         --       (19.20)
IE1          International Fund (9/99; 1/92)                  (33.65)    (18.02)      (33.65)      (3.33)        --         2.82
MF1          Managed Fund (9/99; 4/86)                        (16.99)     (5.22)      (16.99)       4.90       7.73         9.10
ND1          New Dimensions Fund(R) (9/99; 5/96)              (22.62)     (7.18)      (22.62)       8.03         --         9.21
SV1          Partners Small Cap Value Fund (8/01; 8/01)           --      (0.16)(c)       --          --         --        (0.16)(d)
IV1          S&P 500 Index Fund (5/00; 5/00)                  (18.72)    (17.35)      (18.72)         --         --       (17.35)
SC1          Small Cap Advantage Fund (9/99; 9/99)            (13.25)      0.40       (13.25)         --         --         0.40
ST1          Stock Fund (8/01; 8/01)                              --      (9.55)(c)       --          --         --        (9.55)(d)
SA1          Strategy Aggressive Fund (9/99; 1/92)            (37.54)    (10.99)      (37.54)      (0.44)        --         5.61
           AIM V.I.
1AC          Capital Appreciation Fund, Series II
             (8/01; 5/93)(e)                                      --      (9.02)(c)   (28.74)       4.09         --        10.62
1AD          Capital Development Fund, Series II
             (8/01; 5/98)(e)                                      --      (8.74)(c)   (14.70)         --         --         2.51
           ALLIANCE VP
1AB          AllianceBernstein International Value
             Portfolio (Class B) (8/01; 5/01)(f)                  --      (8.80)(c)       --          --         --        (8.12)(d)
1AL          Growth and Income Portfolio (Class B)
             (8/01; 1/91)(g)                                      --      (9.86)(c)    (7.07)      12.78      13.69        12.66
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI          VP International, Class II (8/01; 5/94)(h)           --     (13.10)(c)   (34.11)       2.75         --         4.59
1AV          VP Value, Class II (8/01; 5/96)(h)                   --      (3.20)(c)     4.74       10.02         --        11.07
           CALVERT VARIABLE SERIES, INC.
1SR          Social Balanced Portfolio (5/00; 9/86)           (13.50)    (10.75)      (13.50)       5.29       7.71         8.23
           EVERGREEN VA
1CG          Capital Growth Fund, Class L Shares
             (8/01; 3/98)(i)                                      --     (11.15)(c)   (19.22)         --         --         2.03

           FIDELITY(R) VIP
1FG          Growth & Income Portfolio Service
             Class 2  (8/01; 12/96)(j)                            --      (6.62)(c)   (15.53)       8.11         --         8.11
1FM          Mid Cap Portfolio Service Class 2
             (8/01; 12/98)(j)                                     --      (3.08)(c)   (10.47)         --         --        22.94
1FO          Overseas Portfolio Service Class 2
             (8/01; 1/87)(j)                                      --     (11.40)(c)   (26.76)       0.71       4.78         5.04

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount Investing in:                                     1 year  commencement        1 year     5 years   10 years  commencement
           FTVIPT
1RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(k)                                     0.03%      11.43%       0.03%       4.05%     10.35%        9.12%
1SI          Franklin Small Cap Value Securities
             Fund - Class 2 (9/99; 5/98)(k)                      5.66       12.35        5.66          --         --         0.66
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
1MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(k)                              --       (9.82)(c)   (0.75)       8.35         --         8.73
           GOLDMAN SACHS VIT
1UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (18.23)      (8.35)     (18.23)         --         --         0.82
1MC          Mid Cap Value Fund (9/99; 5/98)                     3.95       12.55        3.95          --         --         3.91
           INVESCO VIF
1ID          Dynamics Fund (8/01; 8/97)                            --      (11.65)(c)  (35.93)         --         --         3.69
1FS          Financial Services Fund (8/01; 9/99)                  --       (9.76)(c)  (16.34)         --         --         6.34
1TC          Technology Fund (8/01; 5/97)                          --      (16.40)(c)  (49.47)         --         --         8.06
1TL          Telecommunications Fund (8/01; 9/99)                  --      (22.32)(c)  (57.00)         --         --       (25.54)
           JANUS ASPEN SERIES
1GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)                            (41.61)     (42.95)     (41.61)         --         --       (38.82)
1IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)                            (28.82)     (29.24)     (28.82)       8.07         --        12.51
           LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio
             (9/99; 9/98)                                      (29.40)     (15.58)     (29.40)         --         --        (4.55)
           MFS(R)
1MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(n)                     (30.11)     (24.55)     (30.11)         --         --        (3.85)
1MD          New Discovery Series - Service Class
             (5/00; 5/98)(n)                                   (12.07)     (11.41)     (12.07)         --         --        12.17
1UT          Utilities Series - Service Class (8/01; 1/95)(n)      --      (16.20)(c)  (29.63)       8.72         --        13.11
           PIONEER VCT
1PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(o)                       --       (8.67)(c)  (13.82)      10.33         --        13.21
1EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(p)                      --       (9.40)(c)  (29.21)         --         --        (7.74)
           PUTNAM VARIABLE TRUST
1HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(q)                       --       (9.00)(c)  (25.43)         --         --         1.84
1PI          Putnam VT International Growth
             Fund - Class IB Shares (8/01; 1/97)(r)                --      (10.50)(c)  (26.22)         --         --         7.76
1VS          Putnam VT Vista Fund - Class IB
             Shares (9/99; 1/97)(r)                            (38.10)      (9.33)     (38.10)         --         --         5.62
           STRONG FUNDS
1SO          Strong Opportunity Fund II - Advisor
             Class (8/01; 5/92)(s)                                 --       (7.74)(c)  (11.05)      12.38         --        15.07

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without  Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                 Performance                          Performance
                                                              of the subaccount                       of the fund
                                                                         Since                                             Since
Subaccount Investing in:                                     1 year  commencement        1 year     5 years   10 years  commencement
           WANGER
1IT          International Small Cap (9/99; 5/95)             (26.72%)     (9.67%)    (26.72%)      6.23%        --%       14.25%
1SP          U.S. Smaller Companies (9/99; 5/95)                3.27        3.61        3.27       10.67         --        16.95
               (previously Wanger U.S. Small Cap)
           WELLS FARGO VT
1AA          Asset Allocation Fund (5/01; 4/94)(t)                --      (10.35)(c)  (13.64)       7.43         --        10.06
1WI          International Equity Fund (5/01; 7/00)               --      (16.53)(c)  (22.06)         --         --       (21.63)
1SG          Small Cap Growth Fund (5/01; 5/95)(u)                --      (12.47)(c)  (29.68)      (3.57)        --         3.86

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001

                                                                  Performance                          Performance
                                                               of the subaccount                       of the fund
                                                                          Since                                             Since
Subaccount Investing in:                                      1 year  commencement     1 year      5 years   10 years   commencement
           AXP(R) VARIABLE PORTFOLIO -
BC1          Blue Chip Advantage Fund (9/99; 9/99)(b)         (17.34%)     (7.83%)    (17.34%)        --%        --%       (7.83%)
BD1          Bond Fund (9/99; 10/81)                            6.60        5.47        6.60        3.94       6.28         9.18
CR1          Capital Resource Fund (9/99; 10/81)              (18.94)     (10.66)     (18.94)       4.15       5.77        10.96
CM1          Cash Management Fund (9/99; 10/81)                 2.70        3.77        2.70        3.87       3.45         5.33
DE1          Diversified Equity Income Fund (9/99; 9/99)        1.12        1.61        1.12          --         --         1.61
EM1          Emerging Markets Fund (5/00; 5/00)                (2.40)     (17.99)      (2.40)         --         --       (17.99)
ES1          Equity Select Fund (5/01; 5/01)                      --       (1.72)(c)      --          --         --        (1.72)(d)
EI1          Extra Income Fund (9/99; 5/96)                     3.92       (2.37)       3.92        0.83         --         1.61
FI1          Federal Income Fund (9/99; 9/99)                   5.31        5.58        5.31          --         --         5.58
GB1          Global Bond Fund (9/99; 5/96)                      0.33        1.20        0.33        1.31         --         2.41
GR1          Growth Fund (9/99; 9/99)                         (31.66)     (16.84)     (31.66)         --         --       (16.84)
IE1          International Fund (9/99; 1/92)                  (29.41)     (15.65)     (29.41)      (2.48)        --         2.82
MF1          Managed Fund (9/99; 4/86)                        (11.49)      (2.47)     (11.49)       5.72       7.73         9.10
ND1          New Dimensions Fund(R) (9/99; 5/96)              (17.55)      (4.48)     (17.55)       8.76         --         9.67
SV1          Partners Small Cap Value Fund (8/01; 8/01)           --        6.61(c)       --          --         --         6.61(d)
IV1          S&P 500 Index Fund (5/00; 5/00)                  (13.35)     (14.10)     (13.35)         --         --       (14.10)
SC1          Small Cap Advantage Fund (9/99; 9/99)             (7.48)       3.34       (7.48)         --         --         3.34
ST1          Stock Fund (8/01; 8/01)                              --       (3.50)(c)      --          --         --        (3.50)(d)
SA1          Strategy Aggressive Fund (9/99; 1/92)            (33.60)      (8.39)     (33.60)       0.42         --         5.61
           AIM V.I.
1AC          Capital Appreciation Fund, Series II
             (8/01; 5/93)(e)                                      --       (2.92)(c)  (24.13)       4.93         --        10.62
1AD          Capital Development Fund, Series II
             (8/01; 5/98)(e)                                      --       (2.62)(c)   (9.03)         --         --         4.01
           ALLIANCE VP
1AB          AllianceBernstein International Value
             Portfolio (Class B) (8/01; 5/01)(f)                  --       (2.69)(c)      --          --         --        (1.96)(d)
1AL          Growth and Income Portfolio (Class B)
             (8/01; 1/91)(g)                                      --       (3.82)(c)   (0.83)      13.39      13.69        12.66
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI          VP International, Class II (8/01; 5/94)(h)           --       (7.31)(c)  (29.90)       3.63         --         4.59
1AV          VP Value, Class II (8/01; 5/96)(h)                   --        3.33(c)    11.74       10.70         --        11.50
           CALVERT VARIABLE SERIES, INC.
1SR          Social Balanced Portfolio (5/00; 9/86)            (7.74)      (7.22)      (7.74)       6.10       7.71         8.23
           EVERGREEN VA
1CG          Capital Growth Fund, Class L Shares
             (8/01; 3/98)(i)                                      --       (5.22)(c)  (13.89)         --         --         3.48

           FIDELITY(R) VIP
1FG          Growth & Income Portfolio Service
             Class 2 (8/01; 12/96)(j)                             --       (0.34)(c)   (9.93)       8.84         --         8.84
1FM          Mid Cap Portfolio Service Class 2
             (8/01; 12/98)(j)                                     --        3.46(c)    (4.49)         --         --        24.24
1FO          Overseas Portfolio Service Class 2
             (8/01; 1/87)(j)                                      --       (5.49)(c)  (22.00)       1.61       4.78         5.04

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                  Performance                          Performance
                                                               of the subaccount                       of the fund
                                                                          Since                                             Since
Subaccount Investing in:                                      1 year  commencement     1 year      5 years   10 years   commencement
           FTVIPT
1RE          Franklin Real Estate Fund - Class 2
             (9/99; 1/89)(k)                                     6.81%      14.04%       6.81%       4.89%     10.35%        9.12%
1SI          Franklin Small Cap Value Securities
             Fund - Class 2 (9/99; 5/98)(k)                     12.66       14.93       12.66          --         --         2.19
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
1MS          Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(k)                              --       (3.78)(c)    5.97        9.06         --         9.27
           GOLDMAN SACHS VIT
1UE          CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (12.83)      (5.69)     (12.83)         --         --         2.26
1MC          Mid Cap Value Fund (9/99; 5/98)                    10.95       15.13       10.95          --         --         5.35
           INVESCO VIF
1ID          Dynamics Fund (8/01; 8/97)                            --       (5.76)(c)  (31.86)         --         --         4.69
1FS          Financial Services Fund (8/01; 9/99)                  --       (3.72)(c)  (10.80)         --         --         9.13
1TC          Technology Fund (8/01; 5/97)                          --      (10.86)(c)  (46.42)         --         --         8.87
1TL          Telecommunications Fund (8/01; 9/99)                  --      (17.22)(c)  (54.52)         --         --       (23.34)
           JANUS ASPEN SERIES
1GT          Global Technology Portfolio: Service
             Shares (5/00; 1/00)(m)                            (37.97)     (40.75)     (37.97)         --         --       (36.94)
1IG          International Growth Portfolio: Service
             Shares (5/00; 5/94)(m)                            (24.21)     (26.48)     (24.21)       8.80         --        12.51
           LAZARD RETIREMENT SERIES
1IP          International Equity Portfolio(9/99; 9/98)        (24.84)     (13.14)     (24.84)         --          --       (2.94)
           MFS(R)
1MG          Investors Growth Stock Series -
             Service Class (5/00; 5/99)(n)                     (25.60)     (21.61)     (25.60)         --          --       (1.52)
1MD          New Discovery Series - Service Class
             (5/00; 5/98)(n)                                    (6.21)      (7.90)      (6.21)         --          --       13.36
1UT          Utilities Series - Service Class
             (8/01; 1/95)(n)                                       --      (10.65)(c)  (25.09)       9.43          --       13.24
           PIONEER VCT
1PE          Pioneer Equity Income VCT Portfolio -
             Class II Shares (8/01; 3/95)(o)                       --       (2.55)(c)   (8.08)      11.00          --       13.35
1EU          Pioneer Europe VCT Portfolio -
             Class II Shares (8/01; 10/98)(p)                      --       (3.33)(c)  (24.63)         --          --       (6.10)
           PUTNAM VARIABLE TRUST
1HS          Putnam VT Health Sciences Fund -
             Class IB Shares (8/01; 4/98)(q)                       --       (2.91)(c)  (20.57)         --          --        3.36
1PI          Putnam VT International Growth
             Fund - Class IB Shares (8/01; 1/97)(r)                --       (4.51)(c)  (21.42)         --          --        8.49
1VS          Putnam VT Vista Fund - Class IB
             Shares (9/99; 1/97)(r)                            (34.19)      (6.66)     (34.19)         --          --        6.41
           STRONG FUNDS
1SO          Strong Opportunity Fund II - Advisor
             Class (8/01; 5/92)(s)                                 --       (1.55)(c)   (5.11)      13.00          --       15.07

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                             Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      WANGER
1IT      International Small Cap (9/99; 5/95)             (21.96%)     (7.05%)    (21.96%)      7.01%      --%        14.39%
1SP      U.S. Smaller Companies (9/99; 5/95)               10.27        6.47       10.27       11.33       --        17.08
         (previously Wanger U.S. Small Cap)
      WELLS FARGO VT
1AA      Asset Allocation Fund (5/01; 4/94)(t)                --       (4.35)(c)   (7.89)       8.17       --        10.06
1WI      International Equity Fund (5/01; 7/00)               --      (11.00)(c)  (16.94)         --       --       (18.16)
1SG      Small Cap Growth Fund (5/01; 5/95)(u)                --       (6.64)(c)  (25.14)      (2.71)      --         4.10

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death  Benefit  Riders and the Ten-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001
                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      AXP(R) VARIABLE PORTFOLIO -
BC2      Blue Chip Advantage Fund (9/99; 9/99)(b)              %        %             %           %          %         %
BD2      Bond Fund (9/99; 10/81)
CR2      Capital Resource Fund (9/99; 10/81)
CM2      Cash Management Fund (9/99; 10/81)
DE2      Diversified Equity Income Fund (9/99; 9/99)
EM2      Emerging Markets Fund (5/00; 5/00)
ES2      Equity Select Fund (5/01; 5/01)                              (c)                                               (d)
EI2      Extra Income Fund (9/99; 5/96)
FI2      Federal Income Fund (9/99; 9/99)
GB2      Global Bond Fund (9/99; 5/96)
GR2      Growth Fund (9/99; 9/99)
IE2      International Fund (9/99; 1/92)
MF2      Managed Fund (9/99; 4/86)
ND2      New Dimensions Fund(R) (9/99; 5/96)
SV2      Partners Small Cap Value Fund (8/01; 8/01)                   (c)                                               (d)
IV2      S&P 500 Index Fund (5/00; 5/00)
SC2      Small Cap Advantage Fund (9/99; 9/99)
ST2      Stock Fund (8/01; 8/01)                                      (c)                                               (d)
SA2      Strategy Aggressive Fund (9/99; 1/92)
      AIM V.I.
2AC      Capital Appreciation Fund, Series II (8/01; 5/93)(e)         (c)
2AD      Capital Development Fund, Series II (8/01; 5/98)(e)          (c)
      ALLIANCE VP
2AB      AllianceBernstein International Value
         Portfolio (Class B) (8/01; 5/01)(f)                          (c)                                               (d)
2AL      Growth and Income Portfolio (Class B) (8/01; 1/91)(g)        (c)
      AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI      VP International, Class II (8/01; 5/94)(h)                   (c)
2AV      VP Value, Class II (8/01; 5/96)(h)                           (c)
      CALVERT VARIABLE SERIES, INC.
2SR      Social Balanced Portfolio (5/00; 9/86)
      EVERGREEN VA
2CG      Capital Growth Fund, Class L Shares (8/01; 3/98)(i)          (c)
      FIDELITY(R) VIP
2FG      Growth & Income Portfolio Service
         Class 2 (8/01; 12/96)(j)                                     (c)
2FM      Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)           (c)
2FO      Overseas Portfolio Service Class 2 (8/01; 1/87)(j)           (c)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death  Benefit  Riders and the Ten-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      FTVIPT
2RE      Franklin Real Estate Fund - Class 2
         (9/99; 1/89)(k)                                       %        %           %           %            %          %
2SI      Franklin Small Cap Value Securities
         Fund - Class 2 (9/99; 5/98)(k)
         (previously FTVIPT Franklin Value Securities
         Fund - Class 2)
2MS      Mutual Shares Securities Fund -
         Class 2 (8/01; 11/96)(k)                                     (c)
      GOLDMAN SACHS VIT
2UE      CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
2MC      Mid Cap Value Fund (9/99; 5/98)
      INVESCO VIF
2ID      Dynamics Fund (8/01; 8/97)                                   (c)
2FS      Financial Services Fund (8/01; 9/99)                         (c)
2TC      Technology Fund (8/01; 5/97)                                 (c)
2TL      Telecommunications Fund (8/01; 9/99)                         (c)
      JANUS ASPEN SERIES
2GT      Global Technology Portfolio: Service
         Shares (5/00; 1/00)(m)
2IG      International Growth Portfolio: Service
         Shares (5/00; 5/94)(m)
      LAZARD RETIREMENT SERIES
2IP      International Equity Portfolio (9/99; 9/98)
      MFS(R)
2MG      Investors Growth Stock Series -
         Service Class (5/00; 5/99)(n)
2MD      New Discovery Series -
         Service Class (5/00; 5/98)(n)
2UT      Utilities Series - Service Class
         (8/01; 1/95)(n)                                              (c)
      PIONEER VCT
2PE      Pioneer Equity Income VCT Portfolio -
         Class II Shares (8/01; 3/95)(o)                              (c)
2EU      Pioneer Europe VCT Portfolio -
         Class II Shares (8/01; 10/98)(p)                             (c)
      PUTNAM VARIABLE TRUST
2HS      Putnam VT Health Sciences Fund -
         Class IB Shares (8/01; 4/98)(q)                              (c)
2PI      Putnam VT International Growth
         Fund - Class IB Shares (8/01; 1/97)(r)                       (c)
2VS      Putnam VT Vista Fund - Class IB
         Shares (9/99; 1/97)(r)
      STRONG FUNDS
2SO      Strong Opportunity Fund II - Advisor
         Class (8/01; 5/92)(s)                                        (c)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death  Benefit  Riders and the Ten-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)
                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      WANGER
2IT      International Small Cap (9/99; 5/95)                  %        %           %           %            %          %
2SP      U.S. Smaller Companies (9/99; 5/95)
         (previously Wanger U.S. Small Cap)
      WELLS FARGO VT
2AA      Asset Allocation Fund (5/01; 4/94)(t)                        (c)
2WI      International Equity Fund (5/01; 7/00)                       (c)
2SG      Small Cap Growth Fund (5/01; 5/95)(u)                        (c)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      AXP(R) VARIABLE PORTFOLIO -
BC2      Blue Chip Advantage Fund (9/99; 9/99)(b)              %        %           %           %            %          %
BD2      Bond Fund (9/99; 10/81)
CR2      Capital Resource Fund (9/99; 10/81)
CM2      Cash Management Fund (9/99; 10/81)
DE2      Diversified Equity Income Fund (9/99; 9/99)
EM2      Emerging Markets Fund (5/00; 5/00)
ES2      Equity Select Fund (5/01; 5/01)                              (c)                                             (d)
EI2      Extra Income Fund (9/99; 5/96)
FI2      Federal Income Fund (9/99; 9/99)
GB2      Global Bond Fund (9/99; 5/96)
GR2      Growth Fund (9/99; 9/99)
IE2      International Fund (9/99; 1/92)
MF2      Managed Fund (9/99; 4/86)
ND2      New Dimensions Fund(R) (9/99; 5/96)
SV2      Partners Small Cap Value Fund (8/01; 8/01)                   (c)                                             (d)
IV2      S&P 500 Index Fund (5/00; 5/00)
SC2      Small Cap Advantage Fund (9/99; 9/99)
ST2      Stock Fund (8/01; 8/01)                                      (c)                                             (d)
SA2      Strategy Aggressive Fund (9/99; 1/92)
      AIM V.I.
2AC      Capital Appreciation Fund, Series II (8/01; 5/93)(e)         (c)
2AD      Capital Development Fund, Series II (8/01; 5/98)(e)          (c)
      ALLIANCE VP
2AB      AllianceBernstein International Value
         Portfolio (Class B) (8/01; 5/01)(f)                          (c)                                             (d)
2AL      Growth and Income Portfolio (Class B) (8/01; 1/91)(g)        (c)
      AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI      VP International, Class II (8/01; 5/94)(h)                   (c)
2AV      VP Value, Class II (8/01; 5/96)(h)                           (c)
      CALVERT VARIABLE SERIES, INC.
2SR      Social Balanced Portfolio (5/00; 9/86)
      EVERGREEN VA
2CG      Capital Growth Fund, Class L Shares (8/01; 3/98)(i)          (c)
      FIDELITY(R) VIP
2FG      Growth & Income Portfolio Service
         Class 2 (8/01; 12/96)(j)                                     (c)
2FM      Mid Cap Portfolio Service Class 2
         (8/01; 12/98)(j)                                             (c)
2FO      Overseas Portfolio Service Class 2
         (8/01; 1/87)(j)                                              (c)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10

--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage (Without Purchase Payment Credits)
With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule
For Periods Ending Dec. 31, 2001 (continued)

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      FTVIPT
2RE      Franklin Real Estate Fund - Class 2
         (9/99; 1/89)(k)                                       %        %           %           %            %          %
2SI      Franklin Small Cap Value Securities
         Fund - Class 2 (9/99; 5/98)(k)
         (previously FTVIPT Franklin Value Securities Fund - Class 2)
2MS      Mutual Shares Securities Fund -
         Class 2 (8/01; 11/96)(k)                                     (c)
      GOLDMAN SACHS VIT
2UE      CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
2MC      Mid Cap Value Fund (9/99; 5/98)
      INVESCO VIF
2ID      Dynamics Fund (8/01; 8/97)                                   (c)
2FS      Financial Services Fund (8/01; 9/99)                         (c)
2TC      Technology Fund (8/01; 5/97)                                 (c)
2TL      Telecommunications Fund (8/01; 9/99)                         (c)
      JANUS ASPEN SERIES
2GT      Global Technology Portfolio: Service
         Shares (5/00; 1/00)(m)
2IG      International Growth Portfolio: Service
         Shares (5/00; 5/94)(m)
      LAZARD RETIREMENT SERIES
2IP      International Equity Portfolio (9/99; 9/98)
      MFS(R)
2MG      Investors Growth Stock Series -
         Service Class (5/00; 5/99)(n)
2MD      New Discovery Series -
         Service Class (5/00; 5/98)(n)
2UT      Utilities Series -
         Service Class (8/01; 1/95)(n)                                (c)
      PIONEER VCT
2PE      Pioneer Equity Income VCT Portfolio -
         Class II Shares (8/01; 3/95)(o)                              (c)
2EU      Pioneer Europe VCT Portfolio -
         Class II Shares (8/01; 10/98)(p)                             (c)
      PUTNAM VARIABLE TRUST
2HS      Putnam VT Health Sciences Fund -
         Class IB Shares (8/01; 4/98)(q)                              (c)
2PI      Putnam VT International Growth
         Fund - Class IB Shares (8/01; 1/97)(r)                       (c)
2VS      Putnam VT Vista Fund - Class IB
         Shares (9/99; 1/97)(r)
      STRONG FUNDS
2SO      Strong Opportunity Fund II - Advisor
         Class (8/01; 5/92)(s)                                        (c)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year  Surrender  Charge  Schedule For Periods
Ending Dec. 31, 2001 (continued)
                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      WANGER
2IT      International Small Cap (9/99; 5/95)                  %        %           %           %            %          %
2SP      U.S. Smaller Companies (9/99; 5/95)
         (previously Wanger U.S. Small Cap)
      WELLS FARGO VT
2AA      Asset Allocation Fund (5/01; 4/94)(t)                        (c)
2WI      International Equity Fund (5/01; 7/00)                       (c)
2SG      Small Cap Growth Fund (5/01; 5/95)(u)                        (c)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option)adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and
       Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
       IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Benefit Riders For Periods Ending Dec. 31, 2001

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      AXP(R) VARIABLE PORTFOLIO -
BC2      Blue Chip Advantage Fund (9/99; 9/99)(b)              %        %           %           %            %          %
BD2      Bond Fund (9/99; 10/81)
CR2      Capital Resource Fund (9/99; 10/81)
CM2      Cash Management Fund (9/99; 10/81)
DE2      Diversified Equity Income Fund (9/99; 9/99)
EM2      Emerging Markets Fund (5/00; 5/00)
ES2      Equity Select Fund (5/01; 5/01)                              (c)                                             (d)
EI2      Extra Income Fund (9/99; 5/96)
FI2      Federal Income Fund (9/99; 9/99)
GB2      Global Bond Fund (9/99; 5/96)
GR2      Growth Fund (9/99; 9/99)
IE2      International Fund (9/99; 1/92)
MF2      Managed Fund(9/99; 4/86)
ND2      New Dimensions Fund(R) (9/99; 5/96)
SV2      Partners Small Cap Value Fund (8/01; 8/01)                   (c)                                             (d)
IV2      S&P 500 Index Fund (5/00; 5/00)
SC2      Small Cap Advantage Fund (9/99; 9/99)
ST2      Stock Fund (8/01; 8/01)                                      (c)                                             (d)
SA2      Strategy Aggressive Fund (9/99; 1/92)
      AIM V.I.
2AC      Capital Appreciation Fund, Series II (8/01; 5/93)(e)         (c)
2AD      Capital Development Fund, Series II (8/01; 5/98)(e)          (c)
      ALLIANCE VP
2AB      AllianceBernstein International Value
         Portfolio (Class B) (8/01; 5/01)(f)                          (c)                                             (d)
2AL      Growth and Income Portfolio (Class B) (8/01; 1/91)(g)        (c)
      AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI      VP International, Class II (8/01; 5/94)(h)                   (c)
2AV      VP Value, Class II (8/01; 5/96)(h)                           (c)
      CALVERT VARIABLE SERIES, INC.
2SR      Social Balanced Portfolio (5/00; 9/86)
      EVERGREEN VA
2CG      Capital Growth Fund, Class L Shares (8/01; 3/98)(i)          (c)
      FIDELITY(R) VIP
2FG      Growth & Income Portfolio Service
         Class 2 (8/01; 12/96)(j)                                     (c)
2FM      Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)           (c)
2FO      Overseas Portfolio Service Class 2 (8/01; 1/87)(j)           (c)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      FTVIPT
2RE      Franklin Real Estate Fund - Class 2
        (9/99; 1/89)(k)                                       %        %             %           %            %          %
2SI      Franklin Small Cap Value Securities
         Fund - Class 2 (9/99; 5/98)(k)
         (previously FTVIPT Franklin Value
         Securities Fund - Class 2)
2MS      Mutual Shares Securities Fund -
         Class 2 (8/01; 11/96)(k)                                     (c)
      GOLDMAN SACHS VIT
2UE      CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)
2MC      Mid Cap Value Fund (9/99; 5/98)
      INVESCO VIF
2ID      Dynamics Fund (8/01; 8/97)                                   (c)
2FS      Financial Services Fund (8/01; 9/99)                         (c)
2TC      Technology Fund (8/01; 5/97)                                 (c)
2TL      Telecommunications Fund (8/01; 9/99)                         (c)
      JANUS ASPEN SERIES
2GT      Global Technology Portfolio: Service
         Shares (5/00; 1/00)(m)
2IG      International Growth Portfolio: Service
         Shares (5/00; 5/94)(m)
      LAZARD RETIREMENT SERIES
2IP      International Equity Portfolio (9/99; 9/98)
      MFS(R)
2MG      Investors Growth Stock Series -
         Service Class (5/00; 5/99)(n)
2MD      New Discovery Series -
         Service Class (5/00; 5/98)(n)
2UT      Utilities Series -
         Service Class (8/01; 1/95)(n)                                (c)
      PIONEER VCT
2PE      Pioneer Equity Income VCT Portfolio -
         Class II Shares (8/01; 3/95)(o)                              (c)
2EU      Pioneer Europe VCT Portfolio -
         Class II Shares (8/01; 10/98)(p)                             (c)
      PUTNAM VARIABLE TRUST
2HS      Putnam VT Health Sciences Fund -
         Class IB Shares (8/01; 4/98)(q)                              (c)
2PI      Putnam VT International Growth
         Fund - Class IB Shares (8/01; 1/97)(r)                       (c)
2VS      Putnam VT Vista Fund - Class IB
         Shares (9/99; 1/97)(r)
      STRONG FUNDS
2SO      Strong Opportunity Fund II - Advisor
         Class (8/01; 5/92)(s)                                        (c)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                              Performance                          Performance
                                                           of the subaccount                       of the fund
                                                                      Since                                             Since
Subaccount   Investing in:                                1 year  commencement     1 year      5 years   10 years   commencement
      WANGER
2IT      International Small Cap (9/99; 5/95)                  %        %           %           %            %          %
2SP      U.S. Smaller Companies (9/99; 5/95)
         (previously Wanger U.S. Small Cap)
      WELLS FARGO VT
2AA      Asset Allocation Fund (5/01; 4/94)(t)                        (c)
2WI      International Equity Fund (5/01; 7/00)                       (c)
2SG      Small Cap Growth Fund (5/01; 5/95)(u)                        (c)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)   (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)   Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)   CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                      Performance                     Performance
                                                                   of the subaccount                  of the fund

                                                                              Since                                     Since
Subaccount   Investing in:                                        1 year   commencement   1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)          (23.00%)   (10.63%)     (23.00%)      --%      --%    (10.63%)
BD2             Bond Fund (9/99; 10/81)                            (0.94)      2.37        (0.94)     2.93     6.38       9.40
CR2             Capital Resource Fund (9/99; 10/81)               (24.48)    (13.38)      (24.48)     3.16     5.87      11.18
CM2             Cash Management Fund (9/99; 10/81)                 (4.53)      0.64        (4.53)     2.86     3.51       5.54
DE2             Diversified Equity Income Fund (9/99; 9/99)        (5.98)     (1.47)       (5.98)       --       --      (1.47)
EM2             Emerging Markets Fund (5/00; 5/00)                 (9.22)    (21.82)       (9.22)       --       --     (21.82)
ES2             Equity Select Fund (5/01; 5/01)                       --      (8.68)(c)       --        --       --      (8.68)(d)
EI2             Extra Income Fund (9/99; 5/96)                     (3.40)     (5.33)       (3.40)    (0.28)      --       0.83
FI2             Federal Income Fund (9/99; 9/99)                   (2.13)      2.48        (2.13)       --       --       2.48
GB2             Global Bond Fund (9/99; 5/96)                      (6.71)     (1.84)       (6.71)     0.20       --       1.66
GR2             Growth Fund (9/99; 9/99)                          (36.20)    (19.39)      (36.20)       --       --     (19.39)
IE2             International Fund (9/99; 1/92)                   (34.13)    (18.20)      (34.13)    (3.49)      --       2.87
MF2             Managed Fund (9/99; 4/86)                         (17.61)     (5.44)      (17.61)     4.79     7.84       9.32
ND2             New Dimensions Fund(R) (9/99; 5/96)               (23.19)     (7.39)      (23.19)     7.96       --       9.20
SV2             Partners Small Cap Value Fund (8/01; 8/01)            --      (1.05)(c)       --        --       --      (1.05)(d)
IV2             S&P 500 Index Fund (5/00; 5/00)                   (19.32)    (17.66)      (19.32)       --       --     (17.66)
SC2             Small Cap Advantage Fund (9/99; 9/99)             (13.90)      0.18       (13.90)       --       --       0.18
ST2             Stock Fund (8/01; 8/01)                               --     (10.35)(c)       --        --       --     (10.35)(d)
SA2             Strategy Aggressive Fund (9/99; 1/92)             (37.98)    (11.20)      (37.98)    (0.60)      --       5.70
             AIM V.I.
2AC             Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                       --      (9.82)(c)   (29.29)     3.96       --      10.67
2AD             Capital Development Fund, Series II
                (8/01; 5/98)(e)                                       --      (9.54)(c)   (15.33)       --       --       2.47
             ALLIANCE VP
2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                   --      (9.60)(c)       --        --       --      (8.88)(d)
2AL             Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                       --     (10.65)(c)    (7.78)    12.77    13.86      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI             VP International, Class II (8/01; 5/94)(h)            --     (13.86)(c)   (34.61)     2.59       --       4.41
2AV             VP Value, Class II (8/01; 5/96)(h)                    --      (4.06)(c)     3.91      9.97       --      11.08
             CALVERT VARIABLE SERIES, INC.
2SR             Social Balanced Portfolio (5/00; 9/86)            (14.15)    (11.09)      (14.15)     5.19     7.83       8.45
             EVERGREEN VA
2CG             Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)                                       --     (11.93)(c)   (19.82)       --       --       2.00

             FIDELITY(R) VIP
2FG             Growth & Income Portfolio Service
                Class 2 (8/01; 12/96)(j)                              --      (7.44)(c)   (16.16)     8.05       --       8.05
2FM             Mid Cap Portfolio Service Class 2
                (8/01; 12/98)(j)                                      --      (3.94)(c)   (11.15)       --       --      22.97
2FO             Overseas Portfolio Service Class 2
                (8/01; 1/87)(j)                                       --     (12.18)(c)   (27.30)     0.54     4.87       5.25

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                       Since
Subaccount   Investing in:                                        1 year   commencement     1 year  5 years  10 years  commencement
             FTVIPT
2RE             Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                    (0.74%)    11.29%       (0.74%)    3.93%   10.49%      9.34%
2SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                      4.88      12.21         4.88        --       --       0.60
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
2MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                              --     (10.61)(c)    (1.51)     8.28       --       8.67
             GOLDMAN SACHS VIT
2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (18.84)     (8.56)      (18.84)       --       --       0.78
2MC             Mid Cap Value Fund (9/99; 5/98)                     3.17      12.41         3.17        --       --       3.88
             INVESCO VIF
2ID             Dynamics Fund (8/01; 8/97)                            --     (12.43)(c)   (36.38)       --       --       3.50
2FS             Financial Services Fund (8/01; 9/99)                  --     (10.56)(c)   (16.97)       --       --       6.16
2TC             Technology Fund (8/01; 5/97)                          --     (17.13)(c)   (49.80)       --       --       7.96
2TL             Telecommunications Fund (8/01; 9/99)                  --     (22.99)(c)   (57.27)       --       --     (25.71)
             JANUS ASPEN SERIES
2GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                            (42.01)    (43.15)      (42.01)       --       --     (38.98)
2IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                            (29.33)    (29.50)      (29.33)     8.00       --      12.49
             LAZARD RETIREMENT SERIES
2IP             International Equity Portfolio (9/99; 9/98)       (29.91)    (15.77)      (29.91)       --       --      (4.63)
             MFS(R)
2MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                     (30.61)    (24.83)      (30.61)       --       --      (4.00)
2MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                     (12.74)    (11.74)      (12.74)       --       --      12.21
2UT             Utilities Series -
                Service Class (8/01; 1/95)(n)                         --     (16.94)(c)   (30.14)     8.66       --      13.13
             PIONEER VCT
2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                       --      (9.48)(c)   (14.47)    10.29       --      13.22
2EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                      --     (10.20)(c)   (29.72)       --       --      (7.83)
             PUTNAM VARIABLE TRUST
2HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                       --      (9.81)(c)   (25.98)       --       --       1.79
2PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                --     (11.29)(c)   (26.76)       --       --       7.69
2VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                            (38.53)     (9.54)      (38.53)       --       --       5.52
             STRONG FUNDS
2SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                                 --      (8.56)(c)   (11.73)    12.36       --      15.24

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)


                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                       Since
Subaccount   Investing in:                                        1 year   commencement     1 year  5 years  10 years  commencement
             WANGER
2IT             International Small Cap (9/99; 5/95)              (27.26%)    (9.87%)     (27.26%)    6.14%   --%        14.27%
2SP             U.S. Smaller Companies (9/99; 5/95)                 2.49       3.42         2.49     10.63    --         17.00
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA             Asset Allocation Fund (5/01; 4/94)(t)                 --     (11.09)(c)   (14.29)     7.35    --         10.01
2WI             International Equity Fund (5/01; 7/00)                --     (17.21)(c)   (22.63)    --       --        (21.97)
2SG             Small Cap Growth Fund (5/01; 5/95)(u)                 --     (13.19)(c)   (30.20)    (3.77)   --          3.67

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without  Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                               Since                                       Since
Subaccount   Investing in:                                        1 year   commencement     1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)          (22.27%)   (10.25%)     (22.27%)      --%      --%    (10.25%)
BD2             Bond Fund (9/99; 10/81)                             0.03       2.79         0.03      3.28     6.50       9.40
CR2             Capital Resource Fund (9/99; 10/81)               (23.77)    (13.01)      (23.77)     3.51     5.99      11.18
CM2             Cash Management Fund (9/99; 10/81)                 (3.60)      1.07        (3.60)     3.21     3.65       5.54
DE2             Diversified Equity Income Fund (9/99; 9/99)        (5.07)     (1.06)       (5.07)       --       --      (1.06)
EM2             Emerging Markets Fund (5/00; 5/00)                 (8.34)    (21.37)       (8.34)       --       --     (21.37)
ES2             Equity Select Fund (5/01; 5/01)                       --      (7.80)(c)       --        --       --      (7.80)(d)
EI2             Extra Income Fund (9/99; 5/96)                     (2.46)     (4.93)       (2.46)     0.11       --       1.16
FI2             Federal Income Fund (9/99; 9/99)                   (1.17)      2.91        (1.17)       --       --       2.91
GB2             Global Bond Fund (9/99; 5/96)                      (5.80)     (1.43)       (5.80)     0.58       --       1.98
GR2             Growth Fund (9/99; 9/99)                          (35.62)    (19.04)      (35.62)       --       --     (19.04)
IE2             International Fund (9/99; 1/92)                   (33.52)    (17.86)      (33.52)    (3.14)      --       3.03
MF2             Managed Fund (9/99; 4/86)                         (16.83)     (5.03)      (16.83)     5.12     7.94       9.32
ND2             New Dimensions Fund(R) (9/99; 5/96)               (22.47)     (7.00)      (22.47)     8.26      --       9.43
SV2             Partners Small Cap Value Fund (8/01; 8/01)            --      (0.08)(c)       --        --       --      (0.08)(d)
IV2             S&P 500 Index Fund (5/00; 5/00)                   (18.56)    (17.19)      (18.56)       --       --     (17.19)
SC2             Small Cap Advantage Fund (9/99; 9/99)             (13.08)      0.60       (13.08)       --       --       0.60
ST2             Stock Fund (8/01; 8/01)                               --      (9.49)(c)       --        --       --      (9.49)(d)
SA2             Strategy Aggressive Fund (9/99; 1/92)             (37.42)    (10.82)      (37.42)    (0.24)      --       5.82
             AIM V.I.
2AC             Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                       --      (8.95)(c)   (28.63)     4.30       --      10.83
2AD             Capital Development Fund, Series II
                (8/01; 5/98)(e)                                       --      (8.67)(c)   (14.52)       --       --       2.73
             ALLIANCE VP
2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                   --      (8.73)(c)       --        --       --      (8.00)(d)
2AL             Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                       --      (9.79)(c)    (6.88)    13.01    13.92      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI             VP International, Class II (8/01; 5/94)(h)            --     (13.03)(c)   (34.01)     2.95       --       4.79
2AV             VP Value, Class II (8/01; 5/96)(h)                    --      (3.13)(c)     4.91     10.24       --      11.29
             CALVERT VARIABLE SERIES, INC.
2SR             Social Balanced Portfolio (5/00; 9/86)            (13.33)    (10.57)      (13.33)     5.51     7.93       8.45
             EVERGREEN VA
2CG             Capital Growth Fund, Class L Shares
                (8/01; 3/98)(i)                                       --     (11.08)(c)   (19.06)       --       --       2.24

             FIDELITY(R) VIP
2FG             Growth & Income Portfolio Service
                Class 2 (8/01; 12/96)(j)                              --      (6.55)(c)   (15.36)     8.34       --       8.34
2FM             Mid Cap Portfolio Service Class 2
                (8/01; 12/98)(j)                                      --      (3.01)(c)   (10.29)       --       --      23.19
2FO             Overseas Portfolio Service Class 2
                (8/01; 1/87)(j)                                       --     (11.33)(c)   (26.62)     0.91     4.99       5.25

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund

                                                                                Since                                      Since
Subaccount   Investing in:                                        1 year    commencement    1 year  5 years  10 years  commencement
             FTVIPT
2RE             Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                     0.23%     11.67%        0.23%     4.27%   10.57%      9.34%
2SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                      5.88      12.59         5.88        --       --       0.86
                (previously FTVIPT Franklin Value Securities
                Fund - Class 2)
2MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                              --      (9.75)(c)    (0.55)     8.57       --       8.95
             GOLDMAN SACHS VIT
2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (18.07)     (8.17)      (18.07)       --       --       1.02
2MC             Mid Cap Value Fund (9/99; 5/98)                     4.17      12.79         4.17        --       --       4.13
             INVESCO VIF
2ID             Dynamics Fund (8/01; 8/97)                            --     (11.59)(c)   (35.80)       --       --       3.91
2FS             Financial Services Fund (8/01; 9/99)                  --      (9.69)(c)   (16.17)       --       --       6.57
2TC             Technology Fund (8/01; 5/97)                          --     (16.34)(c)   (49.36)       --       --       8.29
2TL             Telecommunications Fund (8/01; 9/99)                  --     (22.26)(c)   (56.91)       --       --     (25.39)
             JANUS ASPEN SERIES
2GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                            (41.49)    (42.83)      (41.49)       --       --     (38.70)
2IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                            (28.67)    (29.10)      (28.67)     8.29       --      12.73
             LAZARD RETIREMENT SERIES
2IP             International Equity Portfolio (9/99; 9/98)       (29.26)    (15.41)      (29.26)       --       --      (4.36)
             MFS(R)
2MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                     (29.97)    (24.40)      (29.97)       --       --      (3.66)
2MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                     (11.90)    (11.23)      (11.90)       --       --      12.41
2UT             Utilities Series -
                Service Class (8/01; 1/95)(n)                         --     (16.14)(c)   (29.49)     8.95       --      13.33
             PIONEER VCT
2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                       --      (8.60)(c)   (13.64)    10.56       --      13.43
2EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                      --      (9.33)(c)   (29.07)       --       --      (7.55)
             PUTNAM VARIABLE TRUST
2HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                       --      (8.93)(c)   (25.28)       --       --       2.05
2PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                --     (10.43)(c)   (26.07)       --       --       7.98
2VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                            (37.97)     (9.15)      (37.97)       --       --       5.84
             STRONG FUNDS
2SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                                 --      (7.67)(c)   (10.88)    12.61       --      15.30

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                                  Since                                    Since
Subaccount   Investing in:                                        1 year      commencement  1 year  5 years  10 years  commencement
             WANGER
2IT             International Small Cap (9/99; 5/95)              (26.58%)    (9.49%)     (26.58%)    6.45%   --%        14.48%
2SP             U.S. Smaller Companies (9/99; 5/95)                 3.49       3.83         3.49     10.89    --         17.19
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA             Asset Allocation Fund (5/01; 4/94)(t)                 --     (10.23)(c)   (13.47)     7.65    --         10.28
2WI             International Equity Fund (5/01; 7/00)                --     (16.42)(c)   (21.90)       --    --        (21.47)
2SG             Small Cap Growth Fund (5/01; 5/95)(u)                 --     (12.36)(c)   (29.55)    (3.42)   --          4.03

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Advantage (Without Purchase Payment Credits)
Without Surrender For Periods Ending Dec. 31, 2001
                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                                  Since                                    Since
Subaccount   Investing in:                                        1 year      commencement  1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC2             Blue Chip Advantage Fund (9/99; 9/99)(b)          (17.17%)    (7.65%)     (17.17%)      --%      --%     (7.65%)
BD2             Bond Fund (9/99; 10/81)                             6.81       5.68         6.81      4.14     6.50       9.40
CR2             Capital Resource Fund (9/99; 10/81)               (18.78)    (10.48)      (18.78)     4.36     5.99      11.18
CM2             Cash Management Fund (9/99; 10/81)                  2.90       3.97         2.90      4.08     3.65       5.54
DE2             Diversified Equity Income Fund (9/99; 9/99)         1.32       1.82         1.32        --       --       1.82
EM2             Emerging Markets Fund (5/00; 5/00)                 (2.20)    (18.25)       (2.20)       --       --     (18.25)
ES2             Equity Select Fund (5/01; 5/01)                       --      (1.61)(c)       --        --       --      (1.61)(d)
EI2             Extra Income Fund (9/99; 5/96)                      4.13      (2.18)        4.13      1.04       --       1.82
FI2             Federal Income Fund (9/99; 9/99)                    5.52       5.79         5.52        --       --       5.79
GB2             Global Bond Fund (9/99; 5/96)                       0.54       1.40         0.54      1.52       --       2.62
GR2             Growth Fund (9/99; 9/99)                          (31.52)    (16.67)      (31.52)       --       --     (16.67)
IE2             International Fund (9/99; 1/92)                   (29.27)    (15.48)      (29.27)    (2.28)      --       3.03
MF2             Managed Fund (9/99; 4/86)                         (11.32)     (2.28)      (11.32)     5.93     7.94       9.32
ND2             New Dimensions Fund(R) (9/99; 5/96)               (17.38)     (4.29)      (17.38)     8.97       --       9.89
SV2             Partners Small Cap Value Fund (8/01; 8/01)            --       6.69(c)        --        --       --       6.69(d)
IV2             S&P 500 Index Fund (5/00; 5/00)                   (13.18)    (13.93)      (13.18)       --       --     (13.93)
SC2             Small Cap Advantage Fund (9/99; 9/99)              (7.29)      3.55        (7.29)       --       --       3.55
ST2             Stock Fund (8/01; 8/01)                               --      (3.43)(c)       --        --       --      (3.43)(d)
SA2             Strategy Aggressive Fund (9/99; 1/92)             (33.46)     (8.21)      (33.46)     0.63       --       5.82
             AIM V.I.
2AC             Capital Appreciation Fund, Series II
                (8/01; 5/93)(e)                                       --      (2.85)(c)   (24.01)     5.13       --      10.83
2AD             Capital Development Fund, Series II
                (8/01; 5/98)(e)                                       --      (2.55)(c)    (8.84)       --       --       4.22
             ALLIANCE VP
2AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)                   --      (2.61)(c)       --        --       --      (1.83)(d)
2AL             Growth and Income Portfolio (Class B)
                (8/01; 1/91)(g)                                       --      (3.75)(c)    (0.63)    13.62    13.92      12.88
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI             VP International, Class II (8/01; 5/94)(h)            --      (7.24)(c)   (29.80)     3.83       --       4.79
2AV             VP Value, Class II (8/01; 5/96)(h)                    --       3.41(c)     11.91     10.91       --      11.71
             CALVERT VARIABLE SERIES, INC.
2SR             Social Balanced Portfolio (5/00; 9/86)             (7.55)     (7.04)       (7.55)     6.31     7.93       8.45
             EVERGREEN VA
2CG             Capital Growth Fund, Class L Shares .
                (8/01; 3/98)(i)                                       --      (5.14)(c)   (13.72)       --       --       3.68

             FIDELITY(R) VIP
2FG             Growth & Income Portfolio Service
                Class 2 (8/01; 12/96)(j)                              --      (0.26)(c)    (9.74)     9.05       --       9.05
2FM             Mid Cap Portfolio Service Class 2
                (8/01; 12/98)(j)                                      --       3.54(c)     (4.29)       --       --      24.49
2FO             Overseas Portfolio Service Class 2
                (8/01; 1/87)(j)                                       --      (5.41)(c)   (21.85)     1.81     4.99       5.25

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)


                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                                  Since                                    Since
Subaccount   Investing in:                                        1 year      commencement  1 year  5 years  10 years  commencement
             FTVIPT
2RE             Franklin Real Estate Fund - Class 2
                (9/99; 1/89)(k)                                     7.02%     14.27%        7.02%     5.10%   10.57%      9.34%
2SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)                     12.88      15.16        12.88        --       --       2.40
                (previously FTVIPT Franklin Value
                Securities Fund - Class 2)
2MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)                              --      (3.71)(c)     6.19      9.28       --       9.49
             GOLDMAN SACHS VIT
2UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)         (12.65)     (5.50)      (12.65)       --       --       2.47
2MC             Mid Cap Value Fund (9/99; 5/98)                    11.17      15.36        11.17        --       --       5.57
             INVESCO VIF
2ID             Dynamics Fund (8/01; 8/97)                            --      (5.68)(c)   (31.72)       --       --       4.90
2FS             Financial Services Fund (8/01; 9/99)                  --      (3.65)(c)   (10.62)       --       --       9.35
2TC             Technology Fund (8/01; 5/97)                          --     (10.80)(c)   (46.30)       --       --       9.09
2TL             Telecommunications Fund (8/01; 9/99)                  --     (17.16)(c)   (54.42)       --       --     (23.19)
             JANUS ASPEN SERIES
2GT             Global Technology Portfolio: Service
                Shares (5/00; 1/00)(m)                            (37.84)    (40.63)      (37.84)       --       --     (36.82)
2IG             International Growth Portfolio: Service
                Shares (5/00; 5/94)(m)                            (24.06)    (26.33)      (24.06)     9.01       --      12.73
             LAZARD RETIREMENT SERIES
2IP             International Equity Portfolio (9/99; 9/98)       (24.69)    (12.97)      (24.69)       --       --      (2.75)
             MFS(R)
2MG             Investors Growth Stock Series -
                Service Class (5/00; 5/99)(n)                     (25.45)    (21.45)      (25.45)       --       --      (1.32)
2MD             New Discovery Series -
                Service Class (5/00; 5/98)(n)                      (6.02)     (7.71)       (6.02)       --       --      13.58
2UT             Utilities Series - Service Class
                (8/01; 1/95)(n)                                       --     (10.58)(c)   (24.94)     9.65       --      13.47
             PIONEER VCT
2PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)                       --      (2.47)(c)    (7.90)    11.22       --      13.57
2EU             Pioneer Europe VCT Portfolio -
                Class II Shares (8/01; 10/98)(p)                      --      (3.26)(c)   (24.48)       --       --      (5.91)
             PUTNAM VARIABLE TRUST
2HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01; 4/98)(q)                       --      (2.83)(c)   (20.41)       --       --       3.57
2PI             Putnam VT International Growth
                Fund - Class IB Shares (8/01; 1/97)(r)                --      (4.44)(c)   (21.26)       --       --       8.71
2VS             Putnam VT Vista Fund - Class IB
                Shares (9/99; 1/97)(r)                            (34.06)     (6.48)      (34.06)       --       --       6.62
             STRONG FUNDS
2SO             Strong Opportunity Fund II - Advisor
                Class (8/01; 5/92)(s)                                 --      (1.48)(c)    (4.92)    13.23       --      15.30

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average  Annual Total  Return(a) For Qualified  Annuities  Under RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2001 (continued)

                                                                       Performance                     Performance
                                                                    of the subaccount                  of the fund
                                                                                  Since                                    Since
Subaccount   Investing in:                                        1 year      commencement  1 year  5 years  10 years  commencement
             WANGER
2IT             International Small Cap (9/99; 5/95)              (21.80%)    (6.86%)     (21.80%)    7.22%   --%        14.62%
2SP             U.S. Smaller Companies (9/99; 5/95)                10.49       6.68        10.49     11.55    --         17.31
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
2AA             Asset Allocation Fund (5/01; 4/94)(t)                 --      (4.22)(c)    (7.71)     8.38    --         10.28
2WI             International Equity Fund (5/01; 7/00)                --     (10.88)(c)   (16.78)       --    --        (18.00)
2SG             Small Cap Growth Fund (5/01; 5/95)(u)                 --      (6.51)(c)   (25.00)    (2.56)   --          4.27

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund)

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)                             (23.11%)      --%      --%       (11.17%)
BD4             Bond Fund (02/02; 10/81)                                                (0.91)     3.15     5.49          8.38
CR4             Capital Resource Fund (02/02; 10/81)                                   (24.60)     3.37     4.98         10.15
CM4             Cash Management Fund (02/02; 10/81)                                     (4.52)     3.09     2.66          4.54
DE4             Diversified Equity Income Fund (02/02; 09/99)                           (5.99)       --       --         (2.01)
EM4             Emerging Markets Fund (02/02; 05/00)                                    (9.25)       --       --        (21.82)
ES4             Equity Select Fund (02/02; 05/01)                                          --        --       --         (8.54)(d)
EI4             Extra Income Fund (02/02; 05/96)                                        (3.38)     0.05       --          0.83
FI4             Federal Income Fund (02/02; 09/99)                                      (2.10)       --       --          1.87
GB4             Global Bond Fund (02/02; 05/96)                                         (6.71)     0.53       --          1.63
GR4             Growth Fund (02/02; 09/99)                                             (36.39)       --       --        (19.91)
IE4             International Fund (02/02; 01/92)                                      (34.31)    (3.25)      --          2.04
MF4             Managed Fund (02/02; 04/86)                                            (17.69)     4.93     6.93          8.30
ND4             New Dimensions Fund(R) (02/02; 05/96)                                  (23.30)     7.96       --          8.87
SV4             Partners Small Cap Value Fund (02/02; 08/01)                               --        --       --         (0.74)(d)
IV4             S&P 500 Index Fund (02/02; 05/00)                                      (19.41)       --       --        (18.06)
SC4             Small Cap Advantage Fund (02/02; 09/99)                                (13.96)       --       --         (0.36)
ST4             Stock Fund (02/02; 08/01)                                                  --        --       --        (10.13)(d)
SA4             Strategy Aggressive Fund (02/02; 01/92)                                (38.19)    (0.35)      --          4.82
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)                 (29.41)     4.14       --          9.82
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)                  (15.40)       --       --          3.22
             ALLIANCE VP
4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)                                      --        --       --         (8.76)(d)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                 (7.79)    12.58    12.88         11.85
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)                           (34.76)     2.84       --          3.80
4AV             VP Value, Class II (02/02; 05/96)(h)                                     3.93      9.89       --         10.69
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)                               (14.20)     5.30     6.91          7.44
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                  (19.91)       --       --          2.69

             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)            (16.23)     8.04       --          8.04
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                    (11.19)       --       --         23.40
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                   (27.44)     0.83     4.00          4.25

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                   (0.71%)    4.10%    9.54%         8.32%
4SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)     4.85        --       --          1.41
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)               (1.48)     8.26       --          8.47
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (18.93)       --       --          1.48
4MC             Mid Cap Value Fund (02/02; 05/98)                                        3.14        --       --          4.56
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)                                           (36.58)       --       --          3.91
4FS             Financial Services Fund (02/02; 09/99)                                 (17.04)       --       --          5.52
4TC             Technology Fund (02/02; 05/97)                                         (50.08)       --       --          8.07
4TL             Telecommunications Fund (02/02; 09/99)                                 (57.60)       --       --        (26.24)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (42.24)       --       --        (39.48)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (29.48)     8.00       --         11.70
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)                          (30.07)       --       --         (3.71)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (30.77)       --       --         (4.60)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)                 (12.78)       --       --         12.55
4UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (30.30)     8.63       --         12.43
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                      (14.52)    10.19       --         12.54
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (29.88)       --       --         (6.86)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (26.10)       --       --          2.58
4PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (26.90)       --       --          7.70
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (38.74)       --       --          5.62
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)           (11.77)    12.20       --         14.25
             WANGER
4IT             International Small Cap (02/02; 05/95)                                 (27.40)     6.21       --         13.58
4SP             U.S. Smaller Companies (02/02; 05/95)                                    2.51     10.52       --         16.26
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)                                (14.35)     7.37       --          9.26
4WI             International Equity Fund (02/02; 07/00)                               (22.74)       --       --        (22.32)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (30.34)    (3.48)      --          3.33

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)
BD4             Bond Fund (02/02; 10/81)
CR4             Capital Resource Fund (02/02; 10/81)
CM4             Cash Management Fund (02/02; 10/81)
DE4             Diversified Equity Income Fund (02/02; 09/99)
EM4             Emerging Markets Fund (02/02; 05/00)
ES4             Equity Select Fund (02/02; 05/01)
EI4             Extra Income Fund (02/02; 05/96)
FI4             Federal Income Fund (02/02; 09/99)
GB4             Global Bond Fund (02/02; 05/96)
GR4             Growth Fund (02/02; 09/99)
IE4             International Fund (02/02; 01/92)
MF4             Managed Fund (02/02; 04/86)
ND4             New Dimensions Fund(R) (02/02; 05/96)
SV4             Partners Small Cap Value Fund (02/02; 08/01)
IV4             S&P 500 Index Fund (02/02; 05/00)
SC4             Small Cap Advantage Fund (02/02; 09/99)
ST4             Stock Fund (02/02; 08/01)
SA4             Strategy Aggressive Fund (02/02; 01/92)
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)
             ALLIANCE VP
4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)
4AV             VP Value, Class II (02/02; 05/96)(h)
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
4SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
4MC             Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)
4FS             Financial Services Fund (02/02; 09/99)
4TC             Technology Fund (02/02; 05/97)
4TL             Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)
4UT             Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
4PI             Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
4IT             International Small Cap (02/02; 05/95)
4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)
4WI             International Equity Fund (02/02; 07/00)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)                             (18.07%)     --%      --%         (8.59%)
BD4             Bond Fund (02/02; 10/81)                                                 5.80      3.15     5.49          8.38
CR4             Capital Resource Fund (02/02; 10/81)                                   (19.68)     3.37     4.98         10.15
CM4             Cash Management Fund (02/02; 10/81)                                      1.91      3.09     2.66          4.54
DE4             Diversified Equity Income Fund (02/02; 09/99)                            0.33        --       --          0.83
EM4             Emerging Markets Fund (02/02; 05/00)                                    (3.17)       --       --        (18.72)
ES4             Equity Select Fund (02/02; 05/01)                                          --        --       --         (2.41)(d)
EI4             Extra Income Fund (02/02; 05/96)                                         3.13      0.05       --          0.83
FI4             Federal Income Fund (02/02; 09/99)                                       4.51        --       --          4.79
GB4             Global Bond Fund (02/02; 05/96)                                         (0.45)     0.53       --          1.63
GR4             Growth Fund (02/02; 09/99)                                             (32.36)       --       --        (17.58)
IE4             International Fund (02/02; 01/92)                                      (30.12)    (3.25)      --          2.04
MF4             Managed Fund (02/02; 04/86)                                            (12.24)     4.93     6.93          8.30
ND4             New Dimensions Fund(R) (02/02; 05/96)                                  (18.28)     7.96       --          8.87
SV4             Partners Small Cap Value Fund (02/02; 08/01)                               --        --       --          5.98(d)
IV4             S&P 500 Index Fund (02/02; 05/00)                                      (14.10)       --       --        (14.84)
SC4             Small Cap Advantage Fund (02/02; 09/99)                                 (8.24)       --       --          2.55
ST4             Stock Fund (02/02; 08/01)                                                  --        --       --         (4.12)(d)
SA4             Strategy Aggressive Fund (02/02; 01/92)                                (34.29)    (0.35)      --          4.82
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)                 (24.85)     4.14       --          9.82
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)                   (9.78)       --       --          3.22
             ALLIANCE VP
4AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)                                      --        --       --         (2.65)(d)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                 (1.60)    12.58    12.88         11.85
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)                           (30.61)     2.84       --          3.80
4AV             VP Value, Class II (02/02; 05/96)(h)                                    10.93      9.89       --         10.69
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)                                (8.50)     5.30     6.91          7.44
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                  (14.64)       --       --          2.69

             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)            (10.68)     8.04       --          8.04
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                     (5.25)       --       --         23.40
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                   (22.73)     0.83     4.00          4.25

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                                           Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                             1 year   5 years  10 years  commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    6.01%     4.10%    9.54%         8.32%
4SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)    11.85        --       --          1.41
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                5.18      8.26       --          8.47
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (13.58)       --       --          1.48
4MC             Mid Cap Value Fund (02/02; 05/98)                                       10.14        --       --          4.56
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)                                           (32.56)       --       --          3.91
4FS             Financial Services Fund (02/02; 09/99)                                 (11.55)       --       --          8.33
4TC             Technology Fund (02/02; 05/97)                                         (47.08)       --       --          8.07
4TL             Telecommunications Fund (02/02; 09/99)                                 (55.16)       --       --        (24.06)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (38.65)       --       --        (37.63)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (24.93)     8.00       --         11.70
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)                          (25.55)       --       --         (3.71)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (26.31)       --       --         (2.29)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)                  (6.97)       --       --         12.55
4UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (25.80)     8.63       --         12.43
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                       (8.84)    10.19       --         12.54
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (25.35)       --       --         (6.86)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (21.30)       --       --          2.58
4PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (22.15)       --       --          7.70
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (34.88)       --       --          5.62
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)            (5.88)    12.20       --         14.25
             WANGER
4IT             International Small Cap (02/02; 05/95)                                 (22.69)     6.21       --         13.58
4SP             U.S. Smaller Companies (02/02; 05/95)                                    9.47     10.52       --         16.26
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)                                 (8.65)     7.37       --          9.26
4WI             International Equity Fund (02/02; 07/00)                               (17.68)       --       --        (18.89)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (25.85)    (3.48)      --          3.33

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select (Without Purchase Payment Credits) With Surrender For Periods
Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)                             (22.59%)     --%      --%        (10.64%)
BD4             Bond Fund (02/02; 10/81)                                                (0.39)     3.70     6.04          8.93
CR4             Capital Resource Fund (02/02; 10/81)                                   (24.09)     3.92     5.53         10.70
CM4             Cash Management Fund (02/02; 10/81)                                     (4.01)     3.64     3.21          5.09
DE4             Diversified Equity Income Fund (02/02; 09/99)                           (5.48)       --       --         (1.48)
EM4             Emerging Markets Fund (02/02; 05/00)                                    (8.74)       --       --        (21.29)
ES4             Equity Select Fund (02/02; 05/01)                                          --        --       --         (8.03)(d)
EI4             Extra Income Fund (02/02; 05/96)                                        (2.87)     0.60       --          1.38
FI4             Federal Income Fund (02/02; 09/99)                                      (1.59)       --       --          2.44
GB4             Global Bond Fund (02/02; 05/96)                                         (6.20)     1.08       --          2.18
GR4             Growth Fund (02/02; 09/99)                                             (35.88)       --       --        (19.38)
IE4             International Fund (02/02; 01/92)                                      (33.80)    (2.70)      --          2.59
MF4             Managed Fund (02/02; 04/86)                                            (17.18)     5.48     7.48          8.85
ND4             New Dimensions Fund(R) (02/02; 05/96)                                  (22.79)     8.51      --          9.42
SV4             Partners Small Cap Value Fund (02/02; 08/01)                               --        --       --         (0.23)(d)
IV4             S&P 500 Index Fund (02/02; 05/00)                                      (18.90)       --       --        (17.53)
SC4             Small Cap Advantage Fund (02/02; 09/99)                                (13.45)       --       --          0.17
ST4             Stock Fund (02/02; 08/01)                                                  --        --       --         (9.62)(d)
SA4             Strategy Aggressive Fund (02/02; 01/92)                                (37.68)     0.20       --          5.37
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)                 (28.89)     4.69       --         10.37
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)                  (14.89)       --       --          3.77
             ALLIANCE VP
4AB             AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                          --        --       --         (8.25)(d)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                 (7.28)    13.13    13.43         12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)                           (34.25)     3.39       --          4.35
4AV             VP Value, Class II (02/02; 05/96)(h)                                     4.48     10.44       --         11.24
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)                               (13.69)     5.85     7.46          7.99
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                  (19.40)       --       --          3.24

             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)            (15.72)     8.59       --          8.59
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                    (10.67)       --       --         23.95
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                   (26.92)     1.38     4.55          4.80

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select (Without Purchase Payment Credits) With Surrender For Periods
Ending Dec. 31, 2001 (continued)

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                   (0.20%)    4.65%   10.09%         8.87%
4SI             Franklin Small Cap Value Securities Fund - Class 2
                (02/02; 05/98)(k)                                                        5.40        --       --          1.96
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)               (0.97)     8.81       --          9.02
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (18.41)       --       --          2.03
4MC             Mid Cap Value Fund (02/02; 05/98)                                        3.69        --       --          5.11
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)                                           (36.07)       --       --          4.46
4FS             Financial Services Fund (02/02; 09/99)                                 (16.53)       --       --          6.08
4TC             Technology Fund (02/02; 05/97)                                         (49.57)       --       --          8.62
4TL             Telecommunications Fund (02/02; 09/99)                                 (57.09)       --       --        (25.71)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (41.73)       --       --        (38.95)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (28.97)     8.55       --         12.25
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)                          (29.55)       --       --         (3.16)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (30.26)       --       --         (4.07)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)                 (12.27)       --       --         13.10
4UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (29.79)     9.18       --         12.98
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                      (14.01)    10.74       --         13.09
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (29.36)       --       --         (6.31)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (25.59)       --       --          3.13
4PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (26.38)       --       --          8.25
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (38.23)       --       --          6.17
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)           (11.26)    12.75       --         14.80
             WANGER
4IT             International Small Cap (02/02; 05/95)                                 (26.89)     6.76       --         14.13
4SP             U.S. Smaller Companies (02/02; 05/95)                                    3.02     11.07       --         16.81
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)                                (13.83)     7.92       --          9.81
4WI             International Equity Fund (02/02; 07/00)                               (22.23)       --       --        (21.80)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (29.83)    (2.93)      --          3.88

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select in Texas (Without Purchase Payment Credits) With Surrender
For Periods Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)
BD4             Bond Fund (02/02; 10/81)
CR4             Capital Resource Fund (02/02; 10/81)
CM4             Cash Management Fund (02/02; 10/81)
DE4             Diversified Equity Income Fund (02/02; 09/99)
EM4             Emerging Markets Fund (02/02; 05/00)
ES4             Equity Select Fund (02/02; 05/01)
EI4             Extra Income Fund (02/02; 05/96)
FI4             Federal Income Fund (02/02; 09/99)
GB4             Global Bond Fund (02/02; 05/96)
GR4             Growth Fund (02/02; 09/99)
IE4             International Fund (02/02; 01/92)
MF4             Managed Fund (02/02; 04/86)
ND4             New Dimensions Fund(R) (02/02; 05/96)
SV4             Partners Small Cap Value Fund (02/02; 08/01)
IV4             S&P 500 Index Fund (02/02; 05/00)
SC4             Small Cap Advantage Fund (02/02; 09/99)
ST4             Stock Fund (02/02; 08/01)
SA4             Strategy Aggressive Fund (02/02; 01/92)
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)
             ALLIANCE VP
4AB             AllianceBernstein International Value Portfolio (Class B) (02/02; 05/01)(f)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)
4AV             VP Value, Class II (02/02; 05/96)(h)
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)


RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select in Texas (Without Purchase Payment Credits) With Surrender
For Periods Ending Dec. 31, 2001 (continued)
                                                                                             Performance of the fund(b)
                                                                                                                      Since
Subaccount   Investing in:                                                               1 year  5 years  10 years commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
4SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
4MC             Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)
4FS             Financial Services Fund (02/02; 09/99)
4TC             Technology Fund (02/02; 05/97)
4TL             Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)
4UT             Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
4PI             Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
4IT             International Small Cap (02/02; 05/95)
4SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)
4WI             International Equity Fund (02/02; 07/00)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2001
                                                                                      Performance of the fund(b)
                                                                                                                   Since
Subaccount   Investing in:                                                         1 year    5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC4             Blue Chip Advantage Fund (02/02; 09/99)(c)                          (17.52%)      --%       --%    (8.04%)
BD4             Bond Fund (02/02; 10/81)                                              6.35      3.70      6.04      8.93
CR4             Capital Resource Fund (02/02; 10/81)                                (19.13)     3.92      5.53     10.70
CM4             Cash Management Fund (02/02; 10/81)                                   2.46      3.64      3.21      5.09
DE4             Diversified Equity Income Fund (02/02; 09/99)                         0.88        --        --      1.38
EM4             Emerging Markets Fund (02/02; 05/00)                                 (2.62)       --        --    (18.17)
ES4             Equity Select Fund (02/02; 05/01)                                       --        --        --     (1.86)(d)
EI4             Extra Income Fund (02/02; 05/96)                                      3.68      0.60        --      1.38
FI4             Federal Income Fund (02/02; 09/99)                                    5.06        --        --      5.34
GB4             Global Bond Fund (02/02; 05/96)                                       0.10      1.08        --      2.18
GR4             Growth Fund (02/02; 09/99)                                          (31.81)       --        --    (17.03)
IE4             International Fund (02/02; 01/92)                                   (29.57)    (2.70)       --      2.59
MF4             Managed Fund (02/02; 04/86)                                         (11.69)     5.48      7.48      8.85
ND4             New Dimensions Fund(R) (02/02; 05/96)                               (17.73)     8.51        --      9.42
SV4             Partners Small Cap Value Fund (02/02; 08/01)                            --        --        --      6.53(d)
IV4             S&P 500 Index Fund (02/02; 05/00)                                   (13.55)       --        --    (14.29)
SC4             Small Cap Advantage Fund (02/02; 09/99)                              (7.69)       --        --      3.10
ST4             Stock Fund (02/02; 08/01)                                               --        --        --     (3.57)(d)
SA4             Strategy Aggressive Fund (02/02; 01/92)                             (33.74)     0.20        --      5.37
             AIM V.I.
4AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)              (24.30)     4.69        --     10.37
4AD             Capital Development Fund, Series II (02/02; 05/98)(e)                (9.23)       --        --      3.77
             ALLIANCE VP
4AB             AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                       --        --        --     (2.10)(d)
4AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)              (1.05)    13.13     13.43     12.40
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI             VP International, Class II (02/02; 05/94)(h)                        (30.06)     3.39        --      4.35
4AV             VP Value, Class II (02/02; 05/96)(h)                                 11.48     10.44        --     11.24
             CALVERT VARIABLE SERIES, INC.
4SR             Social Balanced Portfolio (02/02; 09/86)                             (7.95)     5.85      7.46      7.99
             EVERGREEN VA
4CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)               (14.09)       --        --      3.24

             FIDELITY(R) VIP
4FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)         (10.13)     8.59        --      8.59
4FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                  (4.70)       --        --     23.95
4FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                (22.18)     1.38      4.55      4.80

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA
Select (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2001 (continued)
                                                                                            Performance of the fund(b)
                                                                                                                         Since
Subaccount   Investing in:                                                               1 year    5 years  10 years  commencement
             FTVIPT
4RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    6.56%        4.65%   10.09%      8.87%
4SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)    12.40           --       --       1.96
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
4MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                5.73         8.81       --       9.02
             GOLDMAN SACHS VIT
4UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (13.03)          --       --       2.03
4MC             Mid Cap Value Fund (02/02; 05/98)                                       10.69           --       --       5.11
             INVESCO VIF
4ID             Dynamics Fund (02/02; 08/97)                                           (32.01)          --       --       4.46
4FS             Financial Services Fund (02/02; 09/99)                                 (11.00)          --       --       8.88
4TC             Technology Fund (02/02; 05/97)                                         (46.53)          --       --       8.62
4TL             Telecommunications Fund (02/02; 09/99)                                 (54.61)          --       --     (23.51)
             JANUS ASPEN SERIES
4GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (38.10)          --       --     (37.08)
4IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (24.38)        8.55       --      12.25
             LAZARD RETIREMENT SERIES
4IP             International Equity Portfolio (02/02; 09/98)                          (25.00)          --       --      (3.16)
             MFS(R)
4MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (25.76)          --       --      (1.74)
4MD             New Discovery Series - Service Class (02/02; 05/98)(n)                  (6.42)          --       --      13.10
4UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (25.25)        9.18       --      12.98
             PIONEER VCT
4PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                       (8.29)       10.74       --      13.09
4EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (24.80)          --       --      (6.31)
             PUTNAM VARIABLE TRUST
4HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (20.75)          --       --       3.13
4PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (21.60)          --       --       8.25
4VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (34.33)          --       --       6.17
             STRONG FUNDS
4SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)            (5.33)       12.75       --      14.80
             WANGER
4IT             International Small Cap (02/02; 05/95)                                 (22.14)        6.76       --      14.13
4SP             U.S. Smaller Companies (02/02; 05/95)                                   10.02        11.07       --      16.81
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
4AA             Asset Allocation Fund (02/02; 04/94)(t)                                 (8.10)        7.92       --       9.81
4WI             International Equity Fund (02/02; 07/00)                               (17.13)          --       --     (18.34)
4SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (25.30)       (2.93)      --       3.88


RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2001
                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)                               %            %        %          %
BD5             Bond Fund (02/02; 10/81)
CR5             Capital Resource Fund (02/02; 10/81)
CM5             Cash Management Fund (02/02; 10/81)
DE5             Diversified Equity Income Fund (02/02; 09/99)
EM5             Emerging Markets Fund (02/02; 05/00)
ES5             Equity Select Fund (02/02; 05/01)                                                                       (d)
EI5             Extra Income Fund (02/02; 05/96)
FI5             Federal Income Fund (02/02; 09/99)
GB5             Global Bond Fund (02/02; 05/96)
GR5             Growth Fund (02/02; 09/99)
IE5             International Fund (02/02; 01/92)
MF5             Managed Fund (02/02; 04/86)
ND5             New Dimensions Fund(R) (02/02; 05/96)
SV5             Partners Small Cap Value Fund (02/02; 08/01)                                                            (d)
IV5             S&P 500 Index Fund (02/02; 05/00)
SC5             Small Cap Advantage Fund (02/02; 09/99)
ST5             Stock Fund (02/02; 08/01)                                                                               (d)
SA5             Strategy Aggressive Fund (02/02; 01/92)
             AIM V.I.
5AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)
5AD             Capital Development Fund, Series II (02/02; 05/98)(e)
             ALLIANCE VP
5AB             AllianceBernstein International Value Portfolio
                (Class B) (02/02; 05/01)(f)(d)
5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI             VP International, Class II (02/02; 05/94)(h)
5AV             VP Value, Class II (02/02; 05/96)(h)
             CALVERT VARIABLE SERIES, INC.
5SR             Social Balanced Portfolio (02/02; 09/86)
             EVERGREEN VA
5CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
             FIDELITY(R) VIP
5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)
5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)
5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)


                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             FTVIPT
5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    %            %        %          %
5SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
5MC             Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
5ID             Dynamics Fund (02/02; 08/97)
5FS             Financial Services Fund (02/02; 09/99)
5TC             Technology Fund (02/02; 05/97)
5TL             Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
5IP             International Equity Portfolio (02/02; 09/98)
             MFS(R)
5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
5MD             New Discovery Series - Service Class (02/02; 05/98)(n)
5UT             Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
5PE             Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
5PI             Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
5IT             International Small Cap (02/02; 05/95)
5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA             Asset Allocation Fund (02/02; 04/94)(t)
5WI             International Equity Fund (02/02; 07/00)
5SG             Small Cap Growth Fund (02/02; 05/95)(u)



RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)                               %            %        %          %
BD5             Bond Fund (02/02; 10/81)
CR5             Capital Resource Fund (02/02; 10/81)
CM5             Cash Management Fund (02/02; 10/81)
DE5             Diversified Equity Income Fund (02/02; 09/99)
EM5             Emerging Markets Fund (02/02; 05/00)
ES5             Equity Select Fund (02/02; 05/01)                                                                       (d)
EI5             Extra Income Fund (02/02; 05/96)
FI5             Federal Income Fund (02/02; 09/99)
GB5             Global Bond Fund (02/02; 05/96)
GR5             Growth Fund (02/02; 09/99)
IE5             International Fund (02/02; 01/92)
MF5             Managed Fund (02/02; 04/86)
ND5             New Dimensions Fund(R) (02/02; 05/96)
SV5             Partners Small Cap Value Fund (02/02; 08/01)                                                            (d)
IV5             S&P 500 Index Fund (02/02; 05/00)
SC5             Small Cap Advantage Fund (02/02; 09/99)
ST5             Stock Fund (02/02; 08/01)                                                                               (d)
SA5             Strategy Aggressive Fund (02/02; 01/92)
             AIM V.I.
5AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)
5AD             Capital Development Fund, Series II (02/02; 05/98)(e)
             ALLIANCE VP
5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)                                                                   (d)
5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI             VP International, Class II (02/02; 05/94)(h)
5AV             VP Value, Class II (02/02; 05/96)(h)
             CALVERT VARIABLE SERIES, INC.
5SR             Social Balanced Portfolio (02/02; 09/86)
             EVERGREEN VA
5CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
             FIDELITY(R) VIP
5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)
5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)
5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select in
Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV
and EEP Death Benefit Riders For Periods Ending Dec. 31, 2001 (continued)
                                                                                            Performance of the fund(b)
                                                                                                                         Since
Subaccount   Investing in:                                                               1 year    5 years  10 years  commencement

             FTVIPT
5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    %            %        %          %
5SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
5MC             Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
5ID             Dynamics Fund (02/02; 08/97)
5FS             Financial Services Fund (02/02; 09/99)
5TC             Technology Fund (02/02; 05/97)
5TL             Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
5IP             International Equity Portfolio (02/02; 09/98)
             MFS(R)
5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
5MD             New Discovery Series - Service Class (02/02; 05/98)(n)
5UT             Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
5PE             Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
5PI             Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
5IT             International Small Cap (02/02; 05/95)
5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA             Asset Allocation Fund (02/02; 04/94)(t)
5WI             International Equity Fund (02/02; 07/00)
5SG             Small Cap Growth Fund (02/02; 05/95)(u)



RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charge. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select (Without Purchase Payment Credits) With Surrender For Periods
Ending Dec. 31, 2001

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)                             (22.44%)         --%      --%    (10.46%)
BD5             Bond Fund (02/02; 10/81)                                                (0.20)        3.91     6.25       9.15
CR5             Capital Resource Fund (02/02; 10/81)                                   (23.93)        4.13     5.74      10.92
CM5             Cash Management Fund (02/02; 10/81)                                     (3.82)        3.84     3.42       5.30
DE5             Diversified Equity Income Fund (02/02; 09/99)                           (5.29)          --       --      (1.28)
EM5             Emerging Markets Fund (02/02; 05/00)                                    (8.56)          --       --     (21.14)
ES5             Equity Select Fund (02/02; 05/01)                                          --           --       --      (7.91)(d)
EI5             Extra Income Fund (02/02; 05/96)                                        (2.68)        0.81       --       1.59
FI5             Federal Income Fund (02/02; 09/99)                                      (1.39)          --       --       2.66
GB5             Global Bond Fund (02/02; 05/96)                                         (6.02)        1.29       --       2.38
GR5             Growth Fund (02/02; 09/99)                                             (35.76)          --       --     (19.22)
IE5             International Fund (02/02; 01/92)                                      (33.67)       (2.50)      --       2.79
MF5             Managed Fund (02/02; 04/86)                                            (17.01)        5.69     7.70       9.07
ND5             New Dimensions Fund(R) (02/02; 05/96)                                  (22.64)        8.73       --       9.64
SV5             Partners Small Cap Value Fund (02/02; 08/01)                               --           --       --      (0.15)(d)
IV5             S&P 500 Index Fund (02/02; 05/00)                                      (18.74)          --       --     (17.37)
SC5             Small Cap Advantage Fund (02/02; 09/99)                                (13.27)          --       --       0.37
ST5             Stock Fund (02/02; 08/01)                                                  --           --       --      (9.55)(d)
SA5             Strategy Aggressive Fund (02/02; 01/92)                                (37.55)        0.40       --       5.58
             AIM V.I.
5AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)                 (28.75)        4.90       --      10.59
5AD             Capital Development Fund, Series II (02/02; 05/98)(e)                  (14.72)          --       --       3.98
             ALLIANCE VP
5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)                                      --           --       --      (8.13)(d)
5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                 (7.10)       13.36    13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI             VP International, Class II (02/02; 05/94)(h)                           (34.12)        3.60       --       4.56
5AV             VP Value, Class II (02/02; 05/96)(h)                                     4.70        10.66       --      11.47
             CALVERT VARIABLE SERIES, INC.
5SR             Social Balanced Portfolio (02/02; 09/86)                               (13.52)        6.07     7.68       8.20
             EVERGREEN VA
5CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                  (19.24)          --       --       3.45

             FIDELITY(R) VIP
5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)            (15.55)        8.80       --       8.80
5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                    (10.50)          --       --      24.20
5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                   (26.78)        1.58     4.76       5.01

                                       -64-

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select (Without Purchase Payment Credits) With Surrender For Periods
Ending Dec. 31, 2001 (continued)

                                                                                          Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                             1 year    5 years  10 years  commencement
             FTVIPT
5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    0.00%         4.86%  10.31%      9.09%
5SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)     5.62            --      --       2.16
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)               (0.77)         9.03      --       9.24
             GOLDMAN SACHS VIT
5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (18.25)           --      --       2.23
5MC             Mid Cap Value Fund (02/02; 05/98)                                        3.92            --      --       5.32
             INVESCO VIF
5ID             Dynamics Fund (02/02; 08/97)                                           (35.94)           --      --       4.67
5FS             Financial Services Fund (02/02; 09/99)                                 (16.36)           --      --       6.31
5TC             Technology Fund (02/02; 05/97)                                         (49.47)           --      --       8.84
5TL             Telecommunications Fund (02/02; 09/99)                                 (57.00)           --      --     (25.56)
             JANUS ASPEN SERIES
5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (41.62)           --      --     (38.83)
5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (28.83)         8.76      --      12.47
             LAZARD RETIREMENT SERIES
5IP             International Equity Portfolio (02/02; 09/98)                          (29.41)           --      --      (2.96)
             MFS(R)
5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (30.12)           --      --      (3.88)
5MD             New Discovery Series - Service Class (02/02; 05/98)(n)                 (12.10)           --      --      13.33
5UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (29.65)         9.40      --      13.21
             PIONEER VCT
5PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                      (13.84)        10.97      --      13.31
5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (29.22)           --      --      (6.13)
             PUTNAM VARIABLE TRUST
5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (25.44)           --      --       3.33
5PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (26.24)           --      --       8.46
5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (38.11)           --      --       6.38
             STRONG FUNDS
5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)           (11.08)        12.97      --      15.03
             WANGER
5IT             International Small Cap (02/02; 05/95)                                 (26.74)         6.98      --      14.36
5SP             U.S. Smaller Companies (02/02; 05/95)                                    3.24         11.29      --      17.04
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA             Asset Allocation Fund (02/02; 04/94)(t)                                (13.66)         8.14      --      10.03
5WI             International Equity Fund (02/02; 07/00)                               (22.07)           --      --     (21.64)
5SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (29.69)        (2.74)     --       4.09


RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select in Texas (Without Purchase Payment Credits) With Surrender
For Periods Ending Dec. 31, 2001

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)
BD5             Bond Fund (02/02; 10/81)
CR5             Capital Resource Fund (02/02; 10/81)
CM5             Cash Management Fund (02/02; 10/81)
DE5             Diversified Equity Income Fund (02/02; 09/99)
EM5             Emerging Markets Fund (02/02; 05/00)
ES5             Equity Select Fund (02/02; 05/01)
EI5             Extra Income Fund (02/02; 05/96)
FI5             Federal Income Fund (02/02; 09/99)
GB5             Global Bond Fund (02/02; 05/96)
GR5             Growth Fund (02/02; 09/99)
IE5             International Fund (02/02; 01/92)
MF5             Managed Fund (02/02; 04/86)
ND5             New Dimensions Fund(R) (02/02; 05/96)
SV5             Partners Small Cap Value Fund (02/02; 08/01)
IV5             S&P 500 Index Fund (02/02; 05/00)
SC5             Small Cap Advantage Fund (02/02; 09/99)
ST5             Stock Fund (02/02; 08/01)
SA5             Strategy Aggressive Fund (02/02; 01/92)
             AIM V.I.
5AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)
5AD             Capital Development Fund, Series II (02/02; 05/98)(e)
             ALLIANCE VP
5AB             AllianceBernstein International Value
                Portfolio (Class B) (02/02; 05/01)(f)
5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI             VP International, Class II (02/02; 05/94)(h)
5AV             VP Value, Class II (02/02; 05/96)(h)
             CALVERT VARIABLE SERIES, INC.
5SR             Social Balanced Portfolio (02/02; 09/86)
             EVERGREEN VA
5CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)
             FIDELITY(R) VIP
5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)
5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)
5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)


RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select in Texas (Without Purchase Payment Credits) With Surrender
For Periods Ending Dec. 31, 2001 (continued)

                                                                                            Performance of the fund(b)
                                                                                                                        Since
Subaccount   Investing in:                                                               1 year  5 years  10 years  commencement
             FTVIPT
5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)
5SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)
             GOLDMAN SACHS VIT
5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)
5MC             Mid Cap Value Fund (02/02; 05/98)
             INVESCO VIF
5ID             Dynamics Fund (02/02; 08/97)
5FS             Financial Services Fund (02/02; 09/99)
5TC             Technology Fund (02/02; 05/97)
5TL             Telecommunications Fund (02/02; 09/99)
             JANUS ASPEN SERIES
5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)
5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)
             LAZARD RETIREMENT SERIES
5IP             International Equity Portfolio (02/02; 09/98)
             MFS(R)
5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)
5MD             New Discovery Series - Service Class (02/02; 05/98)(n)
5UT             Utilities Series - Service Class (02/02; 01/95)(n)
             PIONEER VCT
5PE             Pioneer Equity Income VCT Portfolio - Class II Shares (02/02; 03/95)(o)
5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)
             PUTNAM VARIABLE TRUST
5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)
5PI             Putnam VT International Growth Fund - Class IB Shares (02/02; 01/97)(r)
5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)
             STRONG FUNDS
5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)
             WANGER
5IT             International Small Cap (02/02; 05/95)
5SP             U.S. Smaller Companies (02/02; 05/95)
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA             Asset Allocation Fund (02/02; 04/94)(t)
5WI             International Equity Fund (02/02; 07/00)
5SG             Small Cap Growth Fund (02/02; 05/95)(u)

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2001

                                                                                            Performance of the fund(b)
                                                                                                                          Since
Subaccount   Investing in:                                                               1 year    5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC5             Blue Chip Advantage Fund (02/02; 09/99)(c)                             (17.36%)         --%      --%     (7.85%)
BD5             Bond Fund (02/02; 10/81)                                                 6.56         3.91     6.25       9.15
CR5             Capital Resource Fund (02/02; 10/81)                                   (18.96)        4.13     5.74      10.92
CM5             Cash Management Fund (02/02; 10/81)                                      2.67         3.84     3.42       5.30
DE5             Diversified Equity Income Fund (02/02; 09/99)                            1.09           --       --       1.59
EM5             Emerging Markets Fund (02/02; 05/00)                                    (2.43)          --       --     (18.01)
ES5             Equity Select Fund (02/02; 05/01)                                          --           --       --      (1.73)(d)
EI5             Extra Income Fund (02/02; 05/96)                                         3.89         0.81       --       1.59
FI5             Federal Income Fund (02/02; 09/99)                                       5.28           --       --       5.55
GB5             Global Bond Fund (02/02; 05/96)                                          0.31         1.29       --       2.38
GR5             Growth Fund (02/02; 09/99)                                             (31.67)          --       --     (16.86)
IE5             International Fund (02/02; 01/92)                                      (29.43)       (2.50)      --       2.79
MF5             Managed Fund (02/02; 04/86)                                            (11.52)        5.69     7.70       9.07
ND5             New Dimensions Fund(R) (02/02; 05/96)                                  (17.57)        8.73       --       9.64
SV5             Partners Small Cap Value Fund (02/02; 08/01)                               --           --       --       6.61(d)
IV5             S&P 500 Index Fund (02/02; 05/00)                                      (13.37)          --       --     (14.12)
SC5             Small Cap Advantage Fund (02/02; 09/99)                                 (7.50)          --       --       3.31
ST5             Stock Fund (02/02; 08/01)                                                  --           --       --      (3.50)(d)
SA5             Strategy Aggressive Fund (02/02; 01/92)                                (33.61)        0.40       --       5.58
             AIM V.I.
5AC             Capital Appreciation Fund, Series II (02/02; 05/93)(e)                 (24.14)        4.90       --      10.59
5AD             Capital Development Fund, Series II (02/02; 05/98)(e)                   (9.05)          --       --       3.98
             ALLIANCE VP
5AB             AllianceBernstein International Value Portfolio (Class B)
                (02/02; 05/01)(f)                                                          --           --       --      (1.97)(d)
5AL             Growth and Income Portfolio (Class B) (02/02; 01/91)(g)                 (0.85)       13.36    13.66      12.63
             AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI             VP International, Class II (02/02; 05/94)(h)                           (29.91)        3.60       --       4.56
5AV             VP Value, Class II (02/02; 05/96)(h)                                    11.70        10.66       --      11.47
             CALVERT VARIABLE SERIES, INC.
5SR             Social Balanced Portfolio (02/02; 09/86)                                (7.76)        6.07     7.68       8.20
             EVERGREEN VA
5CG             Capital Growth Fund, Class L Shares (02/02; 03/98)(i)                  (13.91)          --       --       3.45

             FIDELITY(R) VIP
5FG             Growth & Income Portfolio Service Class 2 (02/02; 12/96)(j)             (9.95)        8.80       --       8.80
5FM             Mid Cap Portfolio Service Class 2 (02/02; 12/98)(j)                     (4.51)          --       --      24.20
5FO             Overseas Portfolio Service Class 2 (02/02; 01/87)(j)                   (22.02)        1.58     4.76       5.01



RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Average Annual Total Return(a) For Qualified Annuities Under RAVA
Select (Without Purchase Payment Credits) Without Surrender For
Periods Ending Dec. 31, 2001 (continued)

                                                                                            Performance of the fund(b)
                                                                                                                          Since
Subaccount   Investing in:                                                               1 year    5 years  10 years  commencement
             FTVIPT
5RE             Franklin Real Estate Fund - Class 2 (02/02; 01/89)(k)                    6.77%        4.86%   10.31%      9.09%
5SI             Franklin Small Cap Value Securities Fund - Class 2 (02/02; 05/98)(k)    12.62           --       --       2.16
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
5MS             Mutual Shares Securities Fund - Class 2 (02/02; 11/96)(k)                5.94         9.03       --       9.24
             GOLDMAN SACHS VIT
5UE             CORE(SM) U.S. Equity Fund (02/02; 02/98)(l)                            (12.85)          --       --       2.23
5MC             Mid Cap Value Fund (02/02; 05/98)                                       10.92           --       --       5.32
             INVESCO VIF
5ID             Dynamics Fund (02/02; 08/97)                                           (31.87)          --       --       4.67
5FS             Financial Services Fund (02/02; 09/99)                                 (10.82)          --       --       9.10
5TC             Technology Fund (02/02; 05/97)                                         (46.42)          --       --       8.84
5TL             Telecommunications Fund (02/02; 09/99)                                 (54.52)          --       --     (23.36)
             JANUS ASPEN SERIES
5GT             Global Technology Portfolio: Service Shares (02/02; 01/00)(m)          (37.98)          --       --     (36.95)
5IG             International Growth Portfolio: Service Shares (02/02; 05/94)(m)       (24.23)        8.76       --      12.47
             LAZARD RETIREMENT SERIES
5IP             International Equity Portfolio (02/02; 09/98)                          (24.85)          --       --      (2.96)
             MFS(R)
5MG             Investors Growth Stock Series - Service Class (02/02; 05/99)(n)        (25.61)          --       --      (1.55)
5MD             New Discovery Series - Service Class (02/02; 05/98)(n)                  (6.23)          --       --      13.33
5UT             Utilities Series - Service Class (02/02; 01/95)(n)                     (25.10)        9.40       --      13.21
             PIONEER VCT
5PE             Pioneer Equity Income VCT Portfolio - Class II Shares
                (02/02; 03/95)(o)                                                       (8.11)       10.97       --      13.31
5EU             Pioneer Europe VCT Portfolio - Class II Shares (02/02; 10/98)(p)       (24.65)          --       --      (6.13)
             PUTNAM VARIABLE TRUST
5HS             Putnam VT Health Sciences Fund - Class IB Shares (02/02; 04/98)(q)     (20.59)          --       --       3.33
5PI             Putnam VT International Growth Fund - Class IB Shares
                (02/02; 01/97)(r)                                                      (21.44)          --       --       8.46
5VS             Putnam VT Vista Fund - Class IB Shares (02/02; 01/97)(r)               (34.20)          --       --       6.38
             STRONG FUNDS
5SO             Strong Opportunity Fund II - Advisor Class (02/02; 05/92)(s)            (5.14)       12.97       --      15.03
             WANGER
5IT             International Small Cap (02/02; 05/95)                                 (21.98)        6.98       --      14.36
5SP             U.S. Smaller Companies (02/02; 05/95)                                   10.24        11.29       --      17.04
                (previously Wanger U.S. Small Cap)
             WELLS FARGO VT
5AA             Asset Allocation Fund (02/02; 04/94)(t)                                 (7.92)        8.14       --      10.03
5WI             International Equity Fund (02/02; 07/00)                               (16.96)          --       --     (18.18)
5SG             Small Cap Growth Fund (02/02; 05/95)(u)                                (25.15)       (2.74)      --       4.09


RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) The subaccounts had not commenced operations as of Dec. 31, 2001 and, therefore, they have no performance.

(c) (Commencement date of the subaccount; Commencement date of the fund)

(d) Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(l)    CORE(SM) is a service mark of Goldman, Sachs & Co.

(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(p) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(q) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(r) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(s) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(t) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(u) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                          ERV - P
                        ------------
                             P

where:     P = a hypothetical initial payment of $1,000
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a)      the change in the value of a hypothetical subaccount
         (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)      multiplying the base period return by 365/7.

The subaccount's value includes:

o  any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable surrender charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for RAVA Advantage Based on the Seven-Day Period Ending Dec. 31, 2001
Subaccount   Investing in:                                             Simple yield      Compound yield
CM1          AXP(R) Variable Portfolio - Cash Management Fund               0.66%            0.66%
CM2          AXP(R) Variable Portfolio - Cash Management Fund               0.83             0.83

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

             YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                        -----
                         cd

where:     a =    dividends and investment income earned during the
                  period
           b =    expenses accrued for the period (net of
                  reimbursements)
           c =    the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
           d =    the maximum offering price per accumulation unit on
                  the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield for RAVA Advantage Based on the 30-Day Period
Ended Dec. 31, 2001

Subaccount  Investing in:                                       Yield
BD1         AXP(R) Variable Portfolio - Bond Fund                5.68%
BD2         AXP(R) Variable Portfolio - Bond Fund                5.70
EI1         AXP(R) Variable Portfolio - Extra Income Fund       11.09
EI2         AXP(R) Variable Portfolio - Extra Income Fund       11.12
FI1         AXP(R) Variable Portfolio - Federal Income Fund      5.72
FI2         AXP(R) Variable Portfolio - Federal Income Fund      5.68
GB1         AXP(R) Variable Portfolio - Global Bond Fund         9.81
GB2         AXP(R) Variable Portfolio - Global Bond Fund         9.79

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

      The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by
o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and
o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RAVA Advantage / RAVA Select
    IDS Life Variable Account 10
-------------------------------------------------------------------------------

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                           www.ambest.com
Fitch (formerly Duff and Phelps)    www.fitchratings.com
Moody's                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter for the variable account has been: 2001: $41,792,624; 2000: $56,851,815; and 1999: $21,517,281. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

To be filed by Amendment.

                                                              S-6406-20 E (9/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed by Amendment.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.3(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.4(b) Copy of Amendment No.1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

8.4(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(a) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.5(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.6(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
         Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10(c)  Copy of Amendment to Participation Agreement dated February 13,
         2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12(c)  Copy of Amendment dated February 13, 2002 to Participation
         Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(a) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.13(b) Copy of Amendment dated February 13, 2002 to Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed electronically as
         Exhibit 8.13(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14(a) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.14(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

8.14(c) Copy of Amendment 2 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16      Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
          Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.18(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among Wells Fargo Variable Trust and IDS Life
          Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10.       Consent of Independent Auditors will be filed by Amendment.

11.       None.

12.       Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.       Not applicable.

15. Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address*               Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                                                                 Director and Executive Vice President
                                                                                - Annuities

Timothy V. Bechtold                                                             Director and President


Barbara H. Fraser                                                               Vice President - Variable Assets


Lorraine R. Hart                                                                Vice President, Investments


Eric L. Marhoun                                                                 Vice President, Assistant General
                                                                                Counsel and Assistant Secretary

Timothy S. Meehan                                                               Secretary


Mary Ellyn Minenko                                                              Vice President, Assistant General
                                                                                Counsel and Assistant Secretary

Barry J. Murphy                                                                 Director


Teresa J. Rasmussen                                                             Vice President and General Counsel


Stephen W. Roszell                                                              Director


Bridget Sperl                                                                   Executive Vice President - Client
                                                                                Service

John T. Sweeney                                                                 Director and Executive Vice President - Finance


Philip C. Wentzel                                                               Vice President and Controller


David L. Yowan                        40 Wall Street                            Vice President, Treasurer and
                                      19th Floor                                Assistant Secretary
                                      New York, NY 10004

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contract owners

          As of March 31, 2002, there were 147,335 non-qualified contract owners and 172,265 qualified contract owners in the IDS Life Variable
          Account 10.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     C. Nikol Davis                        Assistant Secretary

     Barbara H. Fraser                     Vice President - Variable Assets

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President and General Counsel

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Philip C. Wentzel                     Vice President and Controller

     David L. Yowan                        Vice President, Treasurer and
     40 Wall Street                        Assistant Secretary
     New York, NY  10004

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $41,792,624            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 9th day of August, 2002.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of August, 2002.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                   Secretary
-----------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                 Vice President and General
------------------------------------      Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                  Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                     Director and Executive
------------------------------------      Vice President - Finance
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference.




/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.